UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square FundsSM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2007

Goldman Sachs Trust Financial Square Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Schedule of Investments	5
Financial Statements	52
Notes to Financial Statements	60
Financial Highlights	70
Report of Independent Registered Public Accounting Firm	77
Other Information	78

Letter to Shareholders

Dear Shareholders:
We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Financial Square Fundssm during the one-year reporting period that ended December 31, 2007.
The Economy in Review
Economic data were mixed in 2007. We witnessed a stable economy in the first half of 2007, with growth slowing down in the second half of the year. This was driven by continued weakness in the housing market, a drop in consumer confidence and signs of deterioration in the labor market. The credit markets continued to experience unprecedented lack of liquidity in the market place as problems in the subprime mortgage market extended into other asset classes. Consequently, investors flocked to safe investments such as money market funds. The financial market had much to contend with, including massive write-downs from financial institutions due to subprime-related issues, rating downgrades of subprime collateralized debt obligations, higher oil prices, elevated London Interbank Offered Rates (“LIBOR”) rates and continued depreciation of the U.S. dollar.
Money Market Review
The Federal Reserve Open Market Committee (the “FOMC”) kept rates unchanged for most of 2007. Easing began in September with a 50 basis point cut in the federal funds rate. The FOMC cut the federal funds rate a total of 100 basis points to end the year at 4.25%. Given the state of current financial conditions, the housing market, the pullback in consumer spending and a deteriorating labor market, Goldman, Sachs & Co. economists believe the U.S. economy is either in a recession or headed into one soon.
After the reporting period ended, the FOMC continued to ease monetary policy. In a surprise move on January 22, 2008, the FOMC cut the target federal funds rate between meetings by 0.75% to 3.50%. The FOMC again lowered the target federal funds rate during its regularly scheduled meeting on January 30, 2008, bringing it to 3.00%. The FOMC has now lowered the target federal funds rate a total of 2.25% since September 2007. In its statement accompanying the January 30th meeting, the FOMC stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic activity. However, downside risks to growth remain. The Committee will continue to assess the effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”
Strategy
Taxable—The duration of the Financial Square taxable funds remained largely in line with the overall money market securities environment for much of 2007. We focused primarily on purchasing short dated commercial paper for the funds for the majority of the year, especially during the second half of 2007 as the liquidity crunch continued. We purchased securities on the longer end of the money market yield curve throughout the period as a hedge to continued FOMC easing. Conditions in the markets started to stabilize toward mid-December, as the Federal Reserve announced a move to address the liquidity issues by introducing a Term Auction Facility, which expanded its discount window operations.
Tax Exempt—The duration of the Financial Square tax-exempt funds remained largely in line with the overall money market securities environment for much of 2007 and focused predominantly on the

Letter to Shareholders
(continued)

shorter end of the yield curve. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. In conjunction with the taxable funds, we witnessed volatility during the second half of the year as the LIBOR rate rose (the interest rate banks charge each other for loans). As the risks to further FOMC easing of monetary policy increased, we purchased fixed rate paper in the three-month to one-year sector, which enabled us to add duration.
Summary of Financial Square Funds Institutional
(“FST”) Shares* as of
December 31, 2007

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Current	Maturity
Financial Square Funds	Yield	Yield	Yield	(days)

Prime Obligations	4.86%	4.98%	4.84%	34

Money Market	4.87	4.99	4.82	38

Treasury Obligations	3.26	3.31	3.58	14

Treasury Instruments	2.77	2.81	3.24	24

Government	4.50	4.60	4.50	52

Federal	4.39	4.49	4.51	38

Tax-Free Money Market	3.22	3.27	3.17	38

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25% and the Service Shares pay 0.50% of the daily average net assets of the respective Shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds.
An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Funds.

Sector Allocations†
Taxable Funds

As of December 31, 2007

Security Type	Prime	Money	Treasury	Treasury
(Percentage of Net Assets)	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.5%	—	—	—	—	—

Certificates of Deposit	3.2	—	—	—	—	—

Certificates of Deposit— Eurodollar	—	2.6%	—	—	—	—

Certificates of Deposit—Yankeedollar	—	13.4	—	—	—	—

Commercial Paper & Corporate Obligations	51.0	34.3	—	—	—	—

Master Demand Notes	1.1	1.0	—	—	—	—

Medium-Term Notes	0.1	—	—	—	—	—

Repurchase Agreements	25.9	24.3	80.1%	—	47.3%	—

Time Deposits	—	4.8	—	—	—	—

U.S. Government Agency Obligations	3.7	2.3	—	—	52.5	99.7%

U.S. Treasury Obligations	—	—	19.7	99.9%	—	—

Variable Rate Obligations	14.6	17.1	—	—	—	—

As of December 31, 2006

Security Type	Prime	Money	Treasury	Treasury
(Percentage of Net Assets)	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	1.6%	—	—	—	—	—

Certificates of Deposit	4.6	0.1%	—	—	—	—

Certificates of Deposit—Eurodollar	—	4.4	—	—	—	—

Certificates of Deposit—Yankeedollar	—	10.7	—	—	—	—

Commercial Paper & Corporate Obligations	50.8	43.7	—	—	—	—

Master Demand Notes	3.7	3.1	—	—	—	—

Medium-Term Notes	1.1	1.2	—	—	—	—

Repurchase Agreements	8.4	7.5	100.1%	—	90.3%	—

Time Deposits	1.4	1.7	—	—	—	—

U.S. Government Agency Obligations	1.1	1.0	—	100.4%	9.7	99.7%

Variable Rate Obligations	27.3	26.9	—	—	—	—

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†
Tax-Free Money Market Fund

Security Type	As of
(Percentage of Net Assets)	December 31, 2007

Commercial Paper	15.2%

General Obligation Bonds	0.9

Put Bonds	2.1

Revenue Anticipation Notes	1.7

Revenue Bonds	0.4

Tax and Revenue Anticipation Notes	2.0

Tax Anticipation Notes	5.1

Variable Rate Obligations	74.8

Security Type	As of
(Percentage of Net Assets)	December 31, 2006

Commercial Paper	5.4%

General Obligation Bonds	0.2

Put Bonds	0.9

Revenue Anticipation Notes	0.1

Revenue Bonds	0.1

Tax and Revenue Anticipation Notes	3.6

Tax Anticipation Notes	0.7

Variable Rate Obligations	83.8

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.
In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.
Goldman Sachs Money Market Management Team
January 30, 2008
The Funds did not have any direct exposure to collateralized debt obligations or mortgage-backed securities during the fiscal year. While the Funds did own some structured investment vehicles (“SIVs”) during the reporting period, these securities did not negatively affect the performance of the Funds. During the year, we allowed our SIV holdings to mature and, as of December 31, 2007, the Funds did not hold any SIVs.

Schedule of Investments

Financial Square Prime Obligations Fund
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—51.0%
Amstel Funding Corp.
$50,000,000	4.950%	01/14/08	$49,910,625
145,000,000	5.000	01/22/08	144,577,083
125,000,000	5.400	02/20/08	124,062,500
150,000,000	5.280	02/21/08	148,878,000
100,000,000	5.300	02/21/08	99,249,167
175,000,000	5.850	03/25/08	172,611,250
Amsterdam Funding Corp.
20,000,000	5.200	01/04/08	19,991,333
175,000,000	5.700	01/14/08	174,639,792
220,000,000	5.550	01/22/08	219,287,750
90,000,000	5.060	01/23/08	89,721,700
Aspen Funding Corp.
80,000,000	5.400	02/29/08	79,292,000
Atlantic Asset Securitization Corp.
62,900,000	5.080	01/17/08	62,757,986
206,000,000	4.920	02/12/08	204,817,560
150,000,000	5.100	02/20/08	148,937,500
Atlantis One Funding Corp.
161,463,000	5.200	01/28/08	160,833,294
200,000,000	5.100	02/20/08	198,583,333
125,000,000	5.530	03/11/08	123,655,903
BA Credit Card Trust (Emerald)
125,000,000	5.110	01/07/08	124,893,542
60,000,000	5.300	01/08/08	59,938,167
115,000,000	5.300	01/09/08	114,864,556
80,000,000	5.300	01/17/08	79,811,556
90,000,000	5.300	01/18/08	89,774,750
115,000,000	5.050	01/23/08	114,645,097
125,000,000	5.300	02/22/08	124,043,056
125,000,000	5.650	03/04/08	123,764,062
100,000,000	5.700	03/19/08	98,765,000
Bank of America Corp.
345,000,000	5.162	01/28/08	343,664,332
295,000,000	4.581	03/24/08	291,884,284
Barton Capital LLC
50,000,000	5.400	01/25/08	49,820,000
258,568,000	4.900	02/05/08	257,336,211
100,000,000	4.850	02/06/08	99,515,000
Beethoven Funding Corp.
150,000,000	6.100	01/16/08	149,618,750
Cafco LLC
80,000,000	5.110	01/22/08	79,761,533
200,000,000	5.850	03/05/08	197,920,000
100,000,000	5.500	03/11/08	98,930,556
Chariot Funding LLC
125,000,000	6.100	01/10/08	124,809,375
107,687,000	6.100	01/15/08	107,431,543
100,000,000	5.500	01/22/08	99,679,167
126,610,000	4.820	02/08/08	125,965,836
107,479,000	5.450	02/20/08	106,665,444
200,000,000	5.450	02/21/08	198,455,833
Charta LLC
50,000,000	4.860	02/06/08	49,757,000
115,000,000	5.450	02/13/08	114,251,382
350,000,000	5.300	02/28/08	347,011,389
Ciesco LLC
185,000,000	5.110	01/22/08	184,448,546
87,775,000	5.470	02/15/08	87,174,838
150,000,000	5.850	03/05/08	148,440,000
250,000,000	5.280	03/12/08	247,396,667
Citibank Credit Card Issuance Trust (Dakota Corp.)
110,000,000	6.200	01/09/08	109,848,444
200,000,000	6.250	01/11/08	199,652,778
110,000,000	6.200	01/15/08	109,734,778
90,000,000	5.300	01/17/08	89,788,000
100,000,000	5.250	01/18/08	99,752,083
145,000,000	5.290	01/23/08	144,531,247
150,000,000	5.350	02/26/08	148,751,667
88,492,000	5.700	03/07/08	87,567,259
Citigroup Funding, Inc.
200,000,000	5.175	01/10/08	199,741,250
266,000,000	4.940	02/15/08	264,357,450
200,000,000	5.290	02/22/08	198,471,778
95,000,000	4.750	02/25/08	94,310,590
245,000,000	5.350	03/13/08	242,378,500
245,000,000	5.350	03/14/08	242,342,090
Clipper Receivables Co. LLC
80,000,000	5.450	01/31/08	79,636,667
80,000,000	5.520	01/31/08	79,632,000
200,000,000	5.350	02/20/08	198,513,889
Concord Minutemen Capital Co. LLC
97,000,000	5.210	01/09/08	96,887,696
CRC Funding LLC
50,000,000	4.860	02/11/08	49,723,250
100,000,000	5.450	02/13/08	99,349,028
250,000,000	5.280	03/12/08	247,396,667
Curzon Funding LLC
62,800,000	5.050	01/22/08	62,615,002
60,000,000	5.070	01/22/08	59,822,550
295,000,000	5.060	01/24/08	294,046,331
Falcon Asset Securitization Corp.
101,798,000	4.920	01/10/08	101,672,788
220,000,000	5.500	01/22/08	219,294,167
50,685,000	5.150	02/19/08	50,329,712
81,939,000	5.450	02/20/08	81,318,767
100,000,000	5.350	02/22/08	99,227,222
261,432,000	5.200	03/07/08	258,939,682
Fountain Square Commercial Funding Corp.
300,000,000	4.700	01/02/08	299,960,833
70,000,000	4.950	01/30/08	69,720,875
150,000,000	5.850	03/11/08	148,293,750

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Galleon Capital Corp.
$75,000,000	5.950%	01/22/08	$74,739,687
125,000,000	5.350	02/22/08	124,034,028
Gemini Securitization Corp.
125,000,000	5.500	01/17/08	124,694,444
75,000,000	5.380	02/26/08	74,372,333
125,000,000	5.150	03/18/08	123,623,090
General Electric Capital Corp.
290,000,000	4.650	01/25/08	289,101,000
740,000,000	4.610	03/24/08	732,134,828
360,000,000	4.560	05/27/08	353,296,800
200,000,000	4.540	06/09/08	195,964,444
Grampian Funding LLC
100,000,000	5.050	01/23/08	99,691,389
150,000,000	4.990	03/19/08	148,378,250
125,000,000	4.970	03/20/08	123,636,701
125,000,000	5.125	04/07/08	123,273,872
90,000,000	5.050	04/11/08	88,724,875
JPMorgan Chase & Co.
400,000,000	4.955	02/15/08	397,522,500
395,000,000	4.535	03/27/08	390,720,724
657,000,000	4.973	04/01/08	648,741,921
Jupiter Securitization Corp.
360,000,000	5.600	01/14/08	359,272,000
80,000,000	5.500	01/17/08	79,804,444
78,760,000	5.150	02/19/08	78,207,914
Kitty Hawk Funding Corp.
147,500,000	5.450	01/25/08	146,964,083
95,000,000	5.000	03/07/08	94,129,167
83,000,000	5.080	03/18/08	82,098,159
Lake Constance Funding Ltd.
51,000,000	5.220	01/16/08	50,889,075
Legacy Capital Co. LLC
50,000,000	5.175	01/24/08	49,834,687
Lexington Parker Capital Co. LLC
195,515,000	5.210	01/09/08	195,288,637
Monument Gardens Funding LLC
45,000,000	5.250	01/09/08	44,947,500
57,211,000	4.930	01/24/08	57,030,801
94,806,000	4.930	02/21/08	94,143,859
Morgan Stanley & Co.
295,000,000	5.440	03/11/08	291,879,556
300,000,000	5.440	03/12/08	296,781,333
131,000,000	5.006	03/20/08	129,560,914
Newport Funding Corp.
300,000,000	4.500	01/02/08	299,962,500
200,000,000	4.880	02/11/08	198,888,444
100,000,000	4.950	02/13/08	99,408,750
150,000,000	5.400	02/29/08	148,672,500
Nieuw Amsterdam Receivables Corp.
67,536,000	5.400	01/11/08	67,434,696
15,000,000	6.000	01/22/08	14,947,500
26,545,000	5.400	01/23/08	26,457,401
150,000,000	4.880	02/01/08	149,369,667
100,000,000	5.500	03/17/08	98,838,889
10,128,000	5.100	03/24/08	10,008,912
Park Avenue Receivables Co. LLC
200,000,000	6.000	01/24/08	199,233,333
183,071,000	5.270	02/21/08	181,704,222
150,000,000	5.200	03/07/08	148,570,000
Ranger Funding Co. LLC
80,976,000	5.050	01/11/08	80,862,409
70,000,000	5.500	01/17/08	69,828,889
214,000,000	5.000	03/07/08	212,038,333
200,000,000	5.080	03/18/08	197,826,889
Scaldis Capital LLC
100,000,000	4.880	02/08/08	99,484,889
100,000,000	5.300	03/17/08	98,881,111
Sheffield Receivables Corp.
210,000,000	5.800	01/10/08	209,695,500
50,000,000	4.970	01/22/08	49,855,042
131,000,000	4.970	01/24/08	130,584,039
75,000,000	4.930	01/28/08	74,722,687
44,000,000	4.920	01/29/08	43,831,627
64,000,000	5.400	02/29/08	63,433,600
Thames Asset Global Securitisation, Inc.
110,000,000	5.210	01/07/08	109,904,483
30,000,000	5.215	01/10/08	29,960,887
Three Rivers Funding Corp.
300,000,000	4.850	01/02/08	299,959,583
100,000,000	6.100	01/18/08	99,711,944
Ticonderoga Funding LLC
153,000,000	5.250	02/08/08	152,152,125
91,000,000	5.250	02/14/08	90,416,083
Tulip Funding Corp.
197,368,000	5.800	01/16/08	196,891,027
60,000,000	5.000	01/23/08	59,816,667
113,000,000	4.800	02/06/08	112,457,600
59,990,000	5.200	03/13/08	59,366,104
Variable Funding Capital Corp.
100,000,000	4.900	02/13/08	99,414,722
65,000,000	5.400	02/20/08	64,512,500
295,000,000	4.700	04/14/08	290,994,556
210,668,000	5.050	04/25/08	207,269,516
Victory Receivables Corp.
99,560,000	5.070	01/17/08	99,335,658
Windmill Funding Corp.
100,000,000	5.060	01/23/08	99,690,778
200,000,000	5.550	01/24/08	199,290,833
175,000,000	5.250	02/12/08	173,928,125
Yorktown Capital LLC
111,341,000	5.050	01/11/08	111,184,813
170,000,000	5.550	03/07/08	168,270,250

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Yorktown Capital LLC (continued)
$150,000,000	4.950%		03/18/08	$148,411,875
168,000,000	5.080		03/18/08	166,174,587

Total Commercial Paper and Corporate Obligations				$23,666,992,598

Bank Note—0.5%
Bank of America Corp.
$220,000,000	5.250%		05/02/08	$220,000,000

Certificates of Deposit—3.2%
Bank of America Corp.
$250,000,000	5.280%		01/10/08	$250,000,000
State Street Bank & Trust
255,000,000	5.600		02/05/08	255,000,000
495,000,000	5.560		03/05/08	495,000,000
Wachovia Bank NA
490,000,000	4.870		05/30/08	490,000,000

Total Certificates of Deposit				$1,490,000,000

Master Demand Note—1.1%
Bank of America Securities LLC
$500,000,000	4.600%		01/02/08	$500,000,000

Medium-Term Note—0.1%
Lehman Brothers Holdings, Inc.
$22,040,000	7.000%		02/01/08	$22,069,761

U.S. Government Agency Obligations—3.7%
Federal Home Loan Bank
$700,000,000	4.668	%(a)	02/19/08	$700,000,000
216,000,000	4.280		03/24/08	213,868,560
Federal Home Loan Mortgage Corp.
160,000,000	4.210		02/29/08	158,896,044
239,000,000	4.180		03/10/08	237,085,212
400,000,000	4.130		04/25/08	394,722,778

Total U.S. Government Agency Obligations				$1,704,572,594

Variable Rate Obligations(a)—14.6%
AIG Matched Funding Corp.
$190,000,000	4.320%		01/02/08	$190,000,000
Allstate Life Global Funding II
140,000,000	5.208		01/11/08	140,000,000
50,000,000	5.087		01/15/08	50,000,000
70,000,000	5.128		01/16/08	70,000,000
50,000,000	4.895		01/28/08	50,000,000
American Express Bank FSB
150,000,000	4.935		01/22/08	150,000,000
American Express Centurion Bank
150,000,000	4.935		01/22/08	150,000,000
American Express Credit Corp.
70,000,000	5.346		01/07/08	70,000,000
American International Group, Inc.
150,000,000	4.884		03/25/08	150,019,999
Bank of New York Co., Inc.
200,000,000	5.202		01/14/08	200,000,000
100,000,000	4.966		03/17/08	100,004,958
Fifth Third Bank
369,225,000	5.176		01/04/08	369,214,339
Florida Hurricane Catastrophe Fund
200,000,000	5.047		01/15/08	200,000,000
General Electric Capital Corp.
24,600,000	5.290		01/03/08	24,599,851
215,000,000	4.916		01/24/08	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.355		01/02/08	100,000,000
JPMorgan Chase & Co.
100,000,000	5.215		01/02/08	100,000,000
Lehman Brothers Holdings, Inc.
140,000,000	4.877		03/27/08	140,000,000
MassMutual Global Funding II LLC
195,000,000	5.364		01/03/08	195,000,000
Merrill Lynch & Co., Inc.
145,000,000	5.316		01/04/08	145,000,000
100,000,000	5.168		01/15/08	100,000,000
MetLife, Inc.(b)
150,000,000	5.101		01/25/08	150,000,000
190,000,000	5.105		02/22/08	190,000,000
Metropolitan Life Global Funding I
85,000,000	4.965		01/28/08	85,000,000
Morgan Stanley & Co.
220,000,000	4.570		01/02/08	220,000,000
25,000,000	5.316		01/04/08	25,000,000
150,000,000	4.955		01/28/08	150,000,000
National City Bank
50,000,000	5.285		01/02/08	50,014,756
95,000,000	5.300		01/07/08	94,993,264
87,000,000	4.933		02/05/08	87,026,284
New York Life Insurance Co.(b)
65,000,000	4.890		03/14/08	65,000,000
250,000,000	4.890		03/31/08	250,000,000
Pacific Life Global Funding
100,000,000	5.306		01/04/08	100,000,000
Pacific Life Insurance Co.
50,000,000	5.274		01/14/08	50,000,000
SunTrust Bank
295,000,000	5.180		01/22/08	295,032,469
225,000,000	5.132		03/12/08	225,035,324
Union Hamilton Reinsurance Co.
100,000,000	5.291		03/17/08	100,000,000
130,000,000	5.210		03/21/08	130,000,000
155,000,000	5.142		03/28/08	155,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
US Bank NA
$120,000,000	5.185%	01/02/08	$119,997,354
Variable Funding Capital Corp.
400,000,000	4.866	01/22/08	400,000,000
Wachovia Asset Securitization, Inc.(b)
476,449,589	5.015	01/25/08	476,449,589
Wachovia Bank NA
125,000,000	4.855	01/28/08	125,010,387
Wachovia Corp.
45,000,000	4.905	01/28/08	44,964,253
Wells Fargo & Co.
31,000,000	5.293	01/10/08	31,005,185
265,000,000	5.076	01/18/08	265,000,000

Total Variable Rate Obligations			$6,793,368,012

Total Investments before Repurchase Agreements			$34,397,002,965

Repurchase Agreements-Unaffiliated Issuers(c)—25.3%
Joint Repurchase Agreement Account I
$55,000,000	1.476%	01/02/08	$55,000,000
Maturity Value: $55,004,510
Joint Repurchase Agreement Account II
11,702,100,000	4.749	01/02/08	11,702,100,000
Maturity Value: $11,705,187,404

Total Repurchase Agreements-Unaffiliated Issuers			$11,757,100,000

Repurchase Agreement-Affiliated Issuers(c)—0.6%
Goldman, Sachs & Co.
$300,000,000	4.850%	01/02/08	$300,000,000
Maturity Value: $300,080,833
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 01/01/16 to 12/01/37 and Federal National Mortgage Association, 4.000% to 7.500%, due 04/01/19 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $308,999,891.

Total Investments—100.1%			$46,454,102,965

Liabilities in Excess of Other Assets—(0.1)%			(58,399,182)

Net Assets—100.0%			$46,395,703,783

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $1,231,449,589 or approximately 2.7% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear on pages 50 and 51.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—34.3%
Amstel Funding Corp.
$50,000,000	4.950%	01/14/08	$49,910,625
75,000,000	5.400	02/20/08	74,437,500
150,000,000	5.280	02/21/08	148,878,000
50,000,000	5.300	02/21/08	49,624,583
180,000,000	5.850	03/11/08	177,952,500
Amsterdam Funding Corp.
25,000,000	5.700	01/14/08	24,948,542
44,000,000	5.060	01/23/08	43,863,942
50,000,000	5.550	01/24/08	49,822,708
70,000,000	5.250	02/12/08	69,571,250
Aspen Funding Corp.
45,137,000	5.750	01/30/08	44,927,928
37,527,000	5.400	02/29/08	37,194,886
Atlantic Asset Securitization Corp.
40,000,000	5.080	01/17/08	39,909,689
75,000,000	5.100	02/20/08	74,468,750
Atlantis One Funding Corp.
125,000,000	5.100	02/20/08	124,114,583
75,000,000	5.530	03/11/08	74,193,542
BA Credit Card Trust (Emerald)
40,000,000	5.300	01/08/08	39,958,778
52,000,000	5.300	01/09/08	51,938,756
50,000,000	5.300	01/17/08	49,882,222
38,880,000	5.300	01/18/08	38,782,692
75,000,000	5.300	02/22/08	74,425,833
75,000,000	5.650	03/04/08	74,258,437
50,000,000	5.850	03/18/08	49,374,375
50,000,000	5.700	03/19/08	49,382,500
Bank of Ireland
60,162,000	5.180	01/16/08	60,032,150
Barton Capital LLC
34,119,000	5.400	01/25/08	33,996,172
39,948,000	5.550	01/25/08	39,800,192
50,000,000	4.850	02/06/08	49,757,500
Beethoven Funding Corp.
100,000,000	6.100	01/16/08	99,745,833
Cafco LLC
70,000,000	5.110	01/22/08	69,791,342
100,000,000	5.850	03/05/08	98,960,000
Cancara Asset Securitization LLC
135,000,000	5.220	01/14/08	134,745,525
Chariot Funding LLC
85,000,000	6.100	01/10/08	84,870,375
72,153,000	6.100	01/18/08	71,945,159
50,000,000	5.500	01/22/08	49,839,583
50,000,000	5.450	02/20/08	49,621,528
75,000,000	5.450	02/21/08	74,420,937
Charta LLC
110,000,000	5.120	01/29/08	109,561,956
50,000,000	4.860	02/06/08	49,757,000
60,000,000	5.450	02/13/08	59,609,417
140,300,000	5.300	02/28/08	139,101,994
Ciesco LLC
100,000,000	5.110	01/22/08	99,701,917
40,000,000	5.470	02/15/08	39,726,500
50,000,000	5.850	03/05/08	49,480,000
100,000,000	5.280	03/12/08	98,958,667
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	6.200	01/09/08	49,931,111
49,000,000	6.200	01/15/08	48,881,856
42,940,000	5.300	01/17/08	42,838,852
45,000,000	5.250	01/18/08	44,888,438
55,000,000	5.350	02/26/08	54,542,278
Citigroup Funding, Inc.
120,000,000	4.940	02/15/08	119,259,000
95,000,000	5.290	02/22/08	94,274,094
Clipper Receivables Co. LLC
40,000,000	5.450	01/31/08	39,818,333
40,000,000	5.520	01/31/08	39,816,000
83,000,000	5.350	02/20/08	82,383,264
CRC Funding LLC
75,000,000	5.120	01/29/08	74,701,333
50,000,000	4.860	02/11/08	49,723,250
50,000,000	5.450	02/13/08	49,674,514
200,000,000	4.880	02/15/08	198,780,000
75,000,000	5.280	03/12/08	74,219,000
Curzon Funding LLC
100,000,000	4.990	03/20/08	98,904,972
Falcon Asset Securitization Corp.
135,187,000	5.500	01/22/08	134,753,275
50,000,000	5.450	02/20/08	49,621,528
34,000,000	5.350	02/22/08	33,737,256
75,000,000	5.200	03/07/08	74,285,000
Fountain Square Commercial Funding Corp.
150,000,000	4.700	01/02/08	149,980,417
58,000,000	4.950	01/18/08	57,864,425
50,000,000	5.850	03/11/08	49,431,250
Galleon Capital Corp.
50,000,000	4.900	01/10/08	49,938,750
50,000,000	5.950	01/22/08	49,826,458
75,000,000	5.350	02/22/08	74,420,417
Gemini Securitization Corp.
75,000,000	5.500	01/17/08	74,816,667
70,000,000	4.795	01/31/08	69,720,292
100,000,000	4.880	02/11/08	99,444,223
50,000,000	5.380	02/26/08	49,581,556
25,000,000	5.150	03/18/08	24,724,618
50,000,000	5.150	03/19/08	49,442,083
Govco, Inc.
33,170,000	5.175	01/24/08	33,060,332

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Grampian Funding LLC
$66,000,000	4.970%	03/20/08	$65,280,178
63,000,000	5.125	04/07/08	62,130,031
28,000,000	5.050	04/08/08	27,615,078
20,000,000	5.050	04/11/08	19,716,639
JPMorgan Chase & Co.
125,000,000	4.955	02/15/08	124,225,781
Jupiter Securitization Corp.
150,000,000	5.600	01/14/08	149,696,667
44,844,000	5.500	01/17/08	44,734,381
49,980,000	5.500	01/18/08	49,850,191
KBC Group NV
45,000,000	5.330	03/13/08	44,520,300
Kitty Hawk Funding Corp.
50,000,000	5.450	01/25/08	49,818,333
200,000,000	4.900	02/13/08	198,829,444
Legacy Capital Co. LLC
26,976,000	5.175	01/24/08	26,886,811
Monument Gardens Funding LLC
25,000,000	5.250	01/09/08	24,970,833
30,000,000	4.950	01/24/08	29,905,125
Morgan Stanley & Co.
60,000,000	5.006	03/20/08	59,340,877
Newport Funding Corp.
150,000,000	4.500	01/02/08	149,981,250
50,000,000	4.950	02/13/08	49,704,375
100,000,000	5.400	02/28/08	99,130,000
Nieuw Amsterdam Receivables Corp.
10,000,000	6.000	01/22/08	9,965,000
30,818,000	5.200	01/29/08	30,693,358
50,000,000	5.500	03/17/08	49,419,444
Park Avenue Receivables Co. LLC
55,369,000	5.450	01/11/08	55,285,177
100,000,000	6.000	01/24/08	99,616,667
73,025,000	5.270	02/21/08	72,479,808
50,000,000	5.200	03/07/08	49,523,333
Scaldis Capital LLC
40,000,000	5.020	01/25/08	39,866,133
50,000,000	5.300	03/17/08	49,440,556
Sheffield Receivables Corp.
75,000,000	5.800	01/10/08	74,891,250
21,000,000	5.800	01/22/08	20,928,950
Three Rivers Funding Corp.
100,000,000	4.850	01/02/08	99,986,528
30,000,000	6.100	01/14/08	29,933,917
Ticonderoga Funding LLC
75,000,000	5.250	02/08/08	74,584,375
Tulip Funding Corp.
100,000,000	5.800	01/16/08	99,758,333
75,000,000	5.700	01/17/08	74,810,000
50,000,000	5.350	02/28/08	49,569,028
30,000,000	5.200	03/13/08	29,688,000
Unicredito Italiano Bank (Ireland) PLC
50,000,000	4.655	04/28/08	49,237,097
Variable Funding Capital Corp.
30,000,000	5.400	02/20/08	29,775,000
Windmill Funding Corp.
50,000,000	5.550	01/22/08	49,838,125
51,000,000	5.060	01/23/08	50,842,297
45,000,000	5.550	01/24/08	44,840,438
Yorktown Capital LLC
50,000,000	5.550	03/07/08	49,491,250
102,597,000	4.950	03/18/08	101,510,754
73,950,000	5.100	03/19/08	73,132,852
185,802,000	5.180	03/19/08	183,716,682

Total Commercial Paper and Corporate Obligations			$8,281,691,856

Certificates of Deposit-Eurodollar—2.6%
HBOS Treasury Services PLC
$250,000,000	4.720%	04/30/08	$250,000,000
HSBC Bank PLC
30,000,000	5.330	01/30/08	30,000,397
Societe Generale
79,000,000	5.300	01/03/08	79,000,000
58,500,000	5.415	06/12/08	58,595,934
221,000,000	4.805	06/24/08	221,005,243

Total Certificates of Deposit-Eurodollar			$638,601,574

Certificates of Deposit-Yankeedollar—13.4%
ABN Amro Holding NV
$100,000,000	4.780%	01/30/08	$100,000,796
Barclays Bank PLC
300,000,000	5.510	03/11/08	300,000,000
150,000,000	5.150	03/31/08	150,000,000
Calyon
290,000,000	4.650	04/30/08	290,000,000
100,000,000	4.910	05/30/08	100,000,000
Credit Suisse First Boston, Inc.
75,000,000	5.360	01/22/08	75,000,000
73,000,000	5.300	04/17/08	73,000,000
100,000,000	5.310	05/22/08	100,000,000
200,000,000	4.900	06/04/08	200,000,000
DePfa Bank PLC
100,000,000	5.050	01/24/08	100,000,000
HBOS Treasury Services PLC
200,000,000	5.130	04/07/08	200,000,000
Landesbank Baden-Wuerttemberg
244,000,000	5.505	02/19/08	244,001,622
Norinchukin Bank NY
93,000,000	5.370	01/11/08	93,000,000
65,000,000	4.850	01/31/08	65,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
Royal Bank of Scotland PLC
$220,000,000	4.905%	06/10/08	$220,004,800
Toronto-Dominion Bank
300,000,000	4.860	06/20/08	300,006,951
UBS AG
302,000,000	5.560	03/03/08	302,000,000
114,000,000	5.440	03/14/08	114,000,000
49,000,000	5.110	03/31/08	49,000,000
Unicredito Italiano NY
150,000,000	4.765	04/29/08	150,000,000

Total Certificates of Deposit-Yankeedollar			$3,225,014,169

Master Demand Note—1.0%
Bank of America Securities LLC
$240,000,000	4.600%	01/02/04	$240,000,000

U.S. Government Agency Obligations—2.3%
Federal Home Loan Bank(a)
$150,000,000	4.668%	02/19/08	$150,000,000
Federal Home Loan Mortgage Corp.
80,000,000	4.210	02/29/08	79,448,022
119,000,000	4.180	03/10/08	118,046,612
200,000,000	4.130	04/25/08	197,361,389

Total U.S. Government Agency Obligations			$544,856,023

Variable Rate Obligations(a)—17.1%
Allstate Life Global Funding II
$30,000,000	5.128%	01/16/08	$30,000,000
American Express Credit Corp.
74,000,000	5.346	01/07/08	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	4.885	01/24/08	32,000,000
Banco Bilbao Vizcaya Argentaria SA
35,000,000	5.234	01/17/08	35,005,043
Banco Espanol de Credito
50,000,000	5.199	01/18/08	50,000,000
Banco Santander Totta SA
150,000,000	5.250	01/07/08	150,000,000
Bank of Ireland
100,000,000	4.959	01/22/08	100,000,000
Barclays Bank PLC
40,000,000	5.196	01/07/08	39,999,867
200,000,000	4.989	01/16/08	199,993,328
BNP Paribas SA
75,000,000	4.845	02/07/08	75,000,000
Caisse Nationale des Caisses D’Epargne et de Prevoyance
100,000,000	4.849	02/13/08	100,000,000
Caja de Ahorros y Pensiones de Barcelona
75,000,000	5.151	01/23/08	75,000,000
Caja Madrid
70,000,000	5.349	01/22/08	70,000,000
Canadian Imperial Bank of Commerce
100,000,000	5.090	02/27/08	100,029,602
Commonwealth Bank of Australia
100,000,000	5.164	01/14/08	99,991,120
16,000,000	4.885	01/24/08	16,000,000
Credit Agricole SA
75,000,000	5.141	01/23/08	75,000,000
Credit Suisse First Boston, Inc.
200,000,000	5.000	02/26/08	200,000,000
DePfa Bank PLC
50,000,000	5.051	03/17/08	50,000,000
Deutsche Bank AG
80,000,000	5.195	01/02/08	80,000,000
100,000,000	4.941	03/19/08	99,983,255
Fortis Bank
100,000,000	5.169	01/22/08	100,000,000
HBOS Treasury Services PLC
105,000,000	5.240	01/07/08	105,000,000
125,000,000	5.232	01/09/08	125,000,000
HSBC Finance Corp.
50,000,000	5.388	01/09/08	49,993,501
Metropolitan Life Global Funding I
40,000,000	5.128	01/15/08	40,000,000
Morgan Stanley & Co.
25,000,000	5.316	01/04/08	25,000,000
Natexis Banques Populaire
25,000,000	5.047	01/15/08	25,000,000
75,000,000	4.911	01/22/08	75,009,193
125,000,000	4.896	02/11/08	125,000,000
100,000,000	4.770	03/31/08	99,991,626
National Australia Bank Ltd.
160,000,000	5.240	01/07/08	160,000,000
Nationwide Building Society
50,000,000	4.922	03/28/08	50,000,000
New York Life Insurance Co.(b)
80,000,000	4.890	03/14/08	80,000,000
100,000,000	4.890	03/31/08	100,000,000
Royal Bank of Canada
150,000,000	5.170	01/03/08	149,988,741
40,000,000	5.222	01/07/08	40,000,000
Royal Bank of Scotland Group PLC
80,000,000	4.810	01/28/08	79,994,487
Skandinaviska Enskilda Banken AB
140,000,000	5.243	01/09/08	140,000,000
Societe Generale
85,000,000	5.225	01/02/08	85,000,000
53,000,000	4.815	01/28/08	52,996,348
Svenska Handelsbanken AB
111,000,000	5.174	01/13/08	111,000,000
100,000,000	4.922	01/22/08	100,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
UBS AG Stamford
$48,000,000	4.997%	01/16/08	$48,000,000
Unicredito Italiano NY
50,000,000	5.215	01/02/08	49,998,278
Union Hamilton Reinsurance Co.
40,000,000	5.291	03/17/08	40,000,000
50,000,000	5.210	03/21/08	50,000,000
Variable Funding Capital Corp.
200,000,000	4.866	01/22/08	200,000,000
Westpac Banking Corp. NY
75,000,000	5.242	01/07/08	75,000,000
2,250,000	5.201	03/11/08	2,250,000

Total Variable Rate Obligations			$4,136,224,389

Time Deposits—4.8%
Dexia Bank SA
$400,000,000	4.750%	01/02/08	$400,000,000
ING Bank
400,000,000	4.550	01/02/08	400,000,000
Nordea Bank AB
350,000,000	4.500	01/02/08	350,000,000

Total Time Deposits			$1,150,000,000

Total Investments Before Repurchase Agreements			$18,216,388,011

Repurchase Agreements-Unaffiliated Issuers(c)—23.5%
Joint Repurchase Agreement Account I
$23,000,000	1.476%	01/02/08	$23,000,000
Maturity Value: $23,001,886
Joint Repurchase Agreement Account II
5,640,600,000	4.749	01/02/08	5,640,600,000
Maturity Value: $5,642,088,178

Total Repurchase Agreements-Unaffiliated Issuers			$5,663,600,000

Repurchase Agreement-Affiliated Issuers(c) — 0.8%
Goldman, Sachs & Co.
$200,000,000	4.850%	01/02/08	$200,000,000
Maturity Value: $200,053,889
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 12/01/18 to 09/01/37 and Federal National Mortgage Association, 3.500% to 7.500%, due 10/01/16 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $205,999,824.

Total Investments—99.8%			$24,079,988,011

Other Assets in Excess of Liabilities—0.2%			41,924,894

Net Assets—100.0%			$24,121,912,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the London Interbank Offered Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $180,000,000 or approximately 0.7% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 50 and 51.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Obligations Fund
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—19.7%
United States Treasury Bills
$483,000,000	2.900%	01/03/08	$482,922,183
285,000,000	3.250	06/19/08	280,626,042
190,000,000	3.280	06/19/08	187,057,111
United States Treasury Notes
2,341,592,065	3.625	01/15/08	2,348,084,442
95,000,000	5.000	07/31/08	95,292,621

Total U.S. Treasury Obligations			$3,393,982,399

Total Investments Before Repurchase Agreements			$3,393,982,399

Repurchase Agreements(a)—80.1%
Deutsche Bank Securities, Inc.
$955,000,000	3.400%	01/02/08	$955,000,000
Maturity Value: $956,443,111
Settlement Date: 12/17/07
955,000,000	3.500	01/02/08	955,000,000
Maturity Value: $956,764,097
Settlement Date: 12/14/07
900,000,000	3.500	01/03/08	900,000,000
Maturity Value: $901,925,000
Settlement Date: 12/12/07
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $2,810,000,000, are collateralized by U.S. Treasury Bill, 0.000%, due 04/17/08, U.S. Treasury Bond, 8.875%, due 08/15/17 and U.S. Treasury Notes, 3.375% to 4.875%, due 05/15/08 to 02/15/17. The aggregate market value of the collateral, including accrued interest, was $2,866,200,289.
Joint Repurchase Agreement Account I
8,268,900,000	1.476	01/02/08	8,268,900,000
Maturity Value: $8,269,578,050
Lehman Brothers Holdings, Inc.
955,000,000	3.000	01/07/08	955,000,000
Maturity Value: $956,910,000
Settlement Date: 12/14/07
Collateralized by U.S. Treasury STRIPS, 0.000% to 8.750%, due 05/15/08 to 02/15/36. The aggregate market value of the collateral, including accrued interest, was $974,100,615.
Merrill Lynch & Co., Inc.
475,000,000	4.280	01/28/08	475,000,000
Maturity Value: $480,308,389
Settlement Date: 10/26/07
Collateralized by U.S. Treasury Notes, 3.625% to 4.875%, due 05/15/09 to 02/31/12. The aggregate market value of the collateral, including accrued interest, was $484,504,735.
Morgan Stanley & Co.
955,000,000	3.250	01/02/08	955,000,000
Maturity Value: $956,638,090
Settlement Date: 12/14/07
Collateralized by U.S. Treasury STRIPS, 0.000%, due 02/15/08 to 08/15/17. The aggregate market value of the collateral, including accrued interest, was $974,100,464.
UBS Securities LLC
67,500,000	5.220	01/11/08	67,500,000
Maturity Value: $71,062,650
Settlement Date: 01/12/07
Collateralized by U.S. Treasury Bonds, 7.250% to 11.250%, due 01/15/15 to 05/15/17, U.S. Treasury Notes, 4.000% to 5.125%, due 01/15/15 to 02/15/17 and U.S. Treasury STRIPS, 3.375%, due 01/15/08. The aggregate market value of the collateral, including accrued interest, was $68,853,757.
280,000,000	4.400	06/30/08	280,000,000
Maturity Value: $289,240,000
Settlement Date: 10/04/07
Collateralized by U.S. Treasury Bonds, 7.500% to 13.250%, due 05/15/14 to 01/15/16 and U.S. Treasury Notes, 4.250% to 6.500%, due 08/15/09 to 08/15/13. The aggregate market value of the collateral, including accrued interest, was $285,605,042.

Total Repurchase Agreements			$13,811,400,000

Total Investments—99.8%			$17,205,382,399

Other Assets in Excess of Liabilities—0.2%			37,450,447

Net Assets—100.0%			$17,242,832,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Account I appears on page 50.
Interest rates represent the annualized yield on date of purchase for discounted securities.

Investment Abbreviation:

STRIPS—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Instruments Fund
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—99.9%
United States Treasury Bills
$136,947,000	2.050%	01/03/08	$136,931,403
37,600,000	2.650	01/03/08	37,594,464
108,900,000	2.700	01/03/08	108,883,665
61,300,000	2.750	01/03/08	61,290,635
66,400,000	2.950	01/03/08	66,389,118
1,418,500,000	3.097	01/03/08	1,418,255,924
269,400,000	2.200	01/10/08	269,251,830
127,800,000	2.350	01/10/08	127,724,917
12,400,000	2.650	01/10/08	12,391,785
200,000,000	2.730	01/10/08	199,863,500
700,000,000	2.800	01/10/08	699,510,000
1,278,400,000	2.870	01/10/08	1,277,482,748
200,000,000	2.400	01/17/08	199,786,667
195,700,000	2.750	01/24/08	195,356,166
495,000,000	2.820	01/24/08	494,108,175
495,000,000	2.830	01/24/08	494,105,012
495,000,000	2.835	01/24/08	494,103,431
1,138,500,000	2.850	01/24/08	1,136,426,981
455,400,000	3.000	01/24/08	454,527,150
190,000,000	3.270	01/31/08	189,482,250
234,000,000	3.890	01/31/08	233,241,450
27,000,000	3.895	01/31/08	26,912,363
62,000,000	3.920	01/31/08	61,797,467
189,000,000	3.685	02/07/08	188,284,189
345,000,000	3.100	03/06/08	343,068,958
102,500,000	2.940	03/20/08	101,838,704
742,500,000	2.990	03/20/08	737,628,169
260,000,000	2.995	03/20/08	258,291,186
United States Treasury Note
1,720,628,091	3.625	01/15/08	1,725,437,104

Total Investments—99.9%			$11,749,965,411

Other Assets in Excess of Liabilities—0.1%			12,780,135

Net Assets—100.0%			$11,762,745,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—52.5%
Federal Home Loan Bank
$485,000,000	4.400	%(a)	01/02/08	$485,000,000
356,000,000	4.360		01/18/08	355,267,036
764,300,000	4.701	(a)	02/04/08	764,268,102
225,000,000	4.775	(a)	02/17/08	225,093,947
629,590,000	4.785	(a)	02/18/08	629,590,000
160,000,000	4.875	(a)	02/22/08	160,115,107
400,200,000	5.118	(a)	02/22/08	400,200,000
485,000,000	4.833	(a)	02/28/08	485,000,000
500,000,000	5.001	(a)	03/05/08	500,000,000
390,000,000	5.011	(a)	03/05/08	390,428,558
500,000,000	4.911	(a)	03/10/08	500,000,000
250,000,000	4.821	(a)	03/17/08	250,000,000
475,000,000	4.871	(a)	03/17/08	475,000,000
500,000,000	4.290		03/24/08	495,054,583
Federal Home Loan Mortgage Corp.
25,000,000	4.290		01/08/08	24,979,146
135,365,000	4.590		04/14/08	133,570,060
100,000,000	5.750		04/15/08	100,378,453
500,000,000	4.130		04/25/08	493,403,472
77,953,000	4.150		06/16/08	76,452,296
Federal National Mortgage Association
250,000,000	4.090		06/27/08	244,944,306

Total U.S. Government Agency Obligations				$7,188,745,066

Total Investments Before Repurchase Agreements				$7,188,745,066

Repurchase Agreements(b)—47.3%
Barclays Bank PLC(a)
$250,000,000	4.817%		02/14/08	$250,000,000
Maturity Value: $262,209,757
Settlement Date: 02/14/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 09/01/35 to 05/01/37, Federal National Mortgage Association, 5.500%, due 08/01/37 and Government National Mortgage Association, 6.000%, due 10/15/37. The aggregate market value of the collateral, including accrued interest, was $254,999,994.
500,000,000	4.840		03/20/08	500,000,000
Maturity Value: $524,536,110
Settlement Date: 03/21/07
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 7.000%, due 11/01/27 to 11/01/37 and Federal National Mortgage Association, 4.500% to 6.000%, due 09/01/33 to 04/01/47. The aggregate market value of the collateral, including accrued interest, was $509,999,984.
Credit Suisse First Boston, Inc.
300,000,000	4.520		01/28/08	300,000,000
Maturity Value: $303,540,667
Settlement Date: 10/26/07
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500, due 06/01/19 to 02/01/37 and Federal National Mortgage Association, 3.500% to 8.000%, due 08/01/12 to 10/01/37. The aggregate market value of the collateral, including accrued interest, was $309,003,708.
Deutsche Bank Securities, Inc.
750,000,000	4.500		01/28/08	750,000,000
Maturity Value: $758,812,500
Settlement Date: 10/26/07
300,000,000	4.520		01/28/08	300,000,000
Maturity Value: $303,427,667
Settlement Date: 10/29/07
300,000,000	4.640		03/27/08	300,000,000
Maturity Value: $307,037,333
Settlement Date: 09/27/07
100,000,000	4.700		04/14/08	100,000,000
Maturity Value: $102,350,000
Settlement Date: 10/17/07
60,000,000	5.250		04/16/08	60,000,000
Maturity Value: $63,202,500
Settlement Date: 04/16/07
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $1,510,000,000 are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 09/01/21 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $1,555,299,973.
Greenwich Capital Markets, Inc.(a)
500,000,000	4.520		01/02/08	500,000,000
Maturity Value: $511,300,000
Settlement Date: 08/02/07
Collateralized by Federal National Mortgage Association, 4.000% to 7.500%, due 01/01/21 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $515,003,223.
500,000,000	4.550		01/02/08	500,000,000
Maturity Value: $511,627,778
Settlement Date: 10/30/07
Collateralized by Federal National Mortgage Association, 5.000% to 7.000%, due 01/01/22 to 02/01/47. The aggregate market value of the collateral, including accrued interest, was $515,003,931.
Joint Repurchase Agreement Account I
10,000,000	1.476		01/02/08	10,000,000
Maturity Value: $10,008,820
Joint Repurchase Agreement Account II
817,300,000	4.749		01/02/08	817,300,000
Maturity Value: $817,515,631

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(b) (continued)
UBS Securities LLC
$50,000,000	5.240%	01/04/08	$50,000,000
Maturity Value: $52,612,722
Settlement Date: 01/10/07
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 10.500%, due 03/01/09 to 04/01/30 and Federal National Mortgage Association, 4.500% to 9.000%, due 02/01/08 to 02/01/47. The aggregate market value of the collateral, including accrued interest, was $51,002,297.
400,000,000	4.800	01/15/08	400,000,000
Maturity Value: $404,800,000
Settlement Date: 10/17/07
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 11.000%, due 01/01/08 to 09/01/37 and Federal National Mortgage Association, 3.500% to 10.000%, due 08/01/08 to 05/01/47. The aggregate market value of the collateral, including accrued interest, was $408,000,113.
390,000,000 (a)	4.805	02/05/08	390,000,000
Maturity Value: $408,999,771
Settlement Date: 02/05/07
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 11.500%, due 06/01/08 to 02/01/36 and Federal National Mortgage Association, 4.000% to 8.500%, due 01/01/09 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $397,802,851.
250,000,000	4.550	03/05/08	250,000,000
Maturity Value: $252,843,750
Settlement Date: 12/06/07
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 13.000%, due 05/01/09 to 01/01/22 and Federal National Mortgage Association, 4.000% to 8.500%, due 07/01/09 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $255,003,052.
500,000,000	4.500	03/06/08	500,000,000
Maturity Value: $505,625,000
Settlement Date: 12/07/07
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 8.000%, due 04/01/08 to 01/01/37 and Federal National Mortgage Association, 0.000% to 10.000%, due 02/01/08 to 07/01/47. The aggregate market value of the collateral, including accrued interest, was $509,999,927.
250,000,000	4.680	04/15/08	250,000,000
Maturity Value: $255,850,000
Settlement Date: 10/18/07
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 11.500%, due 01/01/08 to 04/01/37 and Federal National Mortgage Association, 4.500% to 10.500%, due 03/01/08 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $255,001,410.
$150,000,000	4.710%	04/15/08	$150,000,000
Maturity Value: $153,552,125
Settlement Date: 10/17/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 9.000%, due 05/01/09 to 02/01/35 and Federal National Mortgage Association, 4.000% to 8.000%, due 05/01/08 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $153,002,264.
100,000,000	4.800	09/05/08	100,000,000
Maturity Value: $105,800,000
Settlement Date: 09/11/07
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 10.500%, due 08/01/09 to 09/01/37 and Federal National Mortgage Association, 4.500% to 8.500%, due 02/01/08 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $102,000,433.

Total Repurchase Agreements			$6,477,300,000

Total Investments—99.8%			$13,666,045,066

Other Assets in Excess of Liabilities—0.2%			31,673,121

Net Assets—100.0%			$13,697,718,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
(b)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear on pages 50 and 51.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations — 99.7%
Federal Farm Credit Bank
$90,045,000	4.180%		01/02/08	$90,034,545
208,000,000	4.200	(a)	01/02/08	207,971,203
478,000,000	4.210	(a)	01/02/08	477,932,207
141,000,000	4.230	(a)	01/02/08	140,995,278
150,000,000	4.240	(a)	01/02/08	149,987,826
50,000,000	4.300	(a)	01/02/08	50,000,000
105,000,000	4.310	(a)	01/02/08	105,000,000
123,900,000	5.085	(a)	01/02/08	123,899,900
85,000,000	5.095	(a)	01/02/08	84,993,155
60,000,000	4.170		01/03/08	59,986,100
80,000,000	4.170		01/04/08	79,972,200
25,000,000	5.096	(a)	01/04/08	24,997,128
18,000,000	5.122	(a)	01/06/08	17,997,998
85,000,000	5.069	(a)	01/13/08	84,990,138
40,000,000	5.092	(a)	01/14/08	39,992,444
65,000,000	4.170		01/17/08	64,879,533
75,000,000	4.888	(a)	01/17/08	74,987,179
56,000,000	4.170		01/18/08	55,889,727
20,000,000	4.899	(a)	01/20/08	20,001,866
150,000,000	4.746	(a)	01/23/08	149,986,306
50,000,000	4.210		01/24/08	49,865,514
20,000,000	4.756	(a)	01/24/08	19,995,581
75,000,000	4.170		01/25/08	74,791,500
10,000,000	4.761	(a)	01/25/08	10,000,366
75,000,000	4.170		01/28/08	74,765,437
148,000,000	4.210		01/28/08	147,532,690
80,000,000	4.170		01/29/08	79,740,533
144,000,000	4.210		01/29/08	143,528,480
80,000,000	4.170		01/30/08	79,731,267
135,000,000	4.250		01/30/08	134,537,813
95,000,000	4.695	(a)	01/30/08	94,985,501
80,000,000	5.085	(a)	02/01/08	79,985,755
170,000,000	4.240		02/04/08	169,319,244
100,000,000	4.140		02/07/08	99,574,500
131,000,000	4.200		02/08/08	130,419,233
200,000,000	4.200		02/11/08	199,043,333
57,000,000	4.240		02/12/08	56,718,040
150,000,000	4.200		02/21/08	149,107,500
60,000,000	4.744	(a)	03/24/08	59,991,511
42,000,000	5.024	(a)	03/30/08	41,995,037
Federal Home Loan Bank
849,000,000	3.250		01/02/08	848,923,354
41,000,000	4.220	(a)	01/02/08	40,988,646
543,100,000	5.019	(a)	01/02/08	543,346,616
150,000,000	5.069	(a)	01/02/08	149,985,205
3,158,000	4.260		01/04/08	3,156,879
1,704,000	4.640		01/09/08	1,702,243
4,700,000	4.050		01/10/08	4,695,241
252,000,000	5.093	(a)	01/10/08	251,960,497
94,000,000	4.660		01/11/08	93,878,322
67,000,000	4.665		01/11/08	66,913,179
8,600,000	4.310		01/16/08	8,584,556
92,348,000	4.570		01/16/08	92,172,154
12,000,000	4.580		01/16/08	11,977,100
90,000,000	4.660		01/16/08	89,825,250
205,000,000	5.049	(a)	01/16/08	204,971,160
128,526,000	4.450		01/18/08	128,255,917
130,000,000	4.480		01/18/08	129,724,978
137,000,000	4.550		01/18/08	136,705,640
170,240,000	4.555		01/18/08	169,873,818
190,000,000	4.730		01/22/08	189,475,758
29,375,000	5.125		01/22/08	29,372,331
19,650,000	4.150		01/23/08	19,600,165
135,000,000	4.390		01/23/08	134,637,825
325,000,000	4.455		01/23/08	324,115,187
11,052,000	5.040		01/23/08	11,017,960
170,000,000	4.340		01/25/08	169,508,133
232,000,000	4.360		01/25/08	231,325,653
85,000,000	5.025		01/25/08	84,715,250
114,141,000	4.270		01/30/08	113,748,387
218,000,000	4.335		01/30/08	217,238,726
47,323,000	4.345		01/30/08	47,157,363
23,172,000	4.260		02/01/08	23,086,997
39,121,000	4.280		02/01/08	38,976,817
60,000,000	4.340		02/01/08	59,775,767
91,958,000	4.345		02/01/08	91,613,937
125,000,000	4.350		02/01/08	124,531,771
88,000,000	4.625		02/01/08	87,991,979
111,190,000	4.270		02/08/08	110,688,842
777,000,000	4.767	(a)	02/11/08	777,018,315
45,000,000	5.125		02/12/08	44,990,968
175,000,000	4.285		02/13/08	174,104,316
164,347,000	4.300		02/13/08	163,502,896
19,551,000	4.305		02/13/08	19,450,467
160,000,000	4.340		02/15/08	159,132,000
203,500,000	4.775	(a)	02/17/08	203,584,970
700,000,000	4.785	(a)	02/18/08	700,000,000
187,000,000	4.782	(a)	02/21/08	187,000,000
37,774,000	4.320		02/22/08	37,538,290
385,000,000	4.875	(a)	02/22/08	385,276,976
200,000,000	5.118	(a)	02/22/08	200,000,000
71,980,000	4.270		02/27/08	71,493,355
53,120,000	4.310		02/27/08	52,757,500
420,000,000	4.873	(a)	02/28/08	419,908,866
94,000,000	4.290		02/29/08	93,339,102
54,686,000	4.293		02/29/08	54,301,243
10,675,000	4.875		03/05/08	10,667,511
565,000,000	5.011	(a)	03/05/08	565,607,264
20,945,000	4.000		03/10/08	20,897,339
450,000,000	4.911	(a)	03/10/08	450,000,000
133,542,000	4.140		03/12/08	132,451,630

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund (continued)
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$250,000,000	4.210%		03/12/08	$247,924,236
455,400,000	4.170		03/14/08	451,549,214
350,000,000	4.185		03/14/08	347,029,812
130,000,000	4.750		03/14/08	130,044,484
188,000,000	4.806	(a)	03/18/08	187,987,067
320,000,000	4.781	(a)	03/19/08	319,973,493
168,000,000	4.791	(a)	03/19/08	167,965,059
215,000,000	4.766	(a)	03/20/08	214,984,045
65,000,000	4.240		03/24/08	64,364,589
60,947,000	4.240		03/26/08	60,336,853
350,000,000	4.290		03/26/08	346,454,792
100,000,000	5.071	(a)	04/01/08	99,990,207
15,360,000	4.430		04/07/08	15,350,175
66,625,000	4.600		04/11/08	66,515,955
57,000,000	4.160		05/16/08	56,104,213
80,000,000	5.125		05/21/08	79,962,608
20,000,000	5.125		05/23/08	19,991,043

Total Investments—99.7%				$16,885,894,024

Other Assets in Excess of Liabilities—0.3%				44,634,114

Net Assets—100.0%				$16,930,528,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—0.7%
Alabama State Public School & College Authority VRDN RB Floaters Series 2007-2200 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
$7,900,000	3.500%	01/03/08	$7,900,000
Alabama State University Eclipse Funding Trust VRDN RB Series 2006 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,890,000	3.480	01/03/08	6,890,000
Auburn University General Fee VRDN RB Putters Series 2007-2379 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,310,000	3.500	01/03/08	4,310,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/ VMIG1)
7,600,000	3.750	01/02/08	7,600,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	3.750	01/02/08	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
18,500,000	3.75	01/02/08	18,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,500,000	3.480	01/03/08	7,500,000
Montogomery County Eclipse Funding Trust VRDN RB Series 2006-0111 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,380,000	3.480	01/03/08	5,380,000
University of Alabama General VRDN RB ROCS-RR-II-R-12035 Series 2007 (MBIA) (Citigroup Financial Products SPA) (VMIG1)(a)
11,315,000	3.560	01/03/08	11,315,000
University of Alabama Lehman Municipal Trust Receipts VRDN RB Floaters Series 2006-K62 Reg. D (XLCA) (Lehman Brothers SPA) (VMIG1)(a)
15,000	3.750	01/02/08	15,000

			$80,210,000

Alaska—0.3%
Alaska State Housing Finance Corp. Eclipse Funding Trust VRDN RB for Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
$12,900,000	3.650%	9/18/08	$12,900,000
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2007 D (Landesbank Baden-Wurttemberg SPA) (A-1/VMIG1)
15,000,000	3.400	01/03/08	15,000,000
Alaska State Housing Finance Corp. VRDN RB ROCS-RR-II-R-3071 Series 2007 (MBIA) (Citigroup Financial Products SPA) (A-1+)(a)
6,090,000	3.510	01/03/08	6,090,000

			$33,990,000

Arizona—2.2%
Arizona Health Facilities Authority Municipal Security Trust Certificates VRDN RB Series 2007-333 (Bear Stearns Capital Markets) (A-1+)(a)
$5,000,000	3.520%	01/03/08	$5,000,000
Arizona Health Facilities Authority VRDN RB F Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
48,120,000	3.510	01/03/08	48,120,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/ MIG1)
15,000,000	4.500	07/30/08	15,071,981
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2006-1539 (Morgan Stanley SPA) (A-1+)(a)
18,336,000	3.500	01/03/08	18,336,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)(a)
5,120,000	3.500	01/03/08	5,120,000
Chandler GO VRDN Floaters Series 2007-1648 (Morgan Stanley SPA) (A-1+)(a)
1,825,000	3.500	01/03/08	1,825,000
Maricopa County Community College District GO VRDN MERLOTs Series 2007-C-32 (Bank of New York SPA) (A-1+)(a)
13,385,000	3.500	01/02/08	13,385,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Floaters Series 2007-2136 (MBIA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
3,595,000	3.500	01/03/08	3,595,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Floaters Series 2007-2137 (MBIA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
3,595,000	3.500	01/03/08	3,595,000
Phoenix GO VRDN MERLOTs Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,575,000	3.500	01/02/08	2,575,000
Phoenix GO VRDN ROCS-RR-II-R-7005 Series 2007 (Citigroup Financial Products) (A-1+)(a)
4,000,000	3.500	01/03/08	4,000,000
Phoenix Puttable Floating Option GO VRDN Tax-Exempt Receipts P-Floats-EC-1118 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,920,000	3.600	01/03/08	8,920,000
Phoenix Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-255 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,230,000	3.510	01/03/08	8,230,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB ROCS RR-II-R-12039 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
6,100,000	3.560	01/03/08	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
6,850,000	3.500	01/03/08	6,850,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
$15,850,000	3.490%	01/03/08	$15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1840 (Morgan Stanley SPA) (VMIG1)(a)
5,685,000	3.500	01/03/08	5,685,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1841 (Morgan Stanley SPA) (VMIG1)(a)
4,142,000	3.500	01/03/08	4,142,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II-R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)(a)
10,830,000	3.500	01/03/08	10,830,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,875,000	3.510	01/03/08	10,875,000
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A. SPA) (A-1+)(a)
16,500,000	3.510	01/03/08	16,500,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank N.A. SPA) (VMIG1)(a)
7,440,000	3.500	01/03/08	7,440,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1+)(a)
4,845,000	3.500	01/03/08	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co.) (A-1+)(a)
4,500,000	3.510	01/03/08	4,500,000

			$231,389,981

Arkansas(a)—0.1%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley SPA) (VMIG1)
$10,670,000	3.500%	01/03/08	$10,670,000

California—2.9%
Arcadia Unified School District GO VRDN Floater Series 2007-2237 (FSA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
$15,705,000	3.470%	01/03/08	$15,705,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,000,000	3.480	01/03/08	4,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12019 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
8,000,000	3.480	01/03/08	8,000,000
California State GO CP Series 2007 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, Royal Bank of Canada and Calyon)
11,000,000	3.100	02/06/08	11,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. SPA) (A-1+)(a)
9,500,000	3.470	01/03/08	9,500,000
California State GO VRDN P-Floats-PZ-207 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,200,000	3.600	01/03/08	4,200,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1174 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
48,050,000	3.820	01/03/08	48,050,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1177 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
70,020,000	3.820	01/03/08	70,020,000
California State RANS Series 2007 (SP-1+/MIG1)
109,000,000	4.000	06/30/08	109,333,436
Desert California Community College District GO VRDN Floaters Series 2007-2236 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
12,535,000	3.470	01/03/08	12,535,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,300,000	3.480	01/03/08	3,300,000
Northern California Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-126W Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
2,000,000	3.520	01/02/08	2,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11285 (Citibank N.A. SPA) (A-1+)(a)
5,900,000	3.480	01/03/08	5,900,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
7,205,000	3.480	01/03/08	7,205,000

			$310,748,436

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado—2.5%
Adams & Arapahoe Counties Municipal Securities Trust Certificates GO VRDN Series 2002-9050 A (FSA) (Bear Stearns Capital Markets SPA) (A-1)(a)
$6,990,000	3.520%	01/03/08	$6,990,000
Aurora Water Improvement VRDN RB Floaters Series 2007-2030 (AMBAC) (Morgan Stanley Municipal Products) (F1+)(a)
35,465,000	3.500	01/03/08	35,465,000
Colorado DOT VRDN RB P Floats-PA 832 Series 2001 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
4,895,000	3.700	01/03/08	4,895,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,400,000	3.430	01/02/08	4,400,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
8,990,000	3.480	01/03/08	8,990,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1031 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
17,110,000	3.600	01/03/08	17,110,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1039 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
13,040,000	3.600	01/03/08	13,040,000
Colorado Regional Transportation District VRDN RB P-Floats-PT-2184 Series 2004 (AMBAC) (KBC Bank N.V.) (F1+)(a)
16,990,000	3.510	01/03/08	16,990,000
Colorado Regional Transportation District VRDN RB Sales Tax Floaters Series 2007-2014 (AMBAC) (Morgan Stanley Municipal Products) (F1+)(a)
45,685,000	3.500	01/03/08	45,685,000
Colorado Springs Utilities Improvement VRDN RB Subordinated Lien Series 2006 B (Bayerische Landesbank SPA) (A-1/ VMIG1)(a)(c)
34,500,000	3.420	01/03/08	34,500,000
Colorado State General Fund RANS Series 2007 A (SP-1+/ MIG1)
71,000,000	4.250	06/27/08	71,178,097
Denver City and County Water Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4010 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,495,000	3.590	01/03/08	6,495,000

			$265,738,097

Connecticut—1.1%
Connecticut State GO Bonds Series 2007 D (AA/ Aa3)
$14,000,000	4.000%	12/01/08	$14,127,627
Connecticut State GO VRDN Floaters Series 2007-2139 (Morgan Stanley Municipal Products SPA) (F1+)(a)
5,555,000	3.480	01/03/08	5,555,000
Connecticut State GO VRDN P-Floats-PA-879-R Series 2001 (Merrill Lynch Capital Services) (A-1) (a)
4,445,000	3.660	01/03/08	4,445,000
Connecticut State Health & Educational Facilities Authority for Yale University VRDN RB Putters Series 2007-2271 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
15,000	3.440	01/03/08	15,000
Connecticut State Health & Educational Facilities Authority for Yale University VRDN RB ROCS RR-II-R-12007 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
79,200,000	3.480	01/03/08	79,200,000
Yale University CP Series 2007 S2 (A-1+/VMIG1)
17,500,000	3.000	02/06/08	17,500,000

			$120,842,627

Delaware(a)—0.2%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)
$18,966,000	3.500%	01/03/08	$18,966,000

District of Columbia—0.4%
District of Columbia GO VRDN ROCS RR II R-1090 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
$4,695,000	3.510%	01/03/08	$4,695,000
District of Columbia GO VRDN ROCS RR II R-11300 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+) (a)
5,000,000	3.500	01/03/08	5,000,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/ P-1)
32,200,000	3.500	02/07/08	32,200,000

			$41,895,000

Florida—8.4%
Broward County Electrical BB&T Municipal Trust GO VRDN Floaters Series 2015 (Branch Banking & Trust) (VMIG1)(a)
$11,055,000	3.480%	01/03/08	$11,055,000
Broward County School District TANS Series 2007 (MIG1)
70,000,000	4.000	09/30/08	70,304,049
Florida Gas Utility VRDN RB Gas Supply Project No. 2 Series 2006 A-3 (Calyon, UBS AG, Dexia Credit Local SPA) (A-1+/VMIG1)(c)
8,500,000	3.410	01/03/08	8,500,000
Florida Gas Utility VRDN RB Gas Supply Project No. 2 Series 2006 A-2 (Calyon, UBS AG and Dexia Credit Local SPA) (A-1+/ VMIG1)
5,000,000	3.440	01/03/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/ P1)
$43,321,000	2.750%	03/07/08	$43,321,000
6,500,000	3.050	03/13/08	6,500,000
20,360,000	3.170	03/13/08	20,360,000
Florida Municipal Power Agency CP Series 1995 A (Wachovia Bank N.A. LOC) (A-1)
14,000,000	3.030	02/04/08	14,000,000
15,000,000	2.800	02/12/08	15,000,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
5,660,000	3.500	01/03/08	5,660,000
Florida State Board of Education GO VRDN Eagle Series 2007-0048 Class A (Bayerische Landesbank SPA) (A-1)(a)
21,445,000	3.500	01/03/08	21,445,000
Florida State Board of Education GO VRDN MERLOTs Series 2007-D64 (Wachovia Bank N.A. SPA) (A-1+) (a)
5,785,000	3.500	01/02/08	5,785,000
Florida State Board of Education GO VRDN Municipal Securities Trust Certificates Series 2006-7022 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
7,500,000	3.520	01/03/08	7,500,000
Florida State Board of Education GO VRDN P-Floats-PT-3520 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
24,900,000	3.610	01/03/08	24,900,000
Florida State Board of Education GO VRDN ROCS RR II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,315,000	3.500	01/03/08	4,315,000
Florida State Board of Education GO VRDN ROCS RR II R-11303 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
5,400,000	3.500	01/03/08	5,400,000
Florida State Board of Education GO VRDN ROCS RR II R-12067 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,565,000	3.560	01/03/08	6,565,000
Florida State Board of Education GO VRDN ROCS RR II R-12078 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
23,050,000	3.550	01/03/08	23,050,000
Florida State Board of Education GO VRDN ROCS RR II R-12154 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
12,105,000	3.560	01/03/08	12,105,000
Florida State Board of Education GO VRDN ROCS RR II R-7063 Series 2007 (Citigroup Global Markets SPA) (A-1+)(a)(c)
29,000,000	3.500	01/03/08	29,000,000
Florida State Board of Education GO VRDN ROCS RR-II-R-11197 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,360,000	3.500	01/03/08	8,360,000
Florida State Board of Education Lottery RB Series 2007 B (MBIA) (AAA/ Aaa)(c)
3,500,000	5.000	07/01/08	3,529,890
Florida State Board of Education Municipal Securities Trust Certificates VRDN RB Series 2001-115 A (AMBAC) (Bear Stearns Capital Markets SPA) (A-1)(a)
35,955,000	3.750	01/02/08	35,955,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Capital Receipts GO VRDN P-Floats-EC-1149 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,270,000	3.700	01/03/08	7,270,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1053 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
14,370,000	3.600	01/03/08	14,370,000
Florida State Board of Education Puttable Floating Options Tax-Exempt Receipts GO VRDN P-Floats-PT-3979 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,000,000	3.610	01/03/08	6,000,000
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/ Aa1)
5,035,000	5.000	07/01/08	5,067,402
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1) (a)
5,216,000	3.500	01/03/08	5,216,000
Florida State Turnpike Authority VRDN RB P-Floats-PT-3189 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
13,055,000	3.610	01/03/08	13,055,000
Florida State Turnpike Authority VRDN RB ROCS RR II R-11187 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
975,000	3.500	01/03/08	975,000
Gainesville Utilities System VRDN RB Series 2005 C (SunTrust Bank SPA) (A-1+/ VMIG1)
35,035,000	3.700	01/02/08	35,035,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/ VMIG1)
1,930,000	3.790	01/02/08	1,930,000
Jacksonville ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2003-6 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
9,350,000	3.490	01/03/08	9,350,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (A-1/ VMIG1)
8,700,000	3.550	01/10/08	8,700,000
38,300,000	3.580	01/10/08	38,300,000
5,200,000	2.800	02/05/08	5,200,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,400,000	3.200	02/06/08	9,400,000
36,000,000	2.700	03/06/08	36,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
$1,500,000	3.750%	01/02/08	$1,500,000
Kissimmee Utility Authority CP Series 2007 (JPMorgan Chase & Co. SPA) (P-1)
2,300,000	3.480	03/11/08	2,300,000
Miami-Dade County School District TANS Series 2007 (MIG1)
116,000,000	4.000	10/03/08	116,507,506
Miami-Dade County Transit Sales Eclipse Funding Trust VRDN RB Series 2006-0059 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
25,000	3.480	01/03/08	25,000
Orange County School District TANS Series 2007 (MIG1)
50,000,000	4.000	09/30/08	50,216,517
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,200,000	3.380	01/02/08	1,200,000
Palm Beach County School District CP (Bank of America N.A. LOC) (A1+/P1)
13,800,000	3.750	02/14/08	13,800,000
6,500,000	3.550	03/13/08	6,500,000
Palm Beach County Water & Sewer VRDN RB ROCS-RR-II-R-877 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
9,860,000	3.500	01/03/08	9,860,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	3.500	01/03/08	12,275,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
56,995,000	3.500	01/03/08	56,995,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
36,915,000	3.450	03/05/08	36,915,000
Tallahassee Construction Utility System VRDN RB ROCS RR-II-R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	3.500	01/03/08	6,800,000
Tallahassee Energy Systems VRDN RB Eagle Series 2007-0111 A (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(a)
6,900,000	3.490	01/03/08	6,900,000

			$905,272,364

Georgia—2.4%
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/ VMIG1)(a)
$1,500,000	3.440%	01/03/08	$1,500,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R-567 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	3.500	01/03/08	3,135,000
Douglas County School District GO VRDN ROCS-RR-II-R-11061 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,060,000	3.500	01/03/08	5,060,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)
22,585,000	3.490	01/03/08	22,585,000
Gainesville & Hall County Hospital Authority RANS VRDN RB Northeast Georgia Health Project Series 2007 E (MBIA) (Landesbank Baden-Wurttemberg SPA) (A-1/ F1+)(c)
32,400,000	3.470	01/02/08	32,400,000
Georgia Municipal Electric Authority Power VRDN RB Floating Rate Trust Receipts Series 2006-K12 (MBIA-IBC) (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
4,290,000	3.540	01/02/08	4,290,000
Georgia Municipal Electric Authority Power VRDN RB Municipal Securities Trust Receipts SGB 68 A Series 2007 (FGIC) (Societe Generale SPA) (A-1+)(a)
11,205,000	3.540	01/03/08	11,205,000
Georgia State GO Bonds Series 2002 D (AAA/ Aaa)
6,100,000	5.250	08/01/08	6,154,927
Georgia State GO Bonds Series 2007 F (AAA/ Aaa)
3,880,000	4.000	12/01/08	3,909,779
Georgia State GO Bonds Series 2007 G (AAA/ Aaa)
7,930,000	5.000	12/01/08	8,061,679
Georgia State Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K23W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
13,765,000	3.540	01/02/08	13,765,000
Georgia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4345 Series 2007 (Merrill Lynch International SPA) (F1+)(a)
5,000,000	3.510	01/03/08	5,000,000
Georgia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-241 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,115,000	3.700	01/03/08	5,115,000
Georgia State Road & Tollway CP Series 2007 A (State Street Bank & Trust) (F1+)
9,900,000	3.180	04/01/08	9,900,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
18,000,000	3.510	01/03/08	18,000,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1+/P-1)
9,400,000	3.050	08/12/08	9,400,000
Metropolitan Atlanta Rapid Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-3945 Series 2007 (FGIC) (Dexia Credit Local SPA) (F1+)(b)
6,550,000	3.800	03/06/08	6,550,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS RR-II-R-10107 Series 2007 (MBIA) (Citigroup Financial Products SPA) (A-1+)(a)
$14,120,000	3.500%	01/03/08	$14,120,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank G LOC) (A-1+/ VMIG1)
12,600,000	3.380	01/02/08	12,600,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
6,000,000	3.480	01/04/08	6,000,000
24,898,000	3.550	01/08/08	24,898,000
9,800,000	3.270	01/14/08	9,800,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT 04/11/97 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
6,605,000	3.330	01/02/08	6,605,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
2,785,000	3.790	01/02/08	2,785,000
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1018 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,010,000	3.600	01/03/08	7,010,000
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
12,095,000	3.600	01/03/08	12,095,000

			$261,944,385

Hawaii—0.9%
Honolulu City & County GO VRDN Putters Series 2007-2368 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$5,235,000	3.500%	01/03/08	$5,235,000
Honolulu City & County Wastewater System VRDN RB ROCS-RR-II-R-12109 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,845,000	3.540	01/03/08	5,845,000
Honolulu GO CP Series H (Westdeutsche Landesbank SPA)(A1/P1)
7,000,000	3.320	01/04/08	7,000,000
54,700,000	3.730	02/06/08	54,700,000
University of Hawaii VRDN RB Eagle Series 2007-0089 A (MBIA) (DZ Bank SPA) (A-1)(a)
19,800,000	3.490	01/03/08	19,800,000

			$92,580,000

Idaho—0.3%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
$33,200,000	4.500%	06/30/08	$33,330,025

			$33,330,025

Illinois—5.1%
Chicago Board of Education GO VRDN Floater Series 2007-1732 (FSA) (Morgan Stanley Municipal Products SPA) (F1+)(a)
$4,943,000	3.500%	01/03/08	$4,943,000
Chicago GO VRDN Floaters Series 2006-1435 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
8,822,000	3.500	01/03/08	8,822,000
Chicago GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (DePfa Bank PLC SPA) (A-1/ VMIG1)(c)
43,510,000	3.420	01/03/08	43,510,000
Chicago GO VRDN MERLOTs Series 2000 WWW (AMBAC) (Bank of New York SPA) (VMIG1)(a)
6,000,000	3.500	01/02/08	6,000,000
Chicago GO VRDN P-Floats-PT-3115 Series 2005 (FSA) (KBC Bank N.V. SPA) (F1+)(a)
27,010,000	3.510	01/03/08	27,010,000
Chicago GO VRDN Putters Series 2006-1286 (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
4,080,000	3.540	01/03/08	4,080,000
Chicago GO VRDN ROCS RR II R-10275 Series 2007 (FGIC) (Dexia Credit Local SPA) (A-1+)(a)
4,845,000	3.540	01/03/08	4,845,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
4,755,000	3.560	01/03/08	4,755,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,255,000	3.560	01/03/08	5,255,000
Chicago Metropolitan Water District Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2007-K50W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
7,275,000	3.540	01/02/08	7,275,000
Chicago Metropolitan Water District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-3964 Series 2007 (Dexia Credit Local SPA) (F1+)(b)
7,080,000	3.770	02/28/08	7,080,000
Chicago Metropolitan Water Reclamation District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-29 (Bank of America N.A. SPA) (VMIG1)(a)
17,400,000	3.490	01/03/08	17,400,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
10,000,000	3.480	01/03/08	10,000,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	3.500	01/03/08	2,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR-II-R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$4,880,000	3.500%	01/03/08	$4,880,000
Chicago Metropolitan Water Reclamation District VRDN RB ROCS RR II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	3.500	01/03/08	4,995,000
Chicago Municipal Securities Trust Certificates GO VRDN Series 2001-124 A (AMBAC) (Bear Stearns Capital Markets SPA) (A-1)(a)
12,495,000	3.750	01/02/08	12,495,000
Chicago, IL Austin Trust Certificates GO VRDN Series 2007-171 (AMBAC) (Bank of America N.A. SPA) (A-1+)
3,970,000	3.500	01/03/08	3,970,000
City of Chicago Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-275 (AMBAC) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,425,000	3.560	01/03/08	5,425,000
City of Chicago Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,215,000	3.800	07/10/08	6,215,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1/ VMIG1)
3,600,000	3.450	01/03/08	3,600,000
Cook County GO VRDN Putters Series 2006-1269 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,200,000	3.540	01/03/08	8,200,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
14,360,000	3.490	01/03/08	14,360,000
DuPage County Forrest Preservation District GO VRDN P-Floats-PT-3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
11,545,000	3.590	01/03/08	11,545,000
DuPage, IL ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2006-33 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
12,180,000	3.490	01/03/08	12,180,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg. D (Lehman Brothers SPA) (VMIG1) (a)
4,750,000	3.600	01/02/08	4,750,000
Illinois Finance Authority VRDN RB Floaters Series 2007-1766 (Morgan Stanley N.A. SPA) (F1+)(a)
5,185,500	3.500	01/03/08	5,185,500
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
11,745,000	3.500	01/03/08	11,745,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2007-2152 (Morgan Stanley Municipal Products SPA) (F1+)(a)
3,040,000	3.500	01/03/08	3,040,000
Illinois Finance Authority VRDN RB for Resurection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1+/VMIG1)
2,360,000	3.450	01/03/08	2,360,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
3,550,000	3.400	01/03/08	3,550,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc. SPA) (A-1+) (a)
5,570,000	3.500	01/03/08	5,570,000
Illinois Health System Evanston Hospital CP Series 1987 E (A-1+/ VMIG1)
18,400,000	3.430	01/17/08	18,400,000
Illinois Health System Evanston Hospital CP Series 1995 (A1+/VIMG1)
4,000,000	3.350	01/10/08	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	3.500	01/03/08	3,500,000
Illinois State GO VRDN MERLOTs Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
9,300,000	3.500	01/02/08	9,300,000
Illinois State GO VRDN P-Floats-PT-2009 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
580,000	3.700	01/02/08	580,000
Illinois State GO VRDN P-Floats-PT-3523 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
5,975,000	3.480	01/03/08	5,975,000
Illinois State GO VRDN Putters Series 2007-2183 (JPMorgan Chase SPA) (A-1+)(a)
5,500,000	3.510	01/03/08	5,500,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A. SPA) (F1+)(a)
4,780,000	3.500	01/03/08	4,780,000
Illinois State GO VRDN ROCS-RR-II-R-12069 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
4,000,000	3.560	01/03/08	4,000,000
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A. SPA) (F1+)(a)
4,380,000	3.500	01/03/08	4,380,000
Illinois State Sales Tax VRDN RB MERLOTs Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+) (a)
20,355,000	3.500	01/02/08	20,355,000
Illinois State Sales Tax VRDN RB P-Float-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,900,000	3.700	01/03/08	7,900,000
Illinois State Sales Tax VRDN RB Spears Series 2005 DB-165 (FSA) (Deutsche Bank A.G. SPA) (F1+) (a)
10,510,000	3.490	01/03/08	10,510,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
$14,995,000	3.480%	01/03/08	$14,995,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
5,665,000	3.400	01/03/08	5,665,000
Metropolitan Pier & Exposition Authority Dedicated State Tax VRDN RB ROCS RR-II-10300 Series 2007 (MBIA) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,590,000	3.500	01/03/08	6,590,000
Metropolitan Pier & Exposition Authority Dedicated State Tax VRDN RB ROCS RR-II-R-12125 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)(a)
19,000,000	3.560	01/03/08	19,000,000
Metropolitan Pier & Exposition Authority Hospital Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
17,935,000	3.480	01/03/08	17,935,000
Regional Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4486 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1)(a)
8,060,000	3.590	01/03/08	8,060,000
Regional Transportation Authority VRDN RB Macon Certificates Series 2004-A (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
6,665,000	3.500	01/03/08	6,665,000
Regional Transportation Authority VRDN RB Macon Certificates Trust Series 2006-K (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
5,505,000	3.500	01/03/08	5,505,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
5,830,000	3.560	01/03/08	5,830,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
8,150,000	3.480	01/03/08	8,150,000
Springfield, IL Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-261 (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
10,570,000	3.490	01/03/08	10,570,000
Springfield, IL Electric VRDN RB Floaters Series 2007-1618 Series 2007 (MBIA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,890,000	3.500	01/03/08	5,890,000
Springfield, IL Electric VRDN RB Floaters Series 2007-1619 (MBIA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,895,000	3.500	01/03/08	5,895,000
Springfield, IL Electric VRDN RB ROCS RR-II-R-11154 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
10,820,000	3.500	01/03/08	10,820,000
Springfield, IL Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1046 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,000,000	3.600	01/03/08	6,000,000
State of Illinois ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2002-30 (MBIA) (Bank of America SPA) (VMIG1)(a)
22,345,000	3.490	01/03/08	22,345,000
University of Illinois Austin Trust Certificates VRDN RB Series 2007-166 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
5,407,500	3.500	01/03/08	5,407,500
Will County Forest Preservation District GO VRDN P-Floats-PT 3048 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,275,000	3.700	01/03/08	5,275,000

			$546,818,000

Indiana—1.6%
Anderson School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank AG SPA) (A-1+)(a)
$10,950,000	3.490%	01/03/08	$10,950,000
Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products SPA) (F1+)(a)
16,390,000	3.500	01/03/08	16,390,000
Ascension Health Facilities Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-P123W-Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
4,995,000	3.600	01/02/08	4,995,000
Indiana Finance Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1084 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,725,000	3.600	01/03/08	11,725,000
Indiana Health & Educational Facility Financing Authority VRDN RB ROCS RR-II-R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,125,000	3.500	01/03/08	9,125,000
Indiana Municipal Power Agency Eclipse Funding Trust Solar Eclipse VRDN RB Series 2007-0098 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,000	3.480	01/03/08	5,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(b)
12,860,000	3.450	03/13/08	12,860,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,600,000	3.500	01/03/08	4,600,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,270,000	3.500	01/03/08	5,270,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indiana Transportation Finance Authority ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$24,560,000	3.490%	01/03/08	$24,560,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Bank of America SPA) (A-1+)(a)
17,195,000	3.500	01/03/08	17,195,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10098 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
11,615,000	3.500	01/03/08	11,615,000
Indiana Transportation Finance Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-34 (MBIA) (Landesbank Hessen-Theuringen SPA) (A-1)(a)
1,135,000	3.500	01/03/08	1,135,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
4,240,000	3.500	01/03/08	4,240,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
5,800,000	4.000	01/12/09	5,849,128
Indianapolis Local Public Improvement Bond Bank VRDN RB ROCS RR-II-R-10103 Series 2007 (MBIA) (Citigroup, Inc. SPA) (A-1+)(a)
17,070,000	3.500	01/03/08	17,070,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(a)
5,150,000	3.700	01/03/08	5,150,000
Purdue University VRDN RB Student Facilities System Series 2007 C (A-1+/ VMIG1)
7,900,000	3.240	01/02/08	7,900,000

			$170,634,128

Iowa—0.6%
Des Moines Metropolitan Wastewater Eclipse Funding Trust VRDN RB Series 2006-0084 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
$6,460,000	3.480%	01/03/08	$6,460,000
Iowa State TRANS Series 2007 (SP-1+/ MIG1)
38,000,000	4.000	06/30/08	38,138,547
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
21,895,000	3.530	01/02/08	21,895,000

			$66,493,547

Kansas—0.5%
Douglas County Unified School District No. 497 GO VRDN P-Floats-PT-3496 Series 2006 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$9,540,000	3.590%	01/03/08	$9,540,000
Johnson County, KS Water Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PZ-237 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
11,480,000	3.510	01/03/08	11,480,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)(a)
5,640,000	3.500	01/03/08	5,640,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-3 (Westdeutsche Landesbank AG and Dexia Credit Local SPA) (A-1+/VMIG1)
1,900,000	3.400	01/03/08	1,900,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA) (F1+)(a)
20,235,000	3.490	01/03/08	20,235,000

			$48,795,000

Kentucky—0.2%
Kentucky Asset/ Liability Commission General Fund TRANS Series 2007 A (SP-1+/MIG1)
$2,000,000	4.500%	06/26/08	$2,007,155
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
1,000,000	3.400	01/02/08	1,000,000
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/VMIG1)
4,700,000	3.750	01/02/08	4,700,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(b)
15,270,000	3.800	03/13/08	15,270,000
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System VRDN RB ROCS RR-II-R-12025 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
2,585,000	3.560	01/03/08	2,585,000

			$25,562,155

Louisiana—0.0%
East Baton Rouge Parish VRDN PCRB Refunding for Exxon Project Series 1989 (A-1+/ P-1)
$1,200,000	3.650%	01/02/08	$1,200,000

Maryland—1.8%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (A1+/ P1)
$19,000,000	3.450%	03/07/08	$19,000,000
10,000,000	3.250	03/14/08	10,000,000
Johns Hopkins University CP Hospital Series 2007 B (A1+/P1)
2,200,000	3.400	03/10/08	2,200,000
7,000,000	3.200	04/03/08	7,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Johns Hopkins University Hospital CP Series 2004 C (SunTrust Bank SPA) (A1+/P1)
$4,433,000	3.550%	01/14/08	$4,433,000
30,000,000	3.450	02/12/08	30,000,000
Maryland Health & Education for John Hopkins University CP Series B (Wachovia Bank SPA) (A1/P1)
16,500,000	3.550	01/04/08	16,500,000
Maryland Health & Higher Education for John Hopkins University CP Series 2007 B (Wachovia Bank N.A. SPA) (A1/P1)
18,435,000	3.250	02/05/08	18,435,000
Maryland State Community Development Administration Department Housing & Community Development VRDN RB P-Floats-PT-3492 Series 2006 (FSA) (Merrill Lynch Capital Services SPA) (F1+)
5,000,000	3.590	01/03/08	5,000,000
Maryland State GO VRDN Putters Series 2007-1790-B (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,600,000	3.500	01/03/08	4,600,000
Maryland State GO VRDN ROCS RR-II-R-11162 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,485,000	3.500	01/03/08	6,485,000
Maryland State VRDN RB ROCS RR-II-R-9036 Series 2006 (Citigroup Financial Products) (VMIG1)(a)
7,775,000	3.500	01/03/08	7,775,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/P1)
19,000,000	3.280	04/08/08	19,000,000
6,000,000	2.780	05/08/08	6,000,000
Prince Georges County GO VRDN MERLOTs Series 2007-H06 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,365,000	3.500	01/02/08	5,365,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
16,755,000	3.600	01/03/08	16,755,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,210,000	3.600	01/03/08	6,210,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/ Aa2)
8,000,000	5.000	04/01/08	8,025,225

			$192,783,225

Massachusetts—3.2%
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
$5,060,000	3.480%	01/03/08	$5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-0087 A (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
3,700,000	3.490	01/03/08	3,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB P-Floats-PT-3684 Series 2006 (Dexia Credit Local SPA) (A-1+)(a)
5,510,000	3.510	01/03/08	5,510,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,720,000	3.480	01/03/08	6,720,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	3.490	01/03/08	5,000,000
Massachusetts Bay Transportation Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-30 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
11,910,000	3.480	01/03/08	11,910,000
Massachusetts Bay Transportation Authority VRDN RB ROCS RR-II-R-8512 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
3,200,000	3.500	01/03/08	3,200,000
Massachusetts State BB&T Municipal Trust GO VRDN Floaters Series 2007-2005 (Branch Banking & Trust SPA) (VMIG1)(a)
6,450,000	3.480	01/03/08	6,450,000
Massachusetts State CP Series 2007 G (BNP Paribas SPA) (A1+/P1)
28,000,000	3.330	03/10/08	28,000,000
Massachusetts State Development Finance Agency Boston College Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K49W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,000,000	3.500	01/02/08	10,000,000
Massachusetts State Development Finance Agency Boston College VRDN RB Floaters Series 2007-1970 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
5,096,000	3.500	01/03/08	5,096,000
Massachusetts State Development Finance Agency Boston College VRDN RB Floaters Series 2007-1996 (Morgan Stanley Municipal Products) (A-1+)(a)
10,210,000	3.490	01/03/08	10,210,000
Massachusetts State Development Finance Agency Boston College VRDN RB ROCS RR-II-R-11286 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.500	01/03/08	4,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Floater Series 2002-716D (MBIA-IBC) (Morgan Stanley Muni Products) (A-1+)(a)
$54,868,000	3.490%	01/03/08	$54,868,000
Massachusetts State GO VRDN Floater Series 2007-1798 (CIFG) (DePfa Bank PLC SPA) (A-1)(a)
25,000,000	3.550	01/03/08	25,000,000
Massachusetts State GO VRDN P Floats-PA 800 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,995,000	3.540	01/03/08	9,995,000
Massachusetts State GO VRDN P-Float-PT-2758 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+) (a)
3,860,000	3.510	01/03/08	3,860,000
Massachusetts State GO VRDN P-Floats-PT-3544 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
15,660,000	3.660	01/03/08	15,660,000
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
25,310,000	3.370	01/03/08	25,310,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
11,275,000	3.350	01/03/08	11,275,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II-R-12071 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
17,090,000	3.550	01/03/08	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 2004 GG-1 (A-1+/VMIG1)
2,885,000	3.270	01/03/08	2,885,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachussets Institute of Technology Series 2001 J-2 (A-1+/ VMIG1)
2,450,000	3.350	01/03/08	2,450,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/ VMIG1)
3,200,000	3.700	01/02/08	3,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB P-Floats-PA 891 Series 2001 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,900,000	3.660	01/03/08	4,900,000
Massachusetts State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2007-K33W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
11,040,000	3.500	01/02/08	11,040,000
Massachusetts State Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2006-P113 Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
4,975,000	3.540	01/02/08	4,975,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2007-1889 (Morgan Stanley Municipal Products SPA) (F1+)(a)
5,135,000	3.500	01/03/08	5,135,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2007-1890 (Morgan Stanley SPA) (F1+)(a)
5,135,000	3.500	01/03/08	5,135,000
Massachusetts Water Resources Authority CP Series 2007-S94 (Bayerische Landesbank LOC) (A-1+/P1)
17,000,000	2.850	02/05/08	17,000,000
Massachussetts State Water Pollution Abatement Trust VRDN RB MERLOTs Series 2007-D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
16,540,000	3.500	01/02/08	16,540,000

			$341,174,000

Michigan—2.7%
Detroit Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2006-P111 Reg. D (FSA) (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
$6,840,000	3.590%	01/02/08	$6,840,000
Detroit School District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2002-29 (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
7,000,000	3.490	01/03/08	7,000,000
Grand Rapids ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-44 (MBIA) (Bank of America N.A. SPA) (F1+)(a)
11,320,000	3.480	01/03/08	11,320,000
Kentwood Public Schools GO VRDN Eagle Series 2003-0024 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
9,585,000	3.510	01/03/08	9,585,000
Michigan Municipal Bond Authority VRDN RB Floaters Series 2007-2231 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,855,000	3.500	01/03/08	4,855,000
Michigan Municipal Bond Authority VRDN RB P-Floats-PT-3076 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
4,805,000	3.800	02/28/08	4,805,000
Michigan Municipal Bond Authority VRDN RB P-Floats-PT-397 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,535,000	3.700	01/03/08	5,535,000
Michigan Municipal Bond Authority VRDN RB ROCS RR II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
4,500,000	3.500	01/03/08	4,500,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
14,920,000	3.500	01/03/08	14,920,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II-R-11254 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$3,800,000	3.510%	01/03/08	$3,800,000
Michigan State Building Authority ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2003-35 (MBIA) (Bank of America N.A SPA) (VMIG1)(a)
6,000,000	3.490	01/03/08	6,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 2234 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,090,000	3.560	01/03/08	8,090,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/ MIG1)
187,900,000	4.000	09/30/08	189,363,306
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
4,980,000	3.500	01/03/08	4,980,000
University of Michigan VRDN RB Hospital Series 2007 A (A-1+/ VMIG1)
4,315,000	3.750	01/02/08	4,315,000

			$285,908,306

Minnesota—1.6%
Hennepin County Minnesota Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4145 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$14,980,000	3.510%	01/03/08	$14,980,000
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1809 (Morgan Stanley SPA) (A-1+)(a)
3,703,000	3.500	01/03/08	3,703,000
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1810 (Morgan Stanley SPA) (A-1+)(a)
3,712,000	3.500	01/03/08	3,712,000
Minneapolis & St. Paul Airport Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-337 (AMBAC) (Deutsche Bank SPA) (A-1+/ F1+)(a)
8,600,000	3.490	01/03/08	8,600,000
Minneapolis & St. Paul Metropolitan Airports Commission Municipal Security Trust Certificates VRDN RB Series 2007-288 A (AMBAC) (Bear Stearns Capital Markets) (A-1)(a)
16,020,000	3.540	01/03/08	16,020,000
Minnesota State GO Bonds Series 2005 (AAA/ Aa1)
6,000,000	5.000	10/01/08	6,078,923
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	3.510	01/03/08	3,300,000
Minnesota State GO VRDN P-Floats-PT-3557 Series 2006 (Merrill Lynch Capital Services SPA) (F1+) (a)
21,270,000	3.510	01/03/08	21,270,000
Minnesota State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4016 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,535,000	3.510	01/03/08	10,535,000
Minnesota State Refunding GO Bonds Series 2003 (AAA/ Aa1)
5,900,000	5.000	08/01/08	5,944,759
Minnesota State VRDN RB Floater Series 2006-1462 (Morgan Stanley SPA) (F1+)(a)
16,660,000	3.500	01/03/08	16,660,000
Minnesota State VRDN RB Putters Series 2006-1421 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,390,000	3.500	01/03/08	14,390,000
Rochester County Minnesota CP Series 2007 (U.S. Bank N.A. SPA) (A-1+/VMIG1)
17,600,000	3.480	01/24/08	17,600,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,500,000	3.500	01/03/08	5,500,000
University of Minnesota CP Series 2007 (A-1+/P-1)
14,000,000	3.400	02/05/08	14,000,000
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+) (a)
7,165,000	3.500	01/03/08	7,165,000
Washington County, MN Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-262 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,300,000	3.700	01/03/08	7,300,000

			$176,758,682

Mississippi—0.4%
Jackson County Port Facility VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$13,250,000	3.740%	01/02/08	$13,250,000
Jackson County VRDN PCRB Refunding for Chevron U.S.A. Inc. Project Series 1992 (VMIG1)
1,000,000	3.500	01/02/08	1,000,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
1,350,000	3.500	01/03/08	1,350,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)(c)
8,900,000	4.000	12/01/08	8,985,529
Mississippi State GO VRDN ROCS RR-II-R-10182 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,000,000	3.500	01/03/08	9,000,000
Mississippi State GO VRDN ROCS RR-II-R-12158 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1) (a)
14,280,000	3.560	01/03/08	14,280,000

			$47,865,529

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri—1.3%
Bi-State Development Agency of Missouri and Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutche Landesbank AG SPA) (A-1+/VMIG1)
$2,710,000	3.400%	01/02/08	$2,710,000
Jackson County Eclipse Funding Trust VRDN RB Solar Certificates Series 2007-0062 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
5,995,000	3.480	01/03/08	5,995,000
Missouri Development Finance Board Cultural Facilities VRDN RB Merlots Series 2007-H07 (Wachovia Bank N.A. SPA) (A-1+)(a)
9,465,000	3.500	01/02/08	9,465,000
Missouri Health and Education Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
19,050,000	3.490	01/03/08	19,050,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-496 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)(a)
15,000,000	3.510	01/03/08	15,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-497 Series 2007 (Bayersche Hypo-Unde SPA) (F1)(a)
12,600,000	3.510	01/03/08	12,600,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-499 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)(a)
5,000,000	3.510	01/03/08	5,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-500 Series 2007 (KBC Bank N.V. SPA) (F1+)(a)
28,000,000	3.510	01/03/08	28,000,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley SPA) (A-1+)(a)
10,575,500	3.500	01/03/08	10,575,500
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution VRDN RB P-Floats-PT 3427 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,450,000	3.590	01/03/08	1,450,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(a)
21,025,000	3.500	01/03/08	21,025,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2007-1995 (Morgan Stanley Municipal Products) (A-1+)(a)
2,285,000	3.500	01/03/08	2,285,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,985,000	3.510	01/03/08	4,985,000
Missouri State Highways and Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4015 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,125,000	3.510	01/03/08	4,125,000

			$142,265,500

Montana—0.1%
Forsyth, MT VRDN PCRB Refunding for Pacificorp Project Series 1988 (BNP Paribas LOC) (A-1+/ P-1)
$4,200,000	3.750%	01/02/08	$4,200,000
Providence, MT Facility Finance Authority VRDN RB Putters Series 2007-2296 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,935,000	3.540	01/03/08	9,935,000

			$14,135,000

Nebraska(a)— 0.4%
Douglas County School District GO VRDN ROCS-RR-II-R-4058 No. 1 Series 2003 (Citibank N.A. SPA) (A-1+)
$7,260,000	3.500%	01/03/08	$7,260,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
5,995,000	3.500	01/03/08	5,995,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II-R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)
8,585,000	3.500	01/03/08	8,585,000
Omaha Public Power District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1175 Series 2007-EC-1000 (Merrill Lynch Capital Services SPA) (A-1)
3,580,000	3.600	01/03/08	3,580,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008 A (AMBAC) (Bayerische Landesbank SPA) (A-1)
12,760,000	3.500	01/03/08	12,760,000
Public Power Generation Agency VRDN RB Eagle Series 2007-0009 A (AMBAC) (Bayerische Landesbank SPA) (A-1)
10,000,000	3.490	01/03/08	10,000,000

			$48,180,000

Nevada—1.5%
Clark County Airport Municipal Security Trust Certificates VRDN RB Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
$9,000,000	3.520%	01/03/08	$9,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
$3,425,000	3.490%	01/03/08	$3,425,000
Clark County Deutsche Bank Spears Lifers Trust VRDN RB Series 2007-DB-361 (AMBAC) (Deutsche Bank A.G. SPA) (A-1+)(a)
6,180,000	3.490	01/03/08	6,180,000
Clark County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(b)
23,860,000	3.750	03/13/08	23,860,000
Clark County GO VRDN Eagle Series 2007-0011 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1) (a)
18,800,000	3.490	01/03/08	18,800,000
Clark County GO VRDN Lehman Municipal Trust Receipts Floater Trust Series 2007-K76W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,000,000	3.550	01/02/08	10,000,000
Clark County GO VRDN ROCS RR II R-11245WF Series 2007 (AMBAC) (Wells Fargo Bank N.A. SPA) (A-1+)(a)
5,695,000	3.490	01/03/08	5,695,000
Clark County Highway Improvement VRDN RB MERLOTs Series 2007-12 D (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,690,000	3.500	01/02/08	4,690,000
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA) (Aaa/ AAA)
4,200,000	4.000	06/01/08	4,209,460
Clark County School District GO VRDN Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,595,000	3.540	01/03/08	7,595,000
Clark County School District GO VRDN ROCS RR II R-11297 (Citibank N.A. SPA) (A-1+)(a)
3,780,000	3.500	01/03/08	3,780,000
Clark County Water & Sewer Reclamation District GO VRDN Putters Series 2007-2295 (MBIA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,815,000	3.510	01/03/08	4,815,000
Las Vegas Convention Center CP Series 2007 (Bank of Nova Scotia, Fortis Bank, and State Street Bank LOC) (A-1+/P-1)
8,000,000	3.500	01/08/08	8,000,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank PLC SPA) (A1+/ P1)
9,900,000	3.550	01/14/08	9,900,000
5,000,000	3.420	02/01/08	5,000,000
6,875,000	3.250	02/05/08	6,875,000
4,000,000	3.100	04/01/08	4,000,000
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 C (Dexia Credit Local SPA) (VMIG1)
3,465,000	3.500	01/02/08	3,465,000
Nevada State GO Capital Improvements Series 1998 B (AA+/Aa1)
3,600,000	5.000	06/01/08	3,618,332
North Las Vegas ABN AMRO Munitops Certificate Trust VRDN RB Series 2006-47 (MBIA) (Bank of America SPA) (VMIG1)(a)
13,600,000	3.490	01/03/08	13,600,000
Truckee Meadows Water Authority Eclipse Funding Trust VRDN RB Series 2007-0044 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
20,000	3.670	01/03/08	20,000
Washoe County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0142 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(b)
8,510,000	3.800	07/10/08	8,510,000

			$165,037,792

New Hampshire—0.0%
New Hampshire Health & Education Facilities Authority VRDN RB Dartmouth College Series 2003 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
$4,800,000	3.380%	01/02/08	$4,800,000

New Jersey—0.8%
Garden State Preservation Trust Open Space & Farmland VRDN RB Floaters Series 2007-DCL 006 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
$6,210,000	3.490%	01/03/08	$6,210,000
New Jersey Economic Development Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-36 (BNP Paribas LOC) (A-1+)(a)
20,385,000	3.500	01/03/08	20,385,000
New Jersey Economic Development Authority VRDN RB P-Float-1533 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(b)
950,000	3.780	03/13/08	950,000
New Jersey State GO VRDN Floaters Series 2007-2209 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
6,980,000	3.480	01/03/08	6,980,000
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
46,000,000	4.500	06/24/08	46,192,918

			$80,717,918

New Mexico—0.6%
Bernalillo County TRANS Series 2007 (MIG1)
$23,275,000	4.000%	12/12/08	$23,488,574
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 A (Barclays Bank PLC LOC) (A-1+/ VMIG1)
12,650,000	3.750	01/02/08	12,650,000
New Mexico Financing Authority Trust Eclipse Funding Trust VRDN RB Series 2006-0114 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
9,270,000	3.480	01/03/08	9,270,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
New Mexico State Highway Commission Tax RB Senior-Subordinated Lien Series 2001 A (AAA/ Aa2)
$5,000,000	5.000%	06/15/08	$5,034,504
University of New Mexico Bank of Montreal Floating Rate Certificates Securities Trust VRDN RB Putter-Series 2007-3 (FSA) (Bank of Montreal SPA) (VMIG1)(a)
10,440,000	3.490	01/03/08	10,440,000
University of New Mexico VRDN RB Floaters Series 2007-2207 (FSA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
7,295,000	3.500	01/03/08	7,295,000

			$68,178,078

New York—6.8%
Long Island Power Authority Electric System VRDN RB P-Float PA 1150 Series 2003 (CIFG) (Bank of New York SPA) (F1+)(a)
$7,250,000	3.570%	01/03/08	$7,250,000
New York City GO VRDN Floater Series 2007-1973 (Morgan Stanley Municipal Products) (A-1+)(a)
10,925,000	3.480	01/03/08	10,925,000
New York City GO VRDN Floater Series 2007-1974 (Morgan Stanley Municipal Products) (A-1+)(a)
8,800,000	3.480	01/03/08	8,800,000
New York City GO VRDN Floater Series 2007-2001 (Morgan Stanley Municipal Products) (A-1+)(a)
10,425,000	3.480	01/03/08	10,425,000
New York City GO VRDN Floater Series 2007-2260 (Morgan Stanley Municipal Products SPA) (A-1+) (a)
21,700,000	3.480	01/03/08	21,700,000
New York City GO VRDN Floaters Series 2007-2211 (Morgan Stanley Municipal Products SPA) (VMIG1) (a)
2,740,000	3.480	01/03/08	2,740,000
New York City GO VRDN ROCS RR II R-8062 Series 2007 (Citigroup Financial Products SPA) (A-1+) (a)
8,400,000	3.490	01/03/08	8,400,000
New York City GO VRDN ROCS RR-II-R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,400,000	3.490	01/03/08	4,400,000
New York City GO VRDN ROCS RR-II-R-4563 Series 2005 (CIFG) (Citigroup Financial Products SPA) (VMIG1)(a)
10,835,000	3.490	01/03/08	10,835,000
New York City GO VRDN ROCS RR-II-R-8061 Series 2007 (Citigroup Financial Products SPA)(a)
5,140,000	3.490	01/03/08	5,140,000
New York City GO VRDN ROCS-RR-II-R-9194 Series 2007 (Citigroup Financial Products SPA) (A-1+) (a)
3,000,000	3.490	01/03/08	3,000,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/ VMIG1)(c)
7,530,000	3.400	01/02/08	7,530,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
2,025,000	3.320	01/02/08	2,025,000
New York City GO VRDN Spears Series 2005-DB 172 (CIFG) (Deutsche Bank AG SPA) (F1+)(a)
8,480,000	3.570	01/03/08	8,480,000
New York City GO VRDN Stars Series 2007-047 (BNP Paribas N.A. SPA) (VMIG1)(a)
39,775,000	3.470	01/03/08	39,775,000
New York City Municipal Finance Authority Water & Sewer Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-945U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/ VMIG1)(a)
12,710,000	3.500	01/02/08	12,710,000
New York City Municipal Finance Authority Water & Sewer System CP Series 2007 (Westdeutsche Landesbank AG and Bayerische Landesbank SPA) (A1+/P1)
50,000,000	3.450	02/08/08	50,000,000
84,500,000	3.420	02/13/08	84,500,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Floaters Series 2007-1926 (Morgan Stanley Municipal Products SPA) (A-1+)(a)(c)
26,544,000	3.480	01/03/08	26,544,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB ROCS RR-II-R-10301 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
11,000,000	3.490	01/03/08	11,000,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Second Generation Fiscal 2008 BB-2 Series 2007 (Bank of America N.A. SPA) (VMIG1/F1)
5,950,000	3.320	01/03/08	5,950,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1695 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
21,026,000	3.480	01/03/08	21,026,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1694 (Morgan Stanley Municipal Products) (A-1+)(a)
20,174,000	3.480	01/03/08	20,174,000
New York City Municipal Water Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)(c)
20,187,000	3.470	01/03/08	20,187,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Float-PA Series 2007-1022 (Bank of New York SPA) (A-1)(a)
27,625,000	3.470	01/03/08	27,625,000
New York City Transitional Finance Authority Special Tax VRDN Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/ VMIG1)(c)
15,200,000	3.350	01/02/08	15,200,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,900,000	3.480	01/03/08	4,900,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4418 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,145,000	3.660%	01/03/08	$5,145,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,040,000	3.400	01/02/08	3,040,000
New York Local Government Assistance Cor. VRDN RB Series 1993-A (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/VMIG1)(c)
9,785,000	3.400	01/02/08	9,785,000
New York Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-1 (FSA) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)(c)
5,765,000	3.380	01/03/08	5,765,000
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K46 Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
1,900,000	3.540	01/02/08	1,900,000
New York State Dormitory Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4390 Series 2007 (Merrill Lynch International SPA) (F1+)(a)
4,345,000	3.540	01/03/08	4,345,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2006-1418 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
28,421,000	3.480	01/03/08	28,421,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2007-1601 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
19,925,000	3.480	01/03/08	19,925,000
New York State Dormitory Authority Secondary Issues VRDN RB Putters Series 2007-2381 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,350,000	3.470	01/03/08	4,350,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,210,000	3.490	01/03/08	6,210,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR-II-R-12121 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.490	01/03/08	4,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Secondary Issues Putters Series 2007-2240 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,640,000	3.470	01/03/08	1,640,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.500	01/03/08	10,000,000
New York State Dormitory Authority VRDN RB ROCS RR-II-R-7046 Series 2006 (Citigroup Global Markets SPA) (A-1+)(a)
10,155,000	3.490	01/03/08	10,155,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane RMKT 08/02/07 Series 2004 A (FNMA) (VMIG1)
5,300,000	3.600	01/02/08	5,300,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Corp, Bayerische Landesbank, Landesbank Baden-Wurttemberg and BNP Paribas SPA) (A1/P1)
12,300,000	2.950	01/15/08	12,300,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase Co., State Street Bank & Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, and Wachovia Bank N.A. (A1/VMIG1)
1,000,000	3.340	01/17/08	1,000,000
44,000,000	3.430	01/17/08	44,000,000
New York State Thruway Authority Highway and Bridge Trust Fund VRDN RB Floaters Series 2007-1611 (AMBAC) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
22,295,000	3.480	01/03/08	22,295,000
New York State Thruway Authority Personal Income Tax VRDN RB ROCS RR-II-R-11237 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,735,000	3.500	01/03/08	9,735,000
New York State Urban Development Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1109 Series 2007 (AMBAC) (Merrill Lynch Capital Services) (F1+)(a)
4,820,000	3.570	01/03/08	4,820,000
New York State Urban Development Corp. VRDN RB Putters Series 2007-2329 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,400,000	3.470	01/03/08	8,400,000
Port Authority of New York & New Jersey Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT 4341 Series 2007 (FSA) (Merrill Lynch International SPA) (F1+)(a)
7,330,000	3.540	01/03/08	7,330,000
Triborough Bridge & Tunnel Authority Municipal Securities Trust Certificates VRDN RB Series 2000-109 A (Bear Stearns Capital Markets SPA) (VMIG1)(a)
1,500,000	3.700	01/03/08	1,500,000
Triborough Bridge & Tunnel Authority VRDN RB Floater PA Series 2002-956 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,000,000	3.530	01/03/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley Municipal Products SPA) (F1+)(a)
$3,900,000	3.480%	01/03/08	$3,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/ VMIG1)(c)
39,070,000	3.410	01/03/08	39,070,000

			$730,572,000

North Carolina—3.4%
Charlotte VRDN COPS for Transit Projects/ Phase II Series 2005 F (DePfa Bank PLC SPA) (A-1/ VMIG1)(c)
$54,410,000	3.350%	01/02/08	$54,410,000
Charlotte Water & Sewer System VRDN RB Series 2006 B (Depfa Bank PLC SPA) (A-1/ VMIG1)
6,000,000	3.430	01/03/08	6,000,000
Charlotte-Mecklenberg Hospital Authority Health Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
2,100,000	3.740	01/02/08	2,100,000
Charlotte-Mecklenberg Hospital Authority Health Care System VRDN RB Series 1996 D (Nationsbank N.A. SPA) (A-1+/VMIG1)(c)
9,600,000	3.450	01/03/08	9,600,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1+)(a)
5,075,000	3.500	01/03/08	5,075,000
Mecklenburg County VRDN COPS Series 2007 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
20,000,000	3.700	01/02/08	20,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Country Forest University Series 2004 B (A-1+/VMIG1)
1,800,000	3.430	01/03/08	1,800,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1+)(a)
14,365,000	3.510	01/03/08	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.490	01/03/08	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1895 (Morgan Stanley SPA) (A-1+)(a)
41,307,000	3.500	01/03/08	41,307,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1923 (Morgan Stanley SPA) (A-1+)(a)
14,448,000	3.500	01/03/08	14,448,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	3.490	01/03/08	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University ROCS RR-II-R-12072 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
8,600,000	3.560	01/03/08	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB ROCS-RR-II-R-9048 (Citibank N.A. SPA) (VMIG1)(a)
5,945,000	3.500	01/03/08	5,945,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.510	01/03/08	15,600,000
North Carolina CP Duke University Series 2007 (A1+/P1)
3,454,000	3.230	03/05/08	3,454,000
North Carolina State GO VRDN Floaters Series 2007-2004 (Morgan Stanley Municipal Products) (A-1+)(a)
3,980,000	3.500	01/03/08	3,980,000
North Carolina State GO VRDN ROCS RR-II-R-11181 Series 2007 (Citigroup Global Markets SPA) (A-1+)(a)
4,500,000	3.500	01/03/08	4,500,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
26,010,000	3.600	01/03/08	26,010,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1037 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,050,000	3.600	01/03/08	4,050,000
North Carolina State VRDN RB Putters Series 2006-1400 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,440,000	3.510	01/03/08	4,440,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	3.490	01/03/08	4,950,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	3.500	01/03/08	6,525,000
Union County GO VRDN ROCS RR-II-R-11194 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,155,000	3.500	01/03/08	11,155,000
University of North Carolina CP Series 2007 A (A1+/P1)
4,600,000	3.720	01/16/08	4,600,000
University of North Carolina CP Series 2007 A (A1+/P1)
2,000,000	3.250	03/05/08	2,000,000
8,000,000	3.270	03/07/08	8,000,000
3,000,000	3.300	03/07/08	3,000,000
University of North Carolina Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-P39W Reg. D (Lehman Brothers SPA) (VMIG1)(a)
5,260,000	3.500	01/02/08	5,260,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	3.500	01/03/08	19,800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
$10,345,000	3.510%	01/03/08	$10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1+)(a)
3,000,000	3.500	01/03/08	3,000,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(a)
10,384,500	3.500	01/03/08	10,384,500
University of North Carolina VRDN RB for Chapel Hill Hospital Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,800,000	3.740	01/02/08	2,800,000
University of North Carolina VRDN RB ROCS RR-II-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,090,000	3.500	01/03/08	3,090,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	3.420	01/03/08	1,700,000

			$366,293,500

Ohio—0.7%
Cincinnati Water System VRDN RB Putters Series 2007-2345 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$1,595,000	3.510%	01/03/08	$1,595,000
Cincinnatti School District Austin Trust Certificates VRDN COPS Series 2007-157 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
5,285,000	3.500	01/03/08	5,285,000
Columbus City School District GO VRDN Floaters Series 2007-1638 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
29,510,500	3.500	01/03/08	29,510,500
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	3.500	01/03/08	4,360,000
Columbus GO VRDN ROCS-RR-II-R-11293 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,000,000	3.500	01/03/08	6,000,000
Ohio State GO VRDN P-Floats-PT-2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,520,000	3.520	01/03/08	5,520,000
Ohio State GO VRDN Putters Series 2006-1295 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,985,000	3.500	01/03/08	5,985,000
Ohio State GO VRDN Putters Series 2007-2127 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,670,000	3.500	01/03/08	5,670,000
Ohio State GO VRDN Refunding & Improvement Infrastructure Series 2003 D (A-1+/ VMIG1)
1,410,000	3.380	01/02/08	1,410,000
Ohio State University CP Series 2003 E (A1+/P1)
7,800,000	3.500	01/08/08	7,800,000
2,375,000	3.540	01/08/08	2,375,000

			$75,510,500

Oregon—0.6%
Oregon Board of Higher Education Puttable Floating Option GO VRDN Tax-Exempt Receipts P Floats-EC-1015 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$14,630,000	3.600%	01/03/08	$14,630,000
Oregon Board of Higher Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,815,000	3.510	01/03/08	6,815,000
Oregon State GO TANS Series 2007 A (SP-1+/ MIG1)
6,100,000	4.500	06/30/08	6,131,738
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
41,000,000	3.400	01/02/08	41,000,000

			$68,576,738

Pennsylvania—0.8%
Allegheny County University of Pittsburg Medical Center Puttable Floating Option Tax-Exempt Receipts P-Floats-PT 4150 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$24,995,000	3.570%	01/03/08	$24,995,000
Delaware County IDA Airport Facilities VRDN RB for United Parcel Service Project Series 1985 (A-1+)
1,700,000	3.630	01/02/08	1,700,000
Delaware Valley Regional Financial Authority BB&T Municipal Trust VRDN RB Floaters Series 2007-2028 (AMBAC) (Branch Banking & Trust) (VMIG1)(a)
7,850,000	3.520	01/03/08	7,850,000
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/ VMIG1)(a)
12,940,000	3.500	01/03/08	12,940,000
Pennsylvania State GO VRDN Floater Series 2007-2223 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
5,380,000	3.500	01/03/08	5,380,000
Pennsylvania State GO VRDN Floaters Series 2007-1924 (Morgan Stanley SPA) (A-1+)(a)
4,188,000	3.500	01/03/08	4,188,000
Pennsylvania State GO VRDN Floaters Series 2007-2140 (Morgan Stanley Municipal Products SPA) (F1+)(a)
9,250,000	3.480	01/03/08	9,250,000
Pennsylvania State GO VRDN Floaters Series 2007-2235 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
12,885,000	3.500	01/03/08	12,885,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania State GO VRDN ROCS RR-II-R-11158 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$3,005,000	3.500%	01/03/08	$3,005,000
Pennsylvania State GO VRDN ROCS-RR-II-R-11056 (Citibank N.A. SPA) (A-1+)(b)
3,700,000	3.050	03/13/08	3,700,000
Philadelphia Water and Wastewater VRDN RB P-Floats-PT-2729 Series 2005 (FSA) (Merrill Lynch Capital Service SPA) (F1+)(a)
4,880,000	3.660	01/03/08	4,880,000

			$90,773,000

Rhode Island—0.9%
Rhode Island State & Providence Plantations GO TANS Series 2007 (MIG1)
$70,000,000	3.750%	06/30/08	$70,262,269
Rhode Island State Health & Educational Building Corp. VRDN RB Higher Educational Facilities Brown University Series 2001 B (A-1+/ VMIG1)
22,925,000	3.310	01/03/08	22,925,000

			$93,187,269

South Carolina—1.4%
Horry County, SC UBS Municipal CRVS GO VRDN Floaters Series 2007-45 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
$6,600,000	3.500%	01/03/08	$6,600,000
Richland, SC ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2003-29 (FSA) (Bank of America SPA) (VMIG1)(a)
37,515,000	3.490	01/03/08	37,515,000
South Carolina Public Service Authority Eclipse Funding Trust VRDN RB Series 2007-0070 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
10,320,000	3.480	01/03/08	10,320,000
South Carolina State GO Capital Improvement Series 2003 C (AA+/Aaa)
4,555,000	4.000	01/01/08	4,555,000
South Carolina State GO VRDN ROCS RR-II-R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(b)
4,090,000	3.750	01/24/08	4,090,000
South Carolina State P-Floats-PT-423 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)
6,130,000	3.700	01/03/08	6,130,000
South Carolina State Public Service Authority VRDN RB Eagle Series 2007-0099 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.490	01/03/08	10,890,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2007-1901 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
14,750,000	3.500	01/03/08	14,750,000
South Carolina State Public Service Authority VRDN RB ROCS-RR-II-R-12034 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
10,000,000	3.560	01/03/08	10,000,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158-B (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
20,520,000	3.480	01/03/08	20,520,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local SPA) (A-1+/ P-1)
2,000,000	3.200	02/06/08	2,000,000
13,000,000	2.700	04/01/08	13,000,000
University of South Carolina P-Floats-PT-2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,665,000	3.700	01/03/08	5,665,000

			$146,035,000

Tennessee—1.9%
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA)(A1+/P1)
$14,200,000	2.800%	04/08/08	$14,200,000
6,900,000	2.980	04/08/08	6,900,000
4,000,000	2.780	05/08/08	4,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
27,730,000	3.430	01/03/08	27,730,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/ VMIG1)
30,525,000	3.430	01/03/08	30,525,000
Metropolitan Government Nashville County CP Series 2007 (State Street Bank & Trust, California Public Employees Retirement System, and California State Teachers Retirement SPA) (A-1+/P1)
20,000,000	2.950	02/08/08	20,000,000
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2005 A (AA/ Aa2)
4,000,000	5.000	01/01/09	4,077,155
Sevier County Public Building Authority VRDN RB Local Government Public Improvements Knox Country Series 2007 VI-K-1 (DePfa Bank PLC SPA) (VMIG1)
13,100,000	3.820	01/02/08	13,100,000
Shelby County GO VRDN ROCS RR-II-R-10172 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.500	01/03/08	15,000,000
Shelby County Municipal Security Trust VRDN RB Series 2006-7038 for St. Jude Children’s Hospital (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.520	01/03/08	5,000,000
Tennessee State GO Bonds Series 2007 A (AA+/ Aa1)
4,000,000	5.000	10/01/08	4,046,684

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Tennessee State GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/ P-1)
$4,000,000	3.050%	03/13/08	$4,000,000
17,000,000	3.170	03/13/08	17,000,000
Vanderbilt University CP Series 2007 A (A-1+/P1)
15,100,000	3.550	01/07/08	15,100,000
15,000,000	3.500	01/08/08	15,000,000
Wilson County GO VRDN Floats PT-2661 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,365,000	3.700	01/03/08	6,365,000

			$202,043,839

Texas—23.4%
Alamo Community College District Deutsche Bank Spears Lifers Trust Series 2007 DB-406 (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
$6,055,000	3.560%	01/03/08	$6,055,000
Aldine ISD GO VRDN ROCS-RR-II-R 912 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
5,685,000	3.500	01/03/08	5,685,000
Alief ISD P-Floats-PT-2767 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,490,000	3.700	01/03/08	7,490,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,446,000	3.490	01/03/08	15,446,000
Alvin ISD Munitops II Trust GO VRDN Certificate Series 2007-27 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
22,670,000	3.490	01/03/08	22,670,000
Austin ISD Austin Trust Certificates GO VRDN Series 2007-167 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
6,265,000	3.500	01/03/08	6,265,000
Austin ISD CP Series 2007 A (Bank of America N.A. LOC) (A1+/P1)
22,500,000	2.900	02/06/08	22,500,000
Austin Water ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2000-10 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
6,630,000	3.500	01/03/08	6,630,000
Bastrop ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America SPA) (VMIG1)(a)
15,640,000	3.490	01/03/08	15,640,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(b)
11,000,000	3.200	06/12/08	11,000,000
Bexar County GO VRDN Putters Series 2007-2078 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
6,380,000	3.510	01/03/08	6,380,000
Brownsville ISD GO VRDN MERLOTs Series 2007-D79 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,815,000	3.500	01/02/08	3,815,000
Bryan ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-16 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
14,065,000	3.490	01/03/08	14,065,000
Cedar Hill ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2005-19 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,835,000	3.490	01/03/08	15,835,000
City of Dallas Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-259 (Deutsche Bank A.G. SPA) (A-1+)(a)
11,870,000	3.490	01/03/08	11,870,000
City of Houston CP Series D (DePfa Bank PLC SPA) (A-1+/P1)
6,750,000	2.800	02/05/08	6,750,000
7,000,000	3.410	02/05/08	7,000,000
19,000,000	3.250	03/10/08	19,000,000
4,600,000	2.750	04/02/08	4,600,000
City of Houston CP Series E (Bank of America N.A. SPA) (A1+/ P1)
32,900,000	3.350	03/11/08	32,900,000
City of Houston CP Series F (DePfa Bank PLC SPA) (A1+/P1)
9,300,000	3.370	02/27/08	9,300,000
City of Houston VRDN P-Floats-PT 969 Series 2004 (MBIA) (DePfa Bank PLC SPA) (F1+)(a)
12,700,000	3.480	01/03/08	12,700,000
Clear Creek ISD GO VRDN Putters Series 2007-2118 Q (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+) (a)
4,480,000	3.510	01/03/08	4,480,000
Collin County GO VRDN Putters Series 2005-765 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,380,000	3.510	01/03/08	5,380,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,755,000	3.560	01/03/08	4,755,000
Crowley ISD GO VRDN ROCS RR II R-10305 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
8,610,000	3.500	01/03/08	8,610,000
Cypress-Fairbanks ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-22 (PSF-GTD) (Bank of America SPA) (VMIG1)(a)
25,995,000	3.490	01/03/08	25,995,000
Cypress-Fairbanks ISD Austin Trust Certificates GO VRDN Series 2007-174 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
9,275,000	3.500	01/03/08	9,275,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-3405 Series 2006 (PSF-GTD) (Danske Bank AG SPA) (F1+) (a)
22,930,000	3.510	01/03/08	22,930,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	3.510	01/03/08	8,660,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Cypress-Fairbanks ISD GO VRDN ROCS RR-II-R-7058 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+)(a)
$12,000,000	3.500%	01/03/08	$12,000,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank AG SPA) (A-1+/P1)
7,500,000	3.450	03/03/08	7,500,000
9,000,000	3.410	03/06/08	9,000,000
23,000,000	3.500	03/06/08	23,000,000
9,400,000	3.350	03/11/08	9,400,000
18,500,000	3.450	07/23/08	18,500,000
Dallas Area Rapid Transit Macon Trust Certificates VRDN RB Series 2007-326 (AMBAC) (Bank of America N.A.) (A-1+)(a)
3,305,000	3.500	01/03/08	3,305,000
Dallas Area Rapid Transit VRDN RB Floaters 2007-Series 2117 (AMBAC) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
18,995,000	3.500	01/03/08	18,995,000
Dallas Area Rapid Transit VRDN RB Floaters Series 2007-2075 (AMBAC) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
29,475,000	3.500	01/03/08	29,475,000
Dallas County Austin Trust Certificates GO VRDN Series 2007-189 (Bank of America N.A. SPA) (A-1+)(a)
9,680,000	3.500	01/03/08	9,680,000
Dallas GO VRDN P-Floats-PT-2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,815,000	3.510	01/03/08	8,815,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-6 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
16,685,000	3.490	01/03/08	16,685,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A SPA) (VMIG1)(a)
25,000,000	3.490	01/03/08	25,000,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
4,995,000	3.500	01/03/08	4,995,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-141 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
5,100,000	3.500	01/03/08	5,100,000
Dallas ISD GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
6,095,000	3.500	01/03/08	6,095,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA)(A1+/ P1)
6,251,000	3.450	03/11/08	6,251,000
9,000,000	2.900	04/23/08	9,000,000
Dallas Water Utilities Austin Trust Certificates VRDN RB Series 2007-136 (AMBAC) (Bank of America N.A. SPA) (A-1+)(a)
16,850,000	3.500	01/03/08	16,850,000
Dallas Waterworks & Sewer Systems Municipal Securities Trust Certificates VRDN RB Series 2007-7053 Class A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
6,665,000	3.520	01/03/08	6,665,000
Del Valley ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-319 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
6,560,000	3.560	01/03/08	6,560,000
Denton County ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-21 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
12,935,000	3.490	01/03/08	12,935,000
Denton County ISD Munitops II Trust VRDN GO Certificate Series 2007-33 (MBIA) (Bank of America N.A. SPA) (F1+)(a)
27,625,000	3.490	01/03/08	27,625,000
Denton ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-30 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	3.490	01/03/08	5,000,000
Denton ISD Municipal Securities Trust Certificates GO VRDN Series 2001-117 A (PSF-GTD) (Bear Stearns Capital Market SPA) (A-1)(a)
15,370,000	3.520	01/03/08	15,370,000
Dickinson ISD GO VRDN Spears Series 2005 DB-146 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
8,365,000	3.490	01/03/08	8,365,000
Dickinson ISD GO VRDN Spears Series 2005 DB-147 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
9,185,000	3.490	01/03/08	9,185,000
Duncanville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-22 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
18,120,000	3.490	01/03/08	18,120,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
20,000,000	3.490	01/03/08	20,000,000
Ector County ISD GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
7,365,000	3.500	01/03/08	7,365,000
El Paso ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-266 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
4,960,000	3.490	01/03/08	4,960,000
El Paso Water & Sewer VRDN RB P-Floats-PT-2676 Series 2005 (FSA) (KBC Bank N.V. SPA) (F1+)(a)
13,075,000	3.510	01/03/08	13,075,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Elgin ISD GO VRDN ROCS RR-II-R-3060 Series 2007 (PSF-GTD) (Citigroup Financial Products) (A-1+) (a)
$5,350,000	3.500%	01/03/08	$5,350,000
Fort Bend ISD GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,320,000	3.500	01/03/08	8,320,000
Frenship ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-265 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,600,000	3.490	01/03/08	5,600,000
Frenship ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (VMIG1)(a)
22,830,000	3.480	01/03/08	22,830,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-31 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
18,530,000	3.490	01/03/08	18,530,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
4,000,000	3.490	01/03/08	4,000,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,770,000	3.510	01/03/08	3,770,000
Frisco ISD GO VRDN ROCS RR II R-11213 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
4,800,000	3.500	01/03/08	4,800,000
Frisco ISD GO VRDN Spears-DB-202 Series 2006 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,000,000	3.490	01/03/08	5,000,000
Garland GO Bonds CP Series 2002 (DePfa Bank PLC SPA) (A-1+)
17,000,000	3.500	02/26/08	17,000,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,235,000	3.480	01/03/08	10,235,000
Grand Prairie ISD GO VRDN ROCS RR-II-R-6096 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+) (a)
5,270,000	3.500	01/03/08	5,270,000
Harlandale ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-22 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
6,300,000	3.490	01/03/08	6,300,000
Harlingen ISD VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
5,550,000	3.560	01/03/08	5,550,000
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+)(a)
13,255,000	3.560	01/03/08	13,255,000
Harris County Metropolitan Transit Authority CP Series 2007 A (DePfa Bank PLC LOC)(A1+)
7,000,000	3.300	01/08/08	7,000,000
38,000,000	3.350	01/10/08	38,000,000
5,000,000	3.420	01/17/08	5,000,000
Harris County Municipal Securities Trust Certificates GO VRDN Series 2006-280 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
4,985,000	3.520	01/03/08	4,985,000
Harris County Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-445 (MBIA) (Bayerische Landesbank SPA) (F1+)(a)
5,275,000	3.480	01/03/08	5,275,000
Harris County VRDN RB Eagle Series 2007-0078 (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(a)
9,600,000	3.490	01/03/08	9,600,000
Harris County VRDN RB Floaters Series 2007-2068 (FSA) (Morgan Stanley Municipal Products) (F1+) (a)
3,190,000	3.500	01/03/08	3,190,000
Harris County VRDN RB Floaters Series 2007-2069 (FSA) (Morgan Stanley Municipal Products) (F1+) (a)
6,190,000	3.500	01/03/08	6,190,000
Harris County, TX Austin Trust Certificates GO VRDN Series 2007-2013 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
8,885,000	3.500	01/03/08	8,885,000
Houston Airport CP Series 2007 (Dexia Credit Local LOC) (A-1+/P1)
2,750,000	2.900	04/02/08	2,750,000
Houston Airport System VRDN RB ROCS RR II R-12046 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
13,200,000	3.560	01/03/08	13,200,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
10,110,000	3.500	01/03/08	10,110,000
Houston GO VRDN ROCS RR-II-R-9136 Series 2007 (FSA) (Citigroup Financial Products LOC) (A-1+) (a)
11,365,000	3.500	01/03/08	11,365,000
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-1915 (Morgan Stanley SPA) (A-1+)(a)
9,202,500	3.500	01/03/08	9,202,500
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
9,560,000	3.450	03/18/08	9,560,000
Houston Higher Education Finance Corp. VRDN RB ROCS-RR-II-R-11066 (Citibank N.A. SPA) (A-1+)(b)
4,595,000	3.050	03/13/08	4,595,000
Houston ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-35 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,995,000	3.490	01/03/08	9,995,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-262 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
$10,360,000	3.490%	01/03/08	$10,360,000
Houston ISD GO VRDN Floater-Series 2005-1231(PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
5,040,000	3.500	01/03/08	5,040,000
Houston ISD GO VRDN ROCS RR-II-R-408 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,825,000	3.500	01/03/08	7,825,000
Houston ISD Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
3,960,000	3.490	01/03/08	3,960,000
Houston Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+)(a)
9,000,000	3.480	01/03/08	9,000,000
Houston Utilities System Eclipse Funding Trust VRDN RB Series 2006-0070 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
26,490,000	3.480	01/03/08	26,490,000
Houston Utilities System Eclipse Funding Trust VRDN RB Solar Eclipse Series 2007-0099 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,165,000	3.480	01/03/08	5,165,000
Houston Utilities System VRDN RB Eagle Series 2007-0086 A (FSA) (DZ Bank SPA) (A-1)(a)
24,550,000	3.490	01/03/08	24,550,000
Houston Utilities System VRDN RB Putters Series 2007-2274 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,320,000	3.500	01/03/08	10,320,000
Houston Utilities System VRDN RB ROCS RR II R-10282 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
4,950,000	3.500	01/03/08	4,950,000
Houston Water & Sewer CP Series 2007 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
18,000,000	3.550	02/07/08	18,000,000
8,000,000	3.450	03/13/08	8,000,000
Houston Water & Sewer System VRDN RB ROCS RR-II-R-10175 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
20,000,000	3.500	01/03/08	20,000,000
Houston, TX Austin Trust Certificates VRDN RB Series 2007-164 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
8,991,000	3.500	01/03/08	8,991,000
Humble ISD GO VRDN Putters Series 2007-2349 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,200,000	3.510	01/03/08	3,200,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
29,115,000	3.490	01/03/08	29,115,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	3.480	01/03/08	8,900,000
Jusdon ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-36 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
17,915,000	3.490	01/03/08	17,915,000
Jusdon ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
3,950,000	3.450	01/03/08	3,950,000
Katy ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-62 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
5,000,000	3.490	01/03/08	5,000,000
Katy ISD Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
12,000,000	3.500	01/03/08	12,000,000
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
5,985,000	3.500	01/03/08	5,985,000
Keller ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
22,445,000	3.490	01/03/08	22,445,000
Keller ISD GO VRDN ROCS-RR-II-R-7048 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,695,000	3.500	01/03/08	4,695,000
Keller ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4096 Series 2007 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
10,250,000	3.590	01/03/08	10,250,000
Klein ISD Lehman Municipal Trust Receipts GO VRDN Series 2007-K1 D (PSF-GTD) (Lehman Brothers SPA) (VMIG1)(a)
6,210,000	3.590	01/02/08	6,210,000
La Vernia Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (VMIG1)(b)
10,020,000	3.200	06/12/08	10,020,000
Lamar Consolidated ISD GO VRDN ROCS RR-II-R-10276 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
5,120,000	3.500	01/03/08	5,120,000
Lewisville ISD Austin Trust Certificates GO VRDN Series 2007-139 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
4,775,000	3.500	01/03/08	4,775,000
Lewisville ISD GO VRDN P-Float PT-2091 Series 2004 (PSD-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,920,000	3.590	01/03/08	3,920,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Lower Colorado River Authority Municipal Securities Trust Certificates VRDN RB Series 2003-9056 A (FSA) (Bear Stearns Capital Markets SPA) (A-1)(a)
$10,990,000	3.520%	01/03/08	$10,990,000
Manor Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,215,000	3.480	01/03/08	10,215,000
Mansfield ISD GO VRDN MERLOTs Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,560,000	3.500	01/02/08	14,560,000
Mansfield ISD GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,575,000	3.490	01/03/08	5,575,000
North East ISD ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2000-13 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
8,500,000	3.490	01/03/08	8,500,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,200,000	3.480	01/03/08	4,200,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Agentaria SPA) (A-1+)(a)
8,935,000	3.490	01/03/08	8,935,000
North East ISD GO VRDN MERLOTs Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(b)
16,985,000	3.80	02/13/08	16,985,000
North East ISD GO VRDN Putters Series 2007-2269 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1) (a)
2,600,000	3.500	01/03/08	2,600,000
North East ISD Municipal Securities Trust Certificates GO VRDN Series 2007-305 A (PSF-GTD) (Bear Stearns Capital Markets) (VMIG1)(a)
4,675,000	3.520	01/03/08	4,675,000
North Texas Tollway CP Series A (Bank of America N.A. LOC) (A-1+/P1)
15,000,000	3.350	01/23/08	15,000,000
North West ISD GO VRDN MERLOTs Series 2007-D80 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,160,000	3.500	01/02/08	2,160,000
Northside ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-23 (PSF-GTD) (Bank of America SPA) (F1+)(a)
5,000,000	3.490	01/03/08	5,000,000
Northside ISD GO VRDN Floater Series 2005-1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	3.500	01/03/08	4,017,500
Northside ISD GO VRDN MERLOTs Series 2007-BR03 (PSF-GTD) (Wachovia Bank. N.A. SPA) (A-1+)(a)
3,000,000	3.500	01/02/08	3,000,000
Northside ISD GO VRDN ROCS-RR-II-R-6071 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
4,380,000	3.500	01/03/08	4,380,000
Pasadena ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-57 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
10,690,000	3.490	01/03/08	10,690,000
Pearland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-01 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
7,300,000	3.490	01/03/08	7,300,000
Pearland Texas Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-MT-463 Series 2007 (FSA) (Bayerische Hypo-Unde SPA) (F1+)(a)
12,125,000	3.510	01/03/08	12,125,000
Pecos-Barstow Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4310 Series 2007 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,655,000	3.700	01/03/08	6,655,000
Pflugerville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-17 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,460,000	3.490	01/03/08	9,460,000
Pflugerville ISD GO VRDN P-Floats-PT 2763 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,685,000	3.700	01/03/08	5,685,000
Pflugerville ISD GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(b)
7,871,500	3.750	03/06/08	7,871,500
Pleasant Grove ISD Austin Trust Certificates GO VRDN Series 2007-2005 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
7,854,000	3.490	01/03/08	7,854,000
Pleasant Grove ISD Austin Trust Certificates GO VRDN Series 2007-2022 (PSF-GTD) (Bank of America N.A. LOC) (VMIG1)(a)
7,890,000	3.500	01/03/08	7,890,000
Red Oak ISD GO VRDN ROCS RR-II-R-7540 Series 2007 (PSF-GTD) (Citigroup Inc. SPA) (VMIG1)(a)
6,325,000	3.500	01/03/08	6,325,000
San Antonio Electric & Gas Lehman Municipal Trust Receipts Floater Trust Series 2007 K105W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,775,000	3.550	01/02/08	10,775,000
San Antonio Electric & Gas Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-452 (KBC Bank N.A. SPA) (F1+)(a)
6,800,000	3.480	01/03/08	6,800,000
San Antonio Electric & Gas Systems CP Series 2007 (Bank of America N.A. and State Street Bank & Trust SPA) (A-1+/P1)
14,000,000	3.370	02/13/08	14,000,000
San Antonio Electric & Gas VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,420,000	3.610	01/03/08	7,420,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas VRDN RB ROCS RR-II-R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1) (a)
$5,125,000	3.500%	01/03/08	$5,125,000
San Antonio Gas & Electric CP Series 2007 (Bank of American N.A. and State Street Bank & Trust SPA) (A-1+/P1)
8,400,000	3.380	02/13/08	8,400,000
San Antonio GO VRDN MERLOTs Series 2007-D-71 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,000,000	3.500	01/03/08	3,000,000
San Antonio GO VRDN P-Floats-PT-2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,970,000	3.590	01/03/08	10,970,000
San Antonio Water Revenue VRDN MERLOTs Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	3.500	01/02/08	17,420,000
Sharyland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-54 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,940,000	3.490	01/03/08	9,940,000
Socorro ISD GO VRDN Putters Series 2007-2328T (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)
6,800,000	3.500	01/03/08	6,800,000
South San Antonio ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
21,075,000	3.480	01/03/08	21,075,000
Spring ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-274 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
10,185,000	3.490	01/03/08	10,185,000
Texas A&M University CP Series 2002-B (A-1+/P-1)
6,400,000	3.540	01/10/08	6,400,000
Texas A&M University CP Series B (A-1+/ P-1)
30,000,000	3.200	02/07/08	30,000,000
Texas A&M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,385,000	3.510	01/03/08	5,385,000
Texas Municipal Power Agency CP Series 2002 (Bayerische Landesbank) (A-1+)
7,000,000	3.270	02/05/08	7,000,000
Texas State GO Bonds Public Finance Authority Series 2007 (AA/ Aa1)
5,275,000	4.000	10/01/08	5,308,051
Texas State GO TRANS Series 2007 (SP-1+/ MIG1)
83,385,000	4.500	08/28/08	83,857,805
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.510	01/03/08	10,000,000
Texas State GO VRDN Eagle Series 2007-0082 A (Bayerische Landesbank SPA) (A-1)(a)
5,000,000	3.490	01/03/08	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	3.500	01/03/08	8,685,000
Texas State GO VRDN Floater Series 2007-1871 (Morgan Stanley SPA) (F1+)(a)
8,395,000	3.500	01/03/08	8,395,000
Texas State GO VRDN Floaters Series 2007-1903 (Depfa Bank PLC SPA) (F1+)(a)
9,605,500	3.500	01/03/08	9,605,500
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(b)
7,270,000	3.450	03/13/08	7,270,000
Texas State GO VRDN Floaters Series 2007-2204 (Morgan Stanley Municipal Products SPA) (VMIG1) (a)
1,740,000	3.500	01/03/08	1,740,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+) (a)
9,390,000	3.500	01/03/08	9,390,000
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
6,980,000	3.800	03/06/08	6,980,000
Texas State GO VRDN P-Floats-PT-3483 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,220,000	3.510	01/03/08	2,220,000
Texas State GO VRDN Putters Series 2006-1215 (JPMorgan Chase & Co. SPA) (F1+)(a)
8,885,000	3.510	01/03/08	8,885,000
Texas State GO VRDN Putters Series 2006-1361 (JPMorgan Chase & Co. SPA) (A-1+)(a)
17,300,000	3.500	01/03/08	17,300,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,915,000	3.500	01/03/08	9,915,000
Texas State GO VRDN ROCS-RR-II-R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,220,000	3.500	01/03/08	6,220,000
Texas State GO VRDN Series 2006-114 (Bank of America N.A. SPA) (VMIG1)(a)
10,920,000	3.500	01/03/08	10,920,000
Texas State Public Finance Authority CP Series 2002 (A-1+/ P-1)
13,800,000	3.420	02/07/08	13,800,000
21,000,000	3.020	03/05/08	21,000,000
11,200,000	2.700	04/01/08	11,200,000
13,900,000	3.200	04/03/08	13,900,000
Texas State Transportation Commision Trust Certificates VRDN RB Series 2006-7026 (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.520	01/03/08	5,000,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	3.490	01/03/08	27,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State Transportation Commission Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$980,000	3.600%	01/03/08	$980,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products) (A-1+)(a)
16,169,500	3.500	01/03/08	16,169,500
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,495,000	3.510	01/03/08	9,495,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	3.510	01/03/08	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2218 (JPMorgan Chase & Co. SPA) (A-1+)(a)
45,515,000	3.500	01/03/08	45,515,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2247 (JPMorgan Chase & Co. SPA) (A-1+)(a)
41,500,000	3.500	01/03/08	41,500,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2393 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,400,000	3.500	01/03/08	4,400,000
Texas State Transportation Commission VRDN RB ROCS RR-II-R-11129 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,830,000	3.500	01/03/08	9,830,000
Texas State Transportation Commission VRDN RB ROCS RR-II-R-12011 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	3.500	01/03/08	6,100,000
Texas State Transportation Commission VRDN RB ROCS-RR-II-R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.500	01/03/08	12,000,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(a)
14,500,000	3.480	01/03/08	14,500,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-302A (Bear Stearns Capital Markets SPA) (VMIG1)(a)
6,960,000	3.520	01/03/08	6,960,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets SPA) (VMIG1)(a)
5,985,000	3.520	01/03/08	5,985,000
Texas Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4241 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	3.590	01/03/08	5,000,000
Texas Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4450 Series 2007 (Merrill Lynch International SPA) (A-1)(a)
5,305,000	3.590	01/03/08	5,305,000
Texas Transportation Commission VRDN RB ROCS RR-II-R 7047 Series 2006 (Citigroup Financial Products SPA) (A-1+)(a)
10,325,000	3.500	01/03/08	10,325,000
Texas Transportation Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-256 (Deutsche Bank A.G. SPA) (A-1+)(a)
7,930,000	3.490	01/03/08	7,930,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
10,675,000	3.500	01/03/08	10,675,000
Texas Water Development Board Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K26 Reg. D (Lehman Brothers SPA) (VMIG1)(a)
14,500,000	3.540	01/02/08	14,500,000
Tyler Water & Sewer Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2005-20 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
8,735,000	3.490	01/03/08	8,735,000
University of Texas CP Series 2007 (A1+/P1)
18,500,000	3.600	01/07/08	18,500,000
9,200,000	3.500	01/22/08	9,200,000
15,105,000	3.050	04/09/08	15,105,000
13,000,000	3.150	04/09/08	13,000,000
6,000,000	3.250	04/09/08	6,000,000
14,000,000	3.300	04/09/08	14,000,000
18,600,000	3.370	04/15/08	18,600,000
23,000,000	3.100	04/15/08	23,000,000
20,000,000	2.750	06/06/08	20,000,000
10,800,000	2.850	06/06/08	10,800,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2007-K60W Reg. D (Lehman Brothers SPA) (VMIG1)(a)
14,570,000	3.540	01/02/08	14,570,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-P53U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/VMIG1)(a)
23,000,000	3.540	01/02/08	23,000,000
University of Texas Permanent University Fund RB Series 1997 (AAA/ Aaa)
6,000,000	5.250	07/01/08	6,044,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II-R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.500	01/03/08	4,000,000
University of Texas Permanent University Fund VRDN RB Putters Series 2007-2002 (Natexis Banques SPA Financial Products) (A-1+)(a)
5,480,000	3.460	01/03/08	5,480,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
University of Texas VRDN RB Floaters Series 2007-2112 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
$5,925,000	3.500%	01/03/08	$5,925,000
University of Texas VRDN RB MERLOTs-E08 Series 2007 (Bank of New York N.A. SPA) (A-1+)(a)
10,470,000	3.500	01/02/08	10,470,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
11,130,000	3.500	01/03/08	11,130,000

			$2,519,073,356

Utah—1.4%
Jordan County School District GO Bonds Series 2007 (AAA/Aaa)
$11,625,000	4.000%	06/15/08	$11,654,291
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
8,500,000	3.700	01/02/08	8,500,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
49,500,000	3.480	01/03/08	49,500,000
Salt Lake County Sales Tax VRDN RB P-Floats-PT-2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
7,905,000	3.800	03/06/08	7,905,000
Utah Transit Authority Municipal Security Trust Certificates VRDN RB Series 2007-339 Class A (MBIA) (Bear Stearns & Co. SPA) (VMIG1)(a)
10,895,000	3.750	01/02/08	10,895,000
Utah Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4322 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,210,000	3.510	01/03/08	5,210,000
Utah Transit Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PT-4173 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
4,995,000	3.510	01/03/08	4,995,000
Utah Transit Authority VRDN RB Sales Tax MERLOTs Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
29,225,000	3.500	01/02/08	29,225,000
Washington County Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-370 (Deutsche Bank A.G. SPA) (F1+)(a)
7,720,000	3.490	01/03/08	7,720,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/ VMIG1)
10,000,000	3.700	01/02/08	10,000,000

			$145,604,291

Vermont(a)—0.1%
Vermont Education & Health Buildings Middlebury College VRDN RB Floater Series 2007-1913 (Morgan Stanley SPA) (A-1+)
$6,896,000	3.500%	01/03/08	$6,896,000

Virginia—0.6%
Fairfax County IDA VRDN RB Health Care for Inova Health System Series 2000 (A-1+/ VMIG1)
$3,335,000	3.350%	01/02/08	$3,335,000
Fairfax County Water Authority VRDN RB P-Floats-PZ-208 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,130,000	3.700	01/03/08	4,130,000
Richmond GO VRDN P-Floats-PT 1601 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
13,055,000	3.540	01/03/08	13,055,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	3.510	01/03/08	12,200,000
Upper Occoquan Sewer Authority VRDN RB Floater Series 2007-2262 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
7,620,000	3.500	01/03/08	7,620,000
Virginia College Building Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1167 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,040,000	3.570	01/03/08	4,040,000
Virginia State GO Bonds Series 2006 B (AAA/aaa)
3,000,000	5.000	06/01/08	3,018,826
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/ Aa1)
4,415,000	5.000	08/01/08	4,453,769
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/ Aa1)
6,100,000	5.000	08/01/08	6,153,552
Virginia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC 1065 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
795,000	3.570	01/03/08	795,000
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II-R-11010 (Citibank N.A. SPA) (VMIG1)(a)
8,860,000	3.500	01/03/08	8,860,000

			$67,661,147

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington—4.3%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax VRDN RB Floaters Series 2007-2217 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
$5,855,000	3.500%	01/03/08	$5,855,000
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax VRDN RB MERLOTs Series 2007-D76 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,900,000	3.500	01/02/08	4,900,000
Clark County School District No. 119 Battleground GO VRDN Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G. SPA) (F1+)(a)
5,355,000	3.560	01/03/08	5,355,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
7,995,000	3.510	01/03/08	7,995,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
14,615,000	3.500	01/03/08	14,615,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1007 Revenue Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
13,510,000	3.600	01/03/08	13,510,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
14,995,000	3.510	01/03/08	14,995,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AA-/ Aaa)
5,455,000	5.250	07/01/08	5,494,738
Energy Northwest Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
8,915,000	3.510	01/03/08	8,915,000
Grant County Public Utility District No. 2 Electric VRDN RB ROCS RR II R-12160 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)(a)
8,225,000	3.560	01/03/08	8,225,000
King County CP Series 2007 A (Bayerische Landesbank SPA) (A-1/P1)
17,000,000	3.100	04/03/08	17,000,000
King County Eclipse Funding Trust VRDN RB Series 2006-0077 (FSA) (U.S. Bank N.A. SPA) (A-1+) (a)
15,310,000	3.480	01/03/08	15,310,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,465,000	3.510	01/03/08	9,465,000
King County School District No. 401 Highline GO VRDN Putters Series 2007-2356 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,105,000	3.510	01/03/08	9,105,000
King County Sewer System VRDN RB ROCS RR-II-R-10279 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
12,580,000	3.500	01/03/08	12,580,000
Kitsap County GO VRDN P-Floats-PT 2818 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,200,000	3.700	01/03/08	5,200,000
Port of Seattle Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.) (F1+)(a)
10,000,000	3.480	01/03/08	10,000,000
Port of Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1+)(a)
28,150,000	3.500	01/03/08	28,150,000
Seattle GO VRDN Floater Certificates Series 2000-348 (Morgan Stanley Dean Witter SPA) (VMIG1) (a)
2,700,000	3.500	01/03/08	2,700,000
Seattle Solid Waste Management VRDN RB Floaters Series 2007-2202 (MBIA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
4,390,000	3.500	01/03/08	4,390,000
Seattle Water Systems Eclipse Funding Trust VRDN RB Series 2006-2 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,700,000	3.820	06/19/08	6,700,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+) (a)
6,765,000	3.560	01/03/08	6,765,000
Seattle, WA Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
6,485,000	3.520	01/03/08	6,485,000
UBS Municipal CRVS VRDN RB Floaters Relating to Energy Northwest Series 2007-19 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
8,000,000	3.500	01/03/08	8,000,000
University of Washington Austin Trust VRDN RB Certificates Series 2007-1016 (AMBAC) (Bank of America Co. SPA) (A-1+)(a)
6,665,000	3.500	01/03/08	6,665,000
University of Washington VRDN RB Floats-PT-2837 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
7,980,000	3.700	01/03/08	7,980,000
Washington Eclipse Funding Trust GO VRDN Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(b)
22,265,000	3.800	07/10/08	22,265,000
Washington Spears Energy Northwest Electric VRDN RB Series 2004 DB-100 (MBIA) (Deutsche Bank N.A SPA) (A-1+)(a)
5,405,000	3.560	01/03/08	5,405,000
Washington State GO VRDN Floater Series 2003 PA-1111 (Merrill Lynch Capital Services SPA) (A-1+) (a)
2,090,000	3.700	01/03/08	2,090,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(a)
$3,000,000	3.500%	01/03/08	$3,000,000
Washington State GO VRDN Floaters Series 2005-1095 (AMBAC) (Morgan Stanley Municipal Products SPA) (F1+)(a)
4,092,000	3.500	01/03/08	4,092,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
9,966,000	3.500	01/03/08	9,966,000
Washington State GO VRDN MERLOTs Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
18,175,000	3.500	01/02/08	18,175,000
Washington State GO VRDN MERLOTs Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,715,000	3.500	01/02/08	8,715,000
Washington State GO VRDN Putters Series 2007-2212 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,600,000	3.500	01/03/08	6,600,000
Washington State GO VRDN ROCS RR II R-12002 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
9,500,000	3.500	01/03/08	9,500,000
Washington State GO VRDN ROCS RR II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
15,600,000	3.560	01/03/08	15,600,000
Washington State GO VRDN ROCS RR II R-8068 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
10,305,000	3.500	01/03/08	10,305,000
Washington State GO VRDN ROCS RR-II-R-11298 Series 2007 (FSA) (Citibank Global Markets SPA) (A-1+)(a)
3,400,000	3.500	01/03/08	3,400,000
Washington State GO VRDN ROCS RR-II-R-12100 Series 2007 (FSA) (Citgroup Financial Products SPA) (A-1+)(a)
22,825,000	3.540	01/03/08	22,825,000
Washington State GO VRDN ROCS RR-II-R-12164 Series 2007 (FSA) (Bank of New York SPA) (A-1+/ VMIG1)(a)
9,450,000	3.560	01/03/08	9,450,000
Washington State GO VRDN ROCS RR-II-R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
4,800,000	3.510	01/03/08	4,800,000
Washington State GO VRDN ROCS RR-II-R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
6,075,000	3.510	01/03/08	6,075,000
Washington State GO VRDN ROCS RR-II-R-8069 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
5,615,000	3.500	01/03/08	5,615,000
Washington State GO VRDN ROCS-RR-II-R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
17,025,000	3.560	01/03/08	17,025,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	3.430	01/02/08	1,000,000
Washington State Lehman Municipal Trust Receipts Series 2007-K106W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,245,000	3.550	01/02/08	10,245,000
Washington State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4771 Series 2007 (MBIA) (Merrill Lynch International SPA) (F1)(a)
8,335,000	3.590	01/03/08	8,335,000
Washington State UBS Municipal CRVS GO VRDN Floaters Series 2007-38 (BNP Paribas SPA) (A-1+)(a)
6,900,000	3.500	01/03/08	6,900,000
Washington State UBS Municipal CRVS VRDN RB Floaters Series 2007-33 (BNP Paribas SPA) (A-1+)(a)
8,400,000	3.500	01/03/08	8,400,000

			$466,137,738

West Virginia—0.0%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/ P-1)
$2,500,000	3.750%	01/02/08	$2,500,000

Wisconsin—0.7%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
$16,475,000	3.510%	01/03/08	$16,475,000
State of Wisconsin CP Series 2006 A (State Street Bank & Trust and California State Teachers Retirement SPA) (A-1+/P1)
9,200,000	3.550	01/14/08	9,200,000
Wisconsin State Clean Water Municipal Security Trust Certificates VRDN RB Series 2007-335 (Bear Stearns Capital Markets) (VMIG1)(a)
6,490,000	3.520	01/03/08	6,490,000
Wisconsin State GO VRDN MERLOTs Series 2007-D18 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
9,800,000	3.500	01/02/08	9,800,000
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
16,500,000	4.500	06/16/08	16,555,189
Wisconsin State Transportation Board VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Nederland SPA) (F1+)(a)
7,563,500	3.490	01/03/08	7,563,500
Wisconsin State Transportation VRDN RB ROCS-RR-II-R-10095 Series 2007 (Citibank N.A. SPA) (A-1+) (a)
13,735,000	3.500	01/03/08	13,735,000

			$79,818,689

Wyoming—0.1%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$8,960,000	3.500%	01/02/08	$8,960,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Territories(a)—10.3%
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1683P (MBIA, FSA, FGIC, AMBAC and CIFG) (JPMorgan Chase & Co. SPA) (F1+)
$145,980,000	3.570%	01/03/08	$145,980,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA, FGIC, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
233,932,000	3.600	01/03/08	233,932,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC, FGIC, FSA, CIFG and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
58,945,000	3.570	01/03/08	58,945,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (AMBAC, FSA, PSF-GTD and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
65,350,000	3.570	01/03/08	65,350,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, FSA and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
35,155,000	3.570	01/03/08	35,155,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-2382P (FSA, MBIA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
170,020,000	3.590	01/03/08	170,020,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-2383P (MBIA, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
98,450,000	3.590	01/03/08	98,450,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1)
170,960,000	3.620	01/03/08	170,960,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
53,675,000	3.620	01/03/08	53,675,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
33,935,000	3.620	01/03/08	33,935,000
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (MBIA, FSA, AMBAC, and FGIC) (BNP Paribas SPA) (A-1+)
37,380,000	3.520	01/03/08	37,380,000
Wachovia Bank Bruts VRDN RB MERLOTs Series 2007-ON2 (MBIA) (Wachovia Bank N.A. SPA) (F1+)
2,505,000	3.660	01/03/08	2,505,000

			$1,106,287,000

Total Investments—102.2%			$11,010,813,842

Liabilities in Excess of Other Assets—(2.2)%			(241,531,598)

Net Assets—100.0%			$10,769,282,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2007, these securities amounted to $7,321,603,000 or approximately 68.0% of net assets.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $221,891,500 or approximately 2.1% of net assets.
(c)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/ Moody’s Investor Service/ Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2007

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guarantee
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CRVS	—	Custodial Residual and Variable Securities
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Funds
December 31, 2007
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I—At December 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Prime Obligations	$55,000,000

Money Market	23,000,000

Treasury Obligations	8,268,900,000

Government	10,000,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	1.50%	01/02/08	$1,000,083,333

Banc of America Securities LLC	300,000,000	1.00	01/02/08	300,016,667

Barclays Capital PLC	500,000,000	1.75	01/02/08	500,048,611

Bear Stearns & Co., Inc.	1,000,000,000	2.00	01/02/08	1,000,111,111

Deutsche Bank Securities, Inc.	1,650,000,000	1.50	01/02/08	1,650,137,500

Greenwich Capital Markets	1,000,000,000	1.50	01/02/08	1,000,083,333

JPMorgan Securities, Inc.	1,500,000,000	1.50	01/02/08	1,500,125,000

Lehman Brothers Holdings, Inc.	250,000,000	0.75	01/02/08	250,010,417

Lehman Brothers Holdings, Inc.	1,000,000,000	1.25	01/02/08	1,000,069,444

Merrill Lynch & Co., Inc.	500,000,000	1.00	01/02/08	500,027,778

TOTAL				$8,700,713,194

At December 31, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 01/03/08 to 06/19/08; U.S. Treasury Bonds, 3.875% to 9.875%, due 11/15/15 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 01/15/08 to 08/15/22; U.S. Treasury Notes, 0.875% to 6.000%, due 01/15/08 to 02/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.750%, due 01/15/08 to 08/15/17. The aggregate market value of the collateral, including accrued interest, was $8,874,009,258.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II—At December 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Prime Obligations	$11,702,100,000

Money Market	5,640,600,000

Government	817,300,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$4,000,000,000	4.85%	01/02/08	$4,001,077,778

Banc of America Securities LLC	2,000,000,000	4.50	01/02/08	2,000,500,000

Barclays Capital PLC	2,700,000,000	4.65	01/02/08	2,700,697,500

Citigroup Global Markets, Inc.	2,500,000,000	5.00	01/02/08	2,500,694,444

Deutsche Bank Securities, Inc.	6,550,000,000	4.75	01/02/08	6,551,728,472

Greenwich Capital Markets	1,000,000,000	4.75	01/02/08	1,000,263,889

Merrill Lynch & Co., Inc.	750,000,000	4.50	01/02/08	750,187,500

UBS Securities LLC	905,500,000	4.65	01/02/08	905,733,921

TOTAL				$20,410,883,504

At December 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.625% to 6.900%, due 01/10/08 to 09/22/17; Federal Home Loan Bank, 4.400% to 5.250%, due 07/28/08 to 09/12/14; Federal Home Loan Mortgage Association, 2.750% to 11.500%, due 01/03/08 to 12/01/47; Federal National Mortgage Association, 2.500% to 8.000%, due 01/15/08 to 12/01/47 and U.S. Treasury Bill, 0.000%, due 06/12/08. The aggregate market value of the collateral, including accrued interest, was $20,869,068,650.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
December 31, 2007

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost—unaffiliated issuers	$34,397,002,965	$18,216,388,011
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	11,757,100,000	5,663,600,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	300,000,000	200,000,000
Cash	—	—
Receivables:
Interest	71,429,917	72,135,435
Fund shares sold	656,355	20,921,924
Investment securities sold	—	—
Reimbursement from investment adviser	—	—
Other assets	—	25,797

Total assets	$46,526,189,237	$24,173,071,167

Liabilities:
Due to custodian	4,211,198	2,325,780
Payables:
Investment securities purchased	—	—
Dividend distribution	109,940,398	35,575,684
Amounts owed to affiliates	6,584,877	3,358,119
Fund shares repurchased	6,237,749	8,581,037
Accrued expenses and other liabilities	3,511,232	1,317,642

Total liabilities	130,485,454	51,158,262

Net Assets:
Paid-in capital	46,395,710,017	24,121,921,632
Undistributed net investment income	1,147,560	173,596
Accumulated net realized gain (loss) on investment transactions	(1,153,794)	(182,323)

Net assets	$46,395,703,783	$24,121,912,905

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$36,224,152,931	$22,000,122,674
FST Select Shares	267,149,860	82,831,797
FST Preferred Shares	1,154,660,360	161,634,977
FST Capital Shares	787,304,670	54,021,746
FST Administration Shares	5,865,429,839	1,175,106,233
FST Service Shares	2,097,006,123	648,195,478

Shares outstanding:
FST Shares	36,224,152,929	22,000,123,696
FST Select Shares	267,149,860	82,831,797
FST Preferred Shares	1,154,660,360	161,634,977
FST Capital Shares	787,304,670	54,021,746
FST Administration Shares	5,865,429,839	1,175,105,233
FST Service Shares	2,097,006,123	648,195,478

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	46,395,703,781	24,121,912,927

The accompanying notes are an integral part of these financial statements.

	Treasury			Tax-Free
Treasury	Instruments	Government	Federal	Money Market
Obligations	Fund	Fund	Fund	Fund

$3,393,982,399	$11,749,965,411	$7,188,745,066	$16,885,894,024	$11,010,813,842
13,811,400,000	—	6,477,300,000	—	—
—	—	—	—	—
87,957	52,137	—	75,313	—

59,594,839	28,809,370	72,286,863	56,742,270	81,617,783
45,863	430	354,620	—	5,690,763
—	—	—	—	290,883
12,310	98,123	86,570	—	44,528
—	5,031	5,097	226	—

$17,265,123,368	$11,778,930,502	$13,738,778,216	$16,942,711,833	$11,098,457,799

—	—	3,787,372	—	243,965

—	—	—	—	312,856,201
17,112,855	13,228,950	32,991,416	8,683,853	12,349,226
3,059,322	1,905,365	2,408,203	2,465,284	1,657,776
—	27,771	589,284	46,141	1,257,659
2,118,345	1,022,870	1,283,754	988,417	810,728

22,290,522	16,184,956	41,060,029	12,183,695	329,175,555

17,241,224,589	11,761,647,842	13,697,723,651	16,930,189,952	10,768,506,077
1,608,257	1,097,704	974,666	338,186	—
—	—	(980,130)	—	776,167

$17,242,832,846	$11,762,745,546	$13,697,718,187	$16,930,528,138	$10,769,282,244

$1.00	$1.00	$1.00	$1.00	$1.00

$11,652,689,460	$9,282,485,996	$9,944,020,420	$15,074,710,746	$9,069,557,935
25,541	29,548,116	438,263,532	1,297	71,394,650
646,791,448	219,365,100	666,779,304	315,256,232	220,538,511
318,665,435	20,939,097	354,686,494	7,941,339	317,741,540
2,787,538,449	1,552,155,363	1,886,834,066	586,404,855	757,798,363
1,837,122,513	658,251,874	407,134,371	946,213,669	332,251,245

11,651,603,125	9,281,619,853	9,944,020,420	15,074,409,657	9,068,861,387
25,538	29,545,363	438,263,532	1,297	71,389,197
646,731,058	219,344,603	666,779,304	315,249,937	220,521,568
318,635,699	20,937,144	354,686,494	7,941,180	317,717,120
2,787,278,006	1,552,010,427	1,886,834,066	586,393,129	757,740,137
1,836,951,163	658,190,452	407,134,371	946,194,752	332,225,714

17,241,224,589	11,761,647,842	13,697,718,187	16,930,189,952	10,768,455,123

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Year Ended December 31, 2007

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest income—from unaffiliated issuers	$1,911,067,566	$970,928,692
Interest income—from affiliated issuers	17,159,428	8,902,794

Total investment income	1,928,226,994	979,831,486

Expenses:
Portfolio-Level Expenses:
Management fees	74,319,993	37,854,074
Transfer agent fees	5,438,048	2,769,870
Custody and accounting fees	1,986,082	1,114,789
Registration fees	996,284	450,442
Professional fees	101,125	100,128
Printing fees	126,106	77,596
Shareholder proxy meeting expense	33,839	233,670
Trustee fees	15,970	15,970
Other	593,620	662,990

Subtotal	83,611,067	43,279,529
Class Specific Expenses:
FST Administration Share fees	12,907,774	1,706,353
FST Service Share fees	8,862,287	3,011,367
FST Preferred Share fees	1,232,134	103,285
FST Capital Share fees	1,038,125	27,300
FST Select Share fees	112,767	37,615

Total expenses	107,764,154	48,165,449
Less—expense reductions	(18,144,156)	(9,252,166)

Net expenses	89,619,998	38,913,283

Net investment income	1,838,606,996	940,918,203

Net realized and unrealized gain (loss) from investment transactions	47,553	(6,860)

Net increase in net assets resulting from operations	$1,838,654,549	$940,911,343

The accompanying notes are an integral part of these financial statements.

	Treasury			Tax-Free
Treasury	Instruments	Government	Federal	Money Market
Obligations	Fund	Fund	Fund	Fund

$480,661,032	$226,939,349	$427,927,883	$579,580,708	$335,546,713
107,847	—	7,704,058	—	—

480,768,879	226,939,349	435,631,941	579,580,708	335,546,713

21,025,988	11,157,353	17,555,051	23,175,101	18,744,042
1,538,487	816,392	1,284,516	1,695,739	1,371,515
591,302	401,089	503,626	724,973	744,126
612,881	341,729	469,753	270,197	265,181
91,102	88,009	98,159	93,376	95,163
56,777	50,813	54,958	61,870	61,158
17,713	15,317	15,522	23,487	38,981
15,970	15,970	15,970	15,970	15,970
171,239	110,788	142,986	236,698	231,891

24,121,459	12,997,460	20,140,541	26,297,411	21,568,027

6,949,412	2,565,006	3,530,434	1,644,754	1,444,268
7,858,785	1,472,666	2,100,579	3,514,344	1,224,406
168,614	161,359	413,617	165,873	158,552
298,365	20,625	620,016	8,595	302,827
298	10,399	61,626	—	17,963

39,396,933	17,227,515	26,866,813	31,630,977	24,716,043
(3,185,960)	(1,915,222)	(4,370,407)	(3,461,019)	(4,824,863)

36,210,973	15,312,293	22,496,406	28,169,958	19,891,180

444,557,906	211,627,056	413,135,535	551,410,750	315,655,533

2,159,783	7,095,850	(4,479)	935,224	1,718,355

$446,717,689	$218,722,906	$413,131,056	$552,345,974	$317,373,888

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

From operations:
Net investment income	$1,838,606,996	$1,389,768,056
Net realized gain (loss) from investment transactions	47,553	(442,918)

Net increase in net assets resulting from operations	1,838,654,549	1,389,325,138

Distributions to shareholders:
From net investment income:
FST Shares	(1,387,265,745)	(1,029,549,409)
FST Select Shares	(19,267,251)	(8,084,513)
FST Preferred Shares	(62,212,662)	(78,882,954)
FST Capital Shares	(34,581,112)	(20,878,613)
FST Administration Shares	(252,920,511)	(187,841,920)
FST Service Shares	(82,407,266)	(64,087,729)

Total distributions to shareholders	(1,838,654,547)	(1,389,325,138)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	299,125,985,950	229,878,004,648
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	642,325,029	488,936,715
Cost of shares repurchased	(280,452,495,953)	(229,262,145,498)

Net increase in net assets resulting from share transactions	19,315,815,026	1,104,795,865

Net increase	19,315,815,028	1,104,795,865

Net assets:
Beginning of year	27,079,888,755	25,975,092,890

End of year	$46,395,703,783	$27,079,888,755

Undistributed net investment income	$1,147,560	$1,195,111

* Includes Distributions from net realized gains of ($4,479,746), ($32,470), ($187,218), ($9,879), ($1,017,035), ($333,819) for FST, Select, Preferred, Capital, Administration, and Service Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations		Treasury Instruments Fund

For the	For the	For the	For the	For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007		December 31, 2006

$940,918,203	$688,757,902	$444,557,906	$269,113,902	$211,627,056		$121,426,922
(6,860)	(138,865)	2,159,783	(430,806)	7,095,850		(314,332)

940,911,343	688,619,037	446,717,689	268,683,096	218,722,906		121,112,590

(867,258,529)	(626,492,422)	(239,326,819)	(86,415,950)	(157,260,962	)*	(72,696,713)
(6,439,110)	(5,424,655)	(45,904)	(49,113)	(1,501,180	)*	(597,407)
(5,181,853)	(3,973,857)	(7,636,468)	(33,024,399)	(6,750,386	)*	(6,086,441)
(894,696)	(1,064,137)	(8,737,053)	(470,190)	(582,188	)*	(478,060)
(33,259,292)	(34,052,271)	(123,424,082)	(98,023,648)	(40,910,058	)*	(33,741,077)
(27,877,864)	(17,611,695)	(65,939,106)	(50,699,796)	(10,682,449	)*	(7,505,301)

(940,911,344)	(688,619,037)	(445,109,432)	(268,683,096)	(217,687,223)		(121,104,999)

118,791,667,426	75,852,484,820	64,096,925,371	40,307,442,277	45,309,918,175		16,842,892,070
—	72,020,325	—	—	—		—
572,169,760	359,538,208	225,758,735	86,355,900	90,592,459		28,318,839
(110,395,351,888)	(72,447,802,619)	(53,979,112,783)	(38,693,158,795)	(36,847,590,116)		(15,810,617,066)

8,968,485,298	3,836,240,734	10,343,571,323	1,700,639,382	8,552,920,518		1,060,593,843

8,968,485,297	3,836,240,734	10,345,179,580	1,700,639,382	8,553,956,201		1,060,601,434

15,153,427,608	11,317,186,874	6,897,653,266	5,197,013,884	3,208,789,345		2,148,187,911

$24,121,912,905	$15,153,427,608	$17,242,832,846	$6,897,653,266	$11,762,745,546		$3,208,789,345

$173,596	$163,692	$1,608,257	$1,671,340	$1,097,704		$376,353

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Government Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

From operations:
Net investment income	$413,135,535	$215,789,727
Net realized gain (loss) from investment transactions	(4,479)	(499,145)

Net increase in net assets resulting from operations	413,131,056	215,290,582

Distributions to shareholders:
From net investment income:
FST Shares	(278,099,004)	(123,059,583)
FST Select Shares	(9,838,170)	(4,081,987)
FST Preferred Shares	(20,161,843)	(14,030,530)
FST Capital Shares	(19,379,310)	(6,744,369)
FST Administration Shares	(66,682,891)	(53,056,600)
FST Service Shares	(18,969,838)	(14,317,513)
From net realized gains:
FST Shares	—	—
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	—	—
FST Service Shares	—	—

Total distributions to shareholders	(413,131,056)	(215,290,582)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	65,777,621,848	40,117,844,723
Proceeds received in connection with merger	—	128,482,724
Reinvestment of dividends and distributions	191,892,915	91,863,148
Cost of shares repurchased	(57,535,124,292)	(39,841,597,838)

Net increase (decrease) in net assets resulting from share transactions	8,434,390,471	496,592,757

Net increase (decrease)	8,434,390,471	496,592,757

Net assets:
Beginning of year	5,263,327,716	4,766,734,959

End of year	$13,697,718,187	$5,263,327,716

Undistributed net investment income	$974,666	$970,187

The accompanying notes are an integral part of these financial statements.

Federal Fund		Tax-Free Money Market Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

$551,410,750	$394,264,259	$315,655,533	$260,635,819
935,224	(279,964)	1,718,355	509,316

552,345,974	393,984,295	317,373,888	261,145,135

(481,656,463)	(329,433,024)	(275,586,540)	(223,795,480)
(62)	(70)	(2,077,489)	(3,507,444)
(7,967,752)	(6,575,275)	(5,341,212)	(10,662,952)
(273,503)	(167,760)	(6,671,994)	(8,480,296)
(30,990,154)	(33,415,970)	(18,671,308)	(9,999,661)
(31,124,208)	(24,393,192)	(7,306,990)	(4,189,986)
—	—	(801,636)	(226,553)
—	—	(5,806)	(3,347)
—	—	(20,915)	(13,648)
—	—	(26,396)	(14,101)
—	—	(60,924)	(13,170)
—	—	(26,511)	(7,573)

(552,012,142)	(393,985,291)	(316,597,721)	(260,914,211)

49,213,027,669	28,887,530,049	60,132,779,450	65,508,104,052
—	—	—	55,824,203
464,762,629	308,087,102	201,833,954	180,652,951
(42,983,182,698)	(27,967,444,356)	(57,156,471,612)	(66,856,076,493)

6,694,607,600	1,228,172,795	3,178,141,792	(1,111,495,287)

6,694,941,432	1,228,171,799	3,178,917,959	(1,111,264,363)

10,235,586,706	9,007,414,907	7,590,364,285	8,701,628,648

$16,930,528,138	$10,235,586,706	$10,769,282,244	$7,590,364,285

$338,186	$399,013	$—	$—

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
December 31, 2007

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs— Financial Square Funds (collectively, the “Funds,” or individually, a “Fund”). Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares— FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund seeks to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.
C. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The tax character of distributions paid during the fiscal year ended December 31, 2007 was ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal year ended December 31, 2007 were tax-exempt income, ordinary income and net long term capital gains in the following amounts, $315,655,533, $471,094 and $471,094, respectively.

   As of December 31, 2007, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards for Prime Obligations, Money Market, and Government Funds.
2. Significant Accounting Policies (continued)
   At December 31, 2007 (tax-year end), the following Funds had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Prime	Money
	Obligations	Market	Government

Capital loss carryforward(1)
Expiring 2008	$—	$—	$3,440
Expiring 2009	—	—	557
Expiring 2010	—	11,758	1,243
Expiring 2011	—	—	—
Expiring 2012	—	13	—
Expiring 2013	710,876	24,827	471,266
Expiring 2014	442,918	138,865	499,145
Expiring 2015	—	6,860	4,479

Capital loss carryforward(2)	$1,153,794	$182,323	$980,130

(1)	Expiration occurs on December 31 of the year indicated.
(2)	During the year ended December 31, 2007, Prime Obligations, Treasury Obligations, Treasury Instruments, and Federal Funds utilized $47,553, $1,671,340, $314,332 and $394,659, respectively, of capital loss carryforwards.
   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
   In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from dividend redesignations and expiring capital loss carryforwards.

		Accumulated
		Net Realized
		Gain (Loss)	Undistributed
	Paid-in	on Investment	Net Investment
Fund	Capital	Transactions	Income

Money Market	$(3,045)	$—	$3,045

Treasury Obligations	—	(488,443)	488,443

Treasury Instruments	—	(721,351)	721,351

Federal	—	(540,565)	540,565

Government	(6,010)	6,010	—

   The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), on June 29, 2007. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.
E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2007

securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
2. Significant Accounting Policies (continued)
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
3. Agreements
A. Management Agreement—
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the year ended December 31, 2007, GSAM has voluntarily agreed to waive a portion of its Management Fee equal to an annual percentage rate of the average daily net assets of the Funds.
   GSAM has voluntarily waived a portion of its Management Fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
B. Distribution Agreement—
Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.
C. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.
D. Other Agreements—
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer Agent fees and expenses, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, share-

holder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   GSAM has voluntarily agreed to waive management fees and reimburse certain other expenses. In addition, the Funds have entered into certain expense offset arrangements with the custodian and transfer agent resulting in a reduction in the Funds’ expenses.
   For the year ended December 31, 2007, expense reductions were as follows (in thousands):

		Other	Custody
	Management	Expense	Fee
Fund	Fees Waived	Reimbursements	Reductions	Total

Prime Obligations	$18,127	$—	$17	$18,144

Money Market	9,232	—	20	9,252

Treasury Obligations	3,077	107	2	3,186

Treasury Instruments	1,633	246	36	1,915

Government	4,282	86	2	4,370

Federal	3,391	—	70	3,461

Tax-Free Money Market	4,572	133	120	4,825

   As of December 31, 2007, the amounts owed to GSAM and its affiliates were as follows (in thousands):

			Affiliated
		Transfer	Dealers
	Management	Agent	Service
Fund	Fees	Fees	Fees	Total

Prime Obligations	$6,003	$581	$1	$6,585

Money Market	3,057	296	5	3,358

Treasury Obligations	2,818	241	—	3,059

Treasury Instruments	1,739	150	16	1,905

Government	2,191	212	5	2,408

Federal	2,268	194	3	2,465

Tax-Free Money Market	1,511	146	1	1,658

4. Select, Preferred, Capital, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.
5. Line of Credit Facility
The Funds participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Fund must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the year ended December 31, 2007, the Funds did not have any borrowings under the facility.
6. Portfolio Concentrations
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2007

7. Other Matters
Exemptive Orders—Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.
Mergers and Reorganizations—At a meeting held on December 14, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free reorganization of the First Funds Cash Reserve Portfolio into the Goldman Sachs Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio into the Goldman Sachs Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio into the Goldman Sachs Financial Square Tax-Free Money Market Fund. The trustees approved certain amendments to the Agreement on April 7, 2006. The reorganization was completed on June 5, 2006.
   Pursuant to the Reorganization Agreement, the assets and liabilities of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and the First Funds Municipal Money Market Portfolio (“Acquired Funds”) Institutional Class and Class C were reorganized into the Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Tax-Free Money Market Funds’ (“Survivor Funds”) FST Class and FST Administration Class, respectively, in a tax-free exchange as follows:

			Acquired
	Exchanged		Fund’s Shares
	Shares of	Value of	Outstanding
	Survivor	Exchanged	as of June 5,
Survivor/Acquired Fund	Issued	Shares	2006

Financial Square Money Market FST Class/
First Funds Cash Reserve Institutional Class	29,951,814	$29,951,804	29,951,814

Financial Square Money Market FST Administration Class/
First Funds Cash Reserve Class C	42,068,532	$42,068,521	42,068,532

Financial Square Government FST Class/
First Funds U.S. Government Money Market Institutional Class	118,595,969	$118,595,969	118,595,969

Financial Square Government FST Administration Class/
First Funds U.S. Government Money Market Class C	9,886,755	$9,886,755	9,886,755

Financial Square Tax-Free Money Market FST Class/
First Funds Municipal Money Market Institutional Class	48,831,245	$48,831,002	48,831,245

Financial Square Tax-Free Money Market FST Administration Class/
First Funds Municipal Money Market Class C	6,993,410	$6,993,201	6,993,410

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization) as well as the Acquired Fund’s Capital Loss Carryforward:

				Survivor
	Survivor	Acquired		Fund’s
	Fund’s	Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	immediately
	before	before	Capital Loss	after
Survivor/Acquired Fund	reorganization	reorganization	Carryforward	reorganization

Financial Square Money Market/
First Funds Cash Reserve	$13,476,835,558	$72,020,325	$11,771	$13,548,855,883

Financial Square Government/
First Funds U.S. Government Money Market	$4,350,998,480	$128,482,724	$11,474	$4,479,481,204

Financial Square Tax-Free Money Market/
First Funds Municipal Money Market	$7,516,749,991	$55,824,203	$4,088	$7,572,574,194

New Accounting Pronouncement—On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements; however, additional disclosures will be required.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2007

8. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Prime Obligations Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

FST Shares
Shares sold	230,076,934,069	170,612,831,603
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	487,002,828	361,123,897
Shares repurchased	(212,478,271,348)	(171,679,544,733)

	18,085,665,549	(705,589,233)

FST Select Shares
Shares sold	3,037,658,794	2,622,537,919
Reinvestment of dividends and distributions	18,187,032	7,263,449
Shares repurchased	(3,079,375,424)	(2,438,015,801)

	(23,529,598)	191,785,567

FST Preferred Shares
Shares sold	13,431,487,063	14,291,461,219
Reinvestment of dividends and distributions	45,184,913	49,447,374
Shares repurchased	(14,094,256,022)	(14,325,501,029)

	(617,584,046)	15,407,564

FST Capital Shares
Shares sold	8,030,059,529	6,073,945,225
Reinvestment of dividends and distributions	17,398,360	11,916,555
Shares repurchased	(7,848,462,824)	(5,976,409,125)

	198,995,065	109,452,655

FST Administration Shares
Shares sold	30,217,784,703	23,817,166,145
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	41,049,887	34,422,826
Shares repurchased	(29,003,735,484)	(22,662,620,796)

	1,255,099,106	1,188,968,175

FST Service Shares
Shares sold	14,332,061,792	12,460,062,537
Reinvestment of dividends and distributions	33,502,009	24,762,614
Shares repurchased	(13,948,394,851)	(12,180,054,014)

	417,168,950	304,771,137

Net increase in shares	19,315,815,026	1,104,795,865

Money Market Fund		Treasury Obligations		Treasury Instruments Fund

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

110,136,476,999	68,561,639,792	40,069,208,287	17,516,997,455	36,477,370,131	10,153,093,298
—	29,951,814	—	—	—	—
521,420,824	318,700,601	152,620,255	35,939,641	74,035,868	22,035,732
(102,569,525,823)	(65,190,211,686)	(30,426,054,050)	(17,330,154,873)	(29,177,747,663)	(9,468,444,910)

8,088,372,000	3,720,080,521	9,795,774,492	222,782,223	7,373,658,336	706,684,120

1,005,473,685	1,072,742,598	277,400,000	260,571,000	91,005,402	33,390,476
6,165,076	5,181,699	32,876	30,599	1,477,265	597,413
(956,873,320)	(1,091,969,604)	(277,411,269)	(260,600,763)	(96,536,637)	(455,130)

54,765,441	(14,045,307)	21,607	836	(4,053,970)	33,532,759

651,489,952	703,052,729	1,124,767,546	1,966,462,034	268,398,073	84,181,680
5,134,883	3,915,697	1,391,566	307,370	268,804	152,924
(592,627,543)	(705,779,023)	(1,255,508,168)	(1,859,866,571)	(210,823,526)	(56,636,983)

63,997,292	1,189,403	(129,349,056)	106,902,833	57,843,351	27,697,621

199,196,750	60,771,898	479,544,205	98,903,970	195,371,491	252,341,426
882,308	1,037,940	4,345,697	70,607	524,970	450,179
(159,063,525)	(84,389,381)	(256,151,622)	(10,003,326)	(192,904,660)	(241,314,019)

41,015,533	(22,579,543)	227,738,280	88,971,251	2,991,801	11,477,586

5,240,871,994	4,408,180,593	13,815,964,993	13,506,141,815	6,048,579,064	4,882,502,145
—	42,068,532	—	—	—	—
22,209,410	19,809,694	11,568,247	7,350,111	8,432,133	2,235,411
(4,704,486,380)	(4,463,395,378)	(13,393,638,880)	(13,016,838,197)	(5,374,370,717)	(4,553,267,958)

558,595,024	6,663,441	433,894,360	496,653,729	682,640,480	331,469,598

1,558,158,046	1,046,097,210	8,330,040,340	6,958,366,004	2,229,194,014	1,437,383,045
16,357,259	10,892,577	55,800,094	42,657,571	5,853,419	2,847,180
(1,412,775,297)	(912,057,547)	(8,370,348,794)	(6,215,695,065)	(1,795,206,913)	(1,490,498,066)

161,740,008	144,932,240	15,491,640	785,328,510	439,840,520	(50,267,841)

8,968,485,298	3,836,240,755	10,343,571,323	1,700,639,382	8,552,920,518	1,060,593,843

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2007

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Government Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

FST Shares
Shares sold	42,691,754,110	22,345,461,625
Shares issued in connection with merger	—	118,595,969
Reinvestment of dividends and distributions	133,173,404	54,600,265
Shares repurchased	(35,998,585,770)	(22,116,289,005)

	6,826,341,744	402,368,854

FST Select Shares
Shares sold	1,011,668,311	142,020,852
Reinvestment of dividends and distributions	9,717,853	4,007,757
Shares repurchased	(665,623,037)	(139,299,857)

	355,763,127	6,728,752

FST Preferred Shares
Shares sold	2,692,898,154	2,004,998,495
Reinvestment of dividends and distributions	12,401,743	8,380,818
Shares repurchased	(2,422,917,216)	(2,035,007,637)

	282,382,681	(21,628,324)

FST Capital Shares
Shares sold	7,967,460,651	5,735,982,157
Reinvestment of dividends and distributions	15,924,172	4,809,218
Shares repurchased	(7,781,952,779)	(5,700,998,295)

	201,432,044	39,793,080

FST Administration Shares
Shares sold	8,354,041,709	7,890,011,432
Shares issued in connection with merger	—	9,886,755
Reinvestment of dividends and distributions	13,380,647	14,166,748
Shares repurchased	(7,631,542,888)	(7,926,156,728)

	735,879,468	(12,091,793)

FST Service Shares
Shares sold	3,059,798,913	1,999,370,162
Reinvestment of dividends and distributions	7,295,096	5,898,342
Shares repurchased	(3,034,502,602)	(1,923,846,316)

	32,591,407	81,422,188

Net increase (decrease) in shares	8,434,390,471	496,592,757

Federal Fund		Tax-Free Money Market Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

38,311,759,493	21,411,144,577	54,750,598,715	53,347,512,139
—	—	—	48,831,245
422,405,991	275,274,755	193,059,422	170,756,215
(32,225,508,253)	(20,676,244,293)	(52,118,365,138)	(54,871,412,677)

6,508,657,231	1,010,175,039	2,825,292,999	(1,304,313,078)

—	—	238,061,100	434,748,775
62	70	1,197,575	2,240,088
—	(2,019)	(269,114,411)	(511,511,241)

62	(1,949)	(29,855,736)	(74,522,378)

526,074,125	255,600,161	820,169,945	998,974,012
7,486,381	5,471,096	1,577,802	712,666
(350,840,621)	(271,145,171)	(927,845,201)	(916,250,803)

182,719,885	(10,073,914)	(106,097,454)	83,435,875

11,638,757	—	784,200,042	8,104,326,858
273,458	167,758	1,272,285	3,710,427
(7,584,151)	(327,000)	(890,967,626)	(7,905,726,404)

4,328,064	(159,242)	(105,495,299)	202,310,881

3,102,910,716	2,733,101,088	2,383,334,314	1,774,160,173
—	—	—	6,993,410
17,357,437	15,528,545	2,799,028	2,174,265
(3,288,741,678)	(2,690,661,555)	(1,951,596,165)	(1,809,220,902)

(168,473,525)	57,968,078	434,537,177	(25,893,054)

7,260,644,578	4,487,684,222	1,156,415,334	848,382,095
17,239,300	11,644,879	1,927,842	1,059,290
(7,110,507,995)	(4,329,064,318)	(998,583,071)	(841,954,466)

167,375,883	170,264,783	159,760,105	7,486,919

6,694,607,600	1,228,172,795	3,178,141,792	(1,111,495,835)

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Prime Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.052	$(0.052)	$1.00	5.28%	$36,224,153	0.18%	5.13%	0.23%	5.08%
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.24	267,150	0.21	5.13	0.26	5.08
2007-FST Preferred Shares	1.00	0.051	(0.051)	1.00	5.17	1,154,660	0.28	5.05	0.33	5.00
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.12	787,305	0.33	5.00	0.38	4.95
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.01	5,865,430	0.43	4.90	0.48	4.85
2007-FST Service Shares	1.00	0.047	(0.047)	1.00	4.75	2,097,006	0.68	4.65	0.73	4.60

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	18,138,487	0.18	4.88	0.23	4.83
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	290,680	0.21	4.94	0.26	4.89
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	1,772,244	0.28	4.79	0.33	4.74
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.83	588,310	0.33	4.78	0.38	4.73
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	4,610,331	0.43	4.64	0.48	4.59
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	1,679,837	0.68	4.41	0.73	4.36

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18	3.10	0.22	3.06
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21	3.08	0.25	3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33	3.03	0.37	2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68	2.64	0.72	2.60

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21	1.18	0.25	1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33	1.07	0.37	1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21	1.06	0.25	1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33	0.94	0.37	0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43	0.80	0.47	0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68	0.56	0.72	0.52

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.051	$(0.051)	$1.00	5.26%	$22,000,123	0.18%	5.12%	0.23%	5.07%
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.23	82,832	0.21	5.14	0.26	5.09
2007-FST Preferred Shares	1.00	0.050	(0.050)	1.00	5.15	161,635	0.28	5.02	0.33	4.97
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.10	54,022	0.33	4.92	0.38	4.87
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.00	1,175,106	0.43	4.87	0.48	4.82
2007-FST Service Shares	1.00	0.046	(0.046)	1.00	4.74	648,195	0.68	4.63	0.73	4.58

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18	4.92	0.23	4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21	4.87	0.26	4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28	4.80	0.33	4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33	4.69	0.38	4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43	4.65	0.48	4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68	4.42	0.73	4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18	3.07	0.22	3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21	3.03	0.25	2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28	2.93	0.32	2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33	3.12	0.37	3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43	2.85	0.47	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68	2.62	0.72	2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21	1.03	0.25	0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28	0.98	0.32	0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33	0.85	0.37	0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43	0.81	0.47	0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68	0.57	0.72	0.53

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Treasury Obligations

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.047	$(0.047)	$1.00	4.80%	$11,652,689	0.20%	4.32%	0.24%	4.28%
2007-FST Select Shares	1.00	0.047	(0.047)	1.00	4.77	26	0.23	4.62	0.27	4.58
2007-FST Preferred Shares	1.00	0.046	(0.046)	1.00	4.70	646,792	0.30	4.52	0.34	4.48
2007-FST Capital Shares	1.00	0.045	(0.045)	1.00	4.65	318,665	0.35	4.39	0.39	4.35
2007-FST Administration Shares	1.00	0.044	(0.044)	1.00	4.54	2,787,538	0.45	4.44	0.49	4.40
2007-FST Service Shares	1.00	0.042	(0.042)	1.00	4.28	1,837,123	0.70	4.19	0.74	4.15

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.86	1,855,829	0.20	4.79	0.24	4.75
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23	4.75	0.27	4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30	4.69	0.34	4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35	4.79	0.39	4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45	4.55	0.49	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70	4.31	0.74	4.27

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20	3.00	0.23	2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23	3.83	0.26	3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30	2.97	0.33	2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35	2.73	0.38	2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70	2.55	0.73	2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20	0.92	0.22	0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23	0.88	0.25	0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30	0.82	0.32	0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35	0.72	0.37	0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45	0.67	0.47	0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70	0.44	0.72	0.42

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.044	(c)	$(0.044	)(c)	$1.00	4.46%	$9,282,486	0.20%	3.91%	0.24%	3.87%
2007-FST Select Shares	1.00	0.043	(c)	(0.043	)(c)	1.00	4.43	29,548	0.23	4.24	0.27	4.20
2007-FST Preferred Shares	1.00	0.043	(c)	(0.043	)(c)	1.00	4.36	219,365	0.30	4.07	0.34	4.03
2007-FST Capital Shares	1.00	0.042	(c)	(0.042	)(c)	1.00	4.31	20,939	0.35	4.16	0.39	4.12
2007-FST Administration Shares	1.00	0.041	(c)	(0.041	)(c)	1.00	4.20	1,552,156	0.45	3.89	0.49	3.85
2007-FST Service Shares	1.00	0.039	(c)	(0.039	)(c)	1.00	3.94	658,252	0.70	3.51	0.74	3.47

2006-FST Shares	1.00	0.046		(0.046)		1.00	4.66	1,907,998	0.20	4.60	0.24	4.56
2006-FST Select Shares	1.00	0.045		(0.045)		1.00	4.63	33,599	0.23	4.82	0.27	4.78
2006-FST Preferred Shares	1.00	0.045		(0.045)		1.00	4.55	161,504	0.30	4.48	0.34	4.44
2006-FST Capital Shares	1.00	0.044		(0.044)		1.00	4.50	17,946	0.35	4.45	0.39	4.41
2006-FST Administration Shares	1.00	0.043		(0.043)		1.00	4.40	869,388	0.45	4.37	0.49	4.33
2006-FST Service Shares	1.00	0.041		(0.041)		1.00	4.14	218,354	0.70	4.05	0.74	4.01

2005-FST Shares	1.00	0.028		(0.028)		1.00	2.84	1,201,313	0.20	2.78	0.24	2.74
2005-FST Select Shares	1.00	0.028		(0.028)		1.00	2.81	67	0.23	2.78	0.27	2.74
2005-FST Preferred Shares	1.00	0.027		(0.027)		1.00	2.74	133,806	0.30	3.07	0.34	3.03
2005-FST Capital Shares	1.00	0.027		(0.027)		1.00	2.69	6,468	0.35	2.58	0.39	2.54
2005-FST Administration Shares	1.00	0.026		(0.026)		1.00	2.58	537,912	0.45	2.67	0.49	2.63
2005-FST Service Shares	1.00	0.023		(0.023)		1.00	2.33	268,622	0.70	2.44	0.74	2.40

2004-FST Shares	1.00	0.011		(0.011)		1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
2004-FST Select Shares	1.00	0.010		(0.010)		1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred Shares	1.00	0.010		(0.010)		1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital Shares	1.00	0.009		(0.009)		1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration Shares	1.00	0.008		(0.008)		1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service Shares	1.00	0.006		(0.006)		1.00	0.58	100,678	0.70	0.54	0.74	0.50

2003-FST Shares	1.00	0.009		(0.009)		1.00	0.89	805,747	0.20	0.84	0.25	0.79
2003-FST Select Shares	1.00	0.009		(0.009)		1.00	0.86	1	0.23	0.83	0.28	0.78
2003-FST Preferred Shares	1.00	0.008		(0.008)		1.00	0.79	8,053	0.30	0.77	0.35	0.72
2003-FST Capital Shares	1.00	0.007		(0.007)		1.00	0.74	22,662	0.35	0.70	0.40	0.65
2003-FST Administration Shares	1.00	0.006		(0.006)		1.00	0.64	187,685	0.45	0.59	0.50	0.54
2003-FST Service Shares	1.00	0.004		(0.004)		1.00	0.39	112,084	0.70	0.33	0.75	0.28

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(c)	Net investment income and distributions from net investment income contains $0.001 of realized capital gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Government Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.050	$(0.050)	$1.00	5.13%	$9,944,020	0.18%	4.88%	0.24%	4.82%
2007-FST Select Shares	1.00	0.050	(0.050)	1.00	5.10	438,264	0.21	4.79	0.27	4.73
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	5.03	666,779	0.28	4.87	0.34	4.81
2007-FST Capital Shares	1.00	0.049	(0.049)	1.00	4.97	354,687	0.33	4.69	0.39	4.63
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.87	1,886,834	0.43	4.72	0.49	4.66
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.61	407,134	0.68	4.52	0.74	4.46

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.95	3,117,679	0.18	4.89	0.24	4.83
2006-FST Select Shares	1.00	0.048	(0.048)	1.00	4.92	82,500	0.21	4.83	0.27	4.77
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.85	384,397	0.28	4.74	0.34	4.68
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.80	153,254	0.33	4.71	0.39	4.65
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.43	374,543	0.68	4.38	0.74	4.32

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21	2.87	0.26	2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28	2.91	0.33	2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33	2.99	0.38	2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68	2.58	0.73	2.53

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68	0.72	0.72	0.68

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18	1.05	0.22	1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21	1.02	0.25	0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33	0.87	0.37	0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43	0.78	0.47	0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68	0.54	0.72	0.50

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Federal Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.050	$(0.050)	$1.00	5.07%	$15,074,711	0.20%	4.92%	0.23%	4.89%
2007-FST Select Shares	1.00	0.049	(0.049)	1.00	5.04	1	0.23	4.91	0.26	4.88
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	4.97	315,256	0.30	4.80	0.33	4.77
2007-FST Capital Shares	1.00	0.048	(0.048)	1.00	4.91	7,941	0.35	4.77	0.38	4.74
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.81	586,405	0.45	4.71	0.48	4.68
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.55	946,214	0.70	4.42	0.73	4.39

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.87	8,565,756	0.20	4.77	0.23	4.74
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23	4.60	0.26	4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30	4.66	0.33	4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35	4.62	0.38	4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45	4.54	0.48	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70	4.27	0.73	4.24

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20	3.02	0.22	3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21	2.99	0.23	2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30	3.15	0.32	3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35	2.84	0.37	2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45	2.78	0.47	2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70	2.56	0.72	2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20	0.99	0.22	0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23	0.95	0.25	0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30	0.87	0.32	0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35	0.77	0.37	0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45	0.75	0.47	0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70	0.49	0.72	0.47

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Tax-Free Money Market Fund

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment		end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-FST Shares	$1.00	$0.035	$(0.035	)(c)	$1.00	3.56%	$9,069,558	0.18%	3.49%	0.23%	3.44%
2007-FST Select Shares	1.00	0.035	(0.035	)(c)	1.00	3.53	71,395	0.21	3.47	0.26	3.42
2007-FST Preferred Shares	1.00	0.034	(0.034	)(c)	1.00	3.46	220,538	0.28	3.37	0.33	3.32
2007-FST Capital Shares	1.00	0.033	(0.033	)(c)	1.00	3.41	317,742	0.33	3.30	0.38	3.25
2007-FST Administration Shares	1.00	0.032	(0.032	)(c)	1.00	3.30	757,798	0.43	3.23	0.48	3.18
2007-FST Service Shares	1.00	0.030	(0.030	)(c)	1.00	3.05	332,251	0.68	2.98	0.73	2.93

2006-FST Shares	1.00	0.033	(0.033	)(c)	1.00	3.32	6,243,612	0.18	3.25	0.23	3.20
2006-FST Select Shares	1.00	0.032	(0.032	)(c)	1.00	3.29	101,244	0.21	3.21	0.26	3.16
2006-FST Preferred Shares	1.00	0.032	(0.032	)(c)	1.00	3.22	326,624	0.28	3.19	0.33	3.14
2006-FST Capital Shares	1.00	0.031	(0.031	)(c)	1.00	3.17	423,215	0.33	3.12	0.38	3.07
2006-FST Administration Shares	1.00	0.030	(0.030	)(c)	1.00	3.07	323,201	0.43	3.01	0.48	2.96
2006-FST Service Shares	1.00	0.028	(0.028	)(c)	1.00	2.81	172,468	0.68	2.77	0.73	2.72

2005-FST Shares	1.00	0.022	(0.022)		1.00	2.26	7,547,716	0.18	2.23	0.22	2.19
2005-FST Select Shares	1.00	0.022	(0.022)		1.00	2.23	175,764	0.21	2.20	0.25	2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)		1.00	2.16	243,181	0.28	2.16	0.32	2.12
2005-FST Capital Shares	1.00	0.021	(0.021)		1.00	2.11	220,902	0.33	2.24	0.37	2.20
2005-FST Administration Shares	1.00	0.020	(0.020)		1.00	2.01	349,087	0.43	1.98	0.47	1.94
2005-FST Service Shares	1.00	0.017	(0.017)		1.00	1.75	164,979	0.68	1.79	0.72	1.75

2004-FST Shares	1.00	0.010	(0.010)		1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
2004-FST Select Shares	1.00	0.010	(0.010)		1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)		1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital Shares	1.00	0.009	(0.009)		1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration Shares	1.00	0.008	(0.008)		1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service Shares	1.00	0.005	(0.005)		1.00	0.54	85,930	0.68	0.58	0.72	0.54

2003-FST Shares	1.00	0.009	(0.009)		1.00	0.89	7,052,124	0.18	0.87	0.22	0.83
2003-FST Select Shares	1.00	0.009	(0.009)		1.00	0.86	75,811	0.21	0.85	0.25	0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)		1.00	0.79	204,104	0.28	0.79	0.32	0.75
2003-FST Capital Shares	1.00	0.007	(0.007)		1.00	0.74	2,784	0.33	0.75	0.37	0.71
2003-FST Administration Shares	1.00	0.006	(0.006)		1.00	0.64	273,661	0.43	0.61	0.47	0.57
2003-FST Service Shares	1.00	0.004	(0.004)		1.00	0.39	60,412	0.68	0.38	0.72	0.34

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable distributions.
(c)	Amount includes $0.00008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Shareholders of Financial Square Funds:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), portfolios of the Goldman Sachs Trust, at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2007
          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund				Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*

FST Shares
Actual	$1,000.00	$1,026.00		$0.92	$1,000.00	$1,025.90		$0.93	$1,000.00	$1,022.20		$1.04	$1,000.00	$1,019.80		$1.03
Hypothetical 5% return	1,000.00	1,024.29	+	0.92	1,000.00	1,024.28	+	0.93	1,000.00	1,024.18	+	1.04	1,000.00	1,024.18	+	1.04

FST Select Shares
Actual	1,000.00	1,025.90		1.08	1,000.00	1,025.80		1.08	1,000.00	1,022.10		1.19	1,000.00	1,019.60		1.18
Hypothetical 5% return	1,000.00	1,024.14	+	1.07	1,000.00	1,024.14	+	1.08	1,000.00	1,024.03	+	1.19	1,000.00	1,024.03	+	1.19

FST Preferred Shares
Actual	1,000.00	1,025.50		1.43	1,000.00	1,025.40		1.44	1,000.00	1,021.70		1.55	1,000.00	1,019.20		1.54
Hypothetical 5% return	1,000.00	1,023.79	+	1.43	1,000.00	1,023.78	+	1.44	1,000.00	1,023.68	+	1.55	1,000.00	1,023.68	+	1.54

FST Capital Shares
Actual	1,000.00	1,025.30		1.69	1,000.00	1,025.10		1.70	1,000.00	1,021.40		1.80	1,000.00	1,019.00		1.79
Hypothetical 5% return	1,000.00	1,023.54	+	1.69	1,000.00	1,023.53	+	1.70	1,000.00	1,023.42	+	1.81	1,000.00	1,023.43	+	1.80

FST Administration Shares
Actual	1,000.00	1,024.80		2.20	1,000.00	1,024.60		2.21	1,000.00	1,020.90		2.31	1,000.00	1,018.50		2.34
Hypothetical 5% return	1,000.00	1,023.03	+	2.20	1,000.00	1,023.03	+	2.21	1,000.00	1,022.92	+	2.31	1,000.00	1,022.89	+	2.34

FST Service Shares
Actual	1,000.00	1,023.50		3.47	1,000.00	1,023.30		3.48	1,000.00	1,019.60		3.58	1,000.00	1,017.20		3.57
Hypothetical 5% return	1,000.00	1,021.77	+	3.47	1,000.00	1,021.76	+	3.48	1,000.00	1,021.66	+	3.59	1,000.00	1,021.66	+	3.58

	Government Fund				Federal Fund				Tax-Free Money Market Fund

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*

FST Shares
Actual	$1,000.00	$1,024.80		$0.94	$1,000.00	$1,024.70		$1.03	$1,000.00	$1,017.60		$0.93
Hypothetical 5% return	1,000.00	1,024.28	+	0.94	1,000.00	1,024.19	+	1.03	1,000.00	1,024.29	+	0.93

FST Select Shares
Actual	1,000.00	1,024.70		1.09	1,000.00	1,024.50		1.19	1,000.00	1,017.40		1.08
Hypothetical 5% return	1,000.00	1,024.13	+	1.09	1,000.00	1,024.02	+	1.19	1,000.00	1,024.14	+	1.08

FST Preferred Shares
Actual	1,000.00	1,024.30		1.45	1,000.00	1,024.20		1.54	1,000.00	1,017.10		1.44
Hypothetical 5% return	1,000.00	1,023.77	+	1.45	1,000.00	1,023.69	+	1.54	1,000.00	1,023.78	+	1.44

FST Capital Shares
Actual	1,000.00	1,024.10		1.70	1,000.00	1,023.90		1.79	1,000.00	1,016.80		1.69
Hypothetical 5% return	1,000.00	1,023.52	+	1.70	1,000.00	1,023.44	+	1.79	1,000.00	1,023.53	+	1.70

FST Administration Shares
Actual	1,000.00	1,023.60		2.21	1,000.00	1,023.40		2.30	1,000.00	1,016.30		2.20
Hypothetical 5% return	1,000.00	1,023.02	+	2.21	1,000.00	1,022.93	+	2.30	1,000.00	1,023.03	+	2.20

FST Service Shares
Actual	1,000.00	1,022.30		3.49	1,000.00	1,022.10		3.57	1,000.00	1,015.00		3.47
Hypothetical 5% return	1,000.00	1,021.76	+	3.48	1,000.00	1,021.67	+	3.57	1,000.00	1,021.77	+	3.48

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.33	0.43	0.68
Federal	0.20	0.23	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 65	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004 and 2006-Present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

John P. Coblentz, Jr. Age: 66	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Diana M. Daniels Age: 58	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Patrick T. Harker Age: 49	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Jessica Palmer Age: 59	Trustee	Since 2007	Ms. Palmer is retired (since 2006). Formerly, she was Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/ Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Trustees and Officers (Unaudited) (continued)
Independent Trustees

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Richard P. Strubel Age: 68	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	101	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the Internet); Northern Mutual Fund Complex (58 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 45	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).	101	None

Alan A. Shuch* Age: 58	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	101	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2007, the Trust consisted of 89 portfolios (of which 80 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios (of which 11 offer shares to participating life insurance companies).
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 45	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 43	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 40	Secretary	Since 2003	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Trust—Financial Square Funds

Voting Results of Special Meeting of Shareholders (Unaudited)
A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on August 3, 2007 (the “Meeting”) for the purpose of electing eight trustees of the Trust.
At the Meeting, Ashok N. Bakhru, John P. Coblentz Jr., Diana M. Daniels, Patrick T. Harker, Jessica Palmer, Alan A. Shuch, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees (Ms. Uniacke subsequently resigned from the Board). The Funds of the Trust have accrued and paid their pro-rata share of the expenses associated with the Meeting. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	33,710,084,386	0	700,102,557	0

John P. Coblentz, Jr.	33,711,781,505	0	698,405,438	0

Diana M. Daniels	33,845,914,104	0	564,272,839	0

Patrick T. Harker	33,711,725,619	0	698,461,325	0

Jessica Palmer	33,846,634,466	0	563,552,477	0

Alan A. Shuch	33,850,365,750	0	559,821,193	0

Richard P. Strubel	33,704,705,418	0	705,481,525	0

Kaysie P. Uniacke	33,849,216,713	0	560,970,230	0

Goldman Sachs Financial Square Funds – Tax Information (Unaudited)
During the year ended December 31, 2007, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.
Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Tax-Free Money Market Fund designates $471,094 as capital gain dividends paid during its year ended December 31, 2007.
During the year ended December 31, 2007, 100% of the distributions paid by the Financial Square Government, Financial Square Treasury Obligations, Financial Square Federal and Financial Square Treasury Instruments Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-4844.MF / 02-08

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQAR/12.07	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2007	2006	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,995,700	$1,071,400	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$0	$733,788	Financial statement audits

Audit-Related Fees:

• PwC	$249,000	$195,000	Other attest services

• E&Y	$0	$0

Tax Fees:

• PwC	$511,900	$281,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$0	$107,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

All Other Fees:

• PwC	$0	$0

• E&Y	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2007	2006	Description of Services Rendered
Audit Fees:

• E&Y	$0	$94,130	Audit fees borne by the Funds’ adviser

Audit-Related Fees:

• PwC	$937,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• PwC	$0	$10,000	Audit related time borne by the Funds’ adviser

• E&Y	$0	$0

Tax Fees:

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees:

• PwC	$199,500	$125,500	Review of fund reorganization documents. Services provided for fund launch and new share classes

• E&Y	$0	$18,000	Review of fund merger documents.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended December 31, 2007 and December 31, 2006 were approximately $760,900 and $476,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 30, 2007 and November 25, 2006 were approximately $5.3 million and $5.9 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended December 31, 2007 and December 31, 2006 were approximately $0 and $107,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2007 and December 31, 2006 were approximately $0 and $55.9  million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 7, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 7, 2008